As filed with the Securities and Exchange Commission on October 24, 2025

1933 Act Registration No. 333-283221

1940 Act Registration No. 811-24023

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 23	☒

and/or

Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 26	☒

REX ETF Trust

777 Brickell Avenue, Suite 500

Miami, Florida 33131

(203) 654-7008

(Registrant’s Exact Name, Address and Telephone Number)

Robert Rokose

Chief Financial Officer

REX Advisers, LLC

1241 Post Road

Fairfield, Connecticut 06824

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	On (date) pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	On (date) pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A – Prospectus for REX AAPL Growth & Income ETF, REX AMD Growth & Income ETF, REX AMZN Growth & Income ETF, REX ASML Growth & Income ETF, REX AVGO Growth & Income ETF, REX BABA Growth & Income ETF, REX BKNG Growth & Income ETF, REX BRK.B Growth & Income ETF, REX CEPT Growth & Income ETF, REX CRWD Growth & Income ETF, REX CRWV Growth & Income ETF, REX DKNG Growth & Income ETF, REX GME Growth & Income ETF, REX GOOGL Growth & Income ETF, REX HOOD Growth & Income ETF, REX IBIT Growth & Income ETF, REX IONQ Growth & Income ETF, REX JPM Growth & Income ETF, REX LLY Growth & Income ETF, REX MARA Growth & Income ETF, REX META Growth & Income ETF, REX MSFT Growth & Income ETF, REX NFLX Growth & Income ETF, REX NOW Growth & Income ETF, REX O Growth & Income ETF, REX PLTR Growth & Income ETF, REX RGTI Growth & Income ETF, REX SMCI Growth & Income ETF, REX SMR Growth & Income ETF, REX SNOW Growth & Income ETF, REX TEM Growth & Income ETF, REX TLT Growth & Income ETF, REX TSM Growth & Income ETF, REX UNH Growth & Income ETF, and REX WMT Growth & Income ETF

Part B – Statement of Additional Information for REX AAPL Growth & Income ETF, REX AMD Growth & Income ETF, REX AMZN Growth & Income ETF, REX ASML Growth & Income ETF, REX AVGO Growth & Income ETF, REX BABA Growth & Income ETF, REX BKNG Growth & Income ETF, REX BRK.B Growth & Income ETF, REX CEPT Growth & Income ETF, REX CRWD Growth & Income ETF, REX CRWV Growth & Income ETF, REX DKNG Growth & Income ETF, REX GME Growth & Income ETF, REX GOOGL Growth & Income ETF, REX HOOD Growth & Income ETF, REX IBIT Growth & Income ETF, REX IONQ Growth & Income ETF, REX JPM Growth & Income ETF, REX LLY Growth & Income ETF, REX MARA Growth & Income ETF, REX META Growth & Income ETF, REX MSFT Growth & Income ETF, REX NFLX Growth & Income ETF, REX NOW Growth & Income ETF, REX O Growth & Income ETF, REX PLTR Growth & Income ETF, REX RGTI Growth & Income ETF, REX SMCI Growth & Income ETF, REX SMR Growth & Income ETF, REX SNOW Growth & Income ETF, REX TEM Growth & Income ETF, REX TLT Growth & Income ETF, REX TSM Growth & Income ETF, REX UNH Growth & Income ETF, and REX WMT Growth & Income ETF

Part C – Other Information

Signatures

Index to Exhibits

Exhibits

REX ETF TRUST

PROSPECTUS

REX AAPL Growth & Income ETF (AAII)	REX LLY Growth & Income ETF (LLII)
REX AMD Growth & Income ETF (AMII)	REX MARA Growth & Income ETF (MAII)
REX AMZN Growth & Income ETF (AMZI)	REX META Growth & Income ETF (METI)
REX ASML Growth & Income ETF (ASMI)	REX MSFT Growth & Income ETF (MSFI)
REX AVGO Growth & Income ETF (AVGI)	REX NFLX Growth & Income ETF (NFLI)
REX BABA Growth & Income ETF (BABI)	REX NOW Growth & Income ETF (NOWI)
REX BKNG Growth & Income ETF (BKNI)	REX O Growth & Income ETF (OIII)
REX BRK.B Growth & Income ETF (BRII)	REX PLTR Growth & Income ETF (PLTI)
REX CEPT Growth & Income ETF (CEII)	REX RGTI Growth & Income ETF (RGII)
REX CRWD Growth & Income ETF (CRWI)	REX SMCI Growth & Income ETF (SMII)
REX CRWV Growth & Income ETF (CWII)	REX SMR Growth & Income ETF (NUII)
REX DKNG Growth & Income ETF (DKII)	REX SNOW Growth & Income ETF (SNOI)
REX GME Growth & Income ETF (GMII)	REX TEM Growth & Income ETF (TEMI)
REX GOOGL Growth & Income ETF (GOII)	REX TLT Growth & Income ETF (TLII)
REX HOOD Growth & Income ETF (HOII)	REX TSM Growth & Income ETF (TSII)
REX IBIT Growth & Income ETF (IBIU)	REX UNH Growth & Income ETF (UNHI)
REX IONQ Growth & Income ETF (INQI)	REX WMT Growth & Income ETF (WMTI)
REX JPM Growth & Income ETF (JPMI)

October 24, 2025

Each of a Fund set forth above (each, a “Fund,” and together, the “Funds”) is a series of REX ETF Trust (the “Trust”) and an exchange-traded fund (“ETF”). Each Fund lists and principally trades its shares on Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”).

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ii

REX AAPL Growth & Income ETF

Important Information About the Fund

The REX AAPL Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of Apple Inc. (Nasdaq: AAPL) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Apple Inc. (Nasdaq: AAPL) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security. is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Technology Hardware & Equipment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Apple Inc.

Apple Inc. designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories worldwide. The Underlying Security is listed on Nasdaq. Apple Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Apple Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-36743 through the SEC’s website at www.sec.gov. In addition, information regarding Apple Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Apple Inc. The Fund has derived all disclosures contained in this document regarding Apple Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Apple Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Apple Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Apple Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH APPLE INC. OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

APPLE INC. INVESTING RISKS. As of the date of this prospectus, Apple Inc. faces risks associated with companies in the Technology Hardware & Equipment industry, as well as those relating to related to: global and economic conditions; market-disrupting events such as wars, natural disasters, and public health crises; intense global competition and rapidly evolving technology; managing frequent product and service launches and transitions; reliance on outsourced manufacturing and logistics services from partners, many of whom are based outside the United States; securing components in sufficient quantities on commercially reasonable terms; potential design and manufacturing flaws in products and services; write-downs in the value of the company’s inventory and other assets; dependence on access to third-party intellectual property and software developers; ability to acquire or produce digital content that attracts customers; ability to retain and recruit highly skilled employees, including key personnel; performance of carriers, wholesalers, retailers, and other resellers; failures and disruptions in information technology systems and networks; loss or unauthorized access to or disclosure of confidential information; investments in new business strategies that may disrupt current operations; evolving needs and costs associated with the company’s retail stores; and risks related to legal and regulatory compliance.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

TECHNOLOGY HARDWARE & EQUIPMENT INDUSTRY RISK. The Technology Hardware & Equipment industry includes companies that manufacture and distribute computers, servers, mainframes, peripheral devices (e.g., keyboard, mouse, etc.), high-technology components (e.g., circuit boards), and electronic office equipment. In addition, companies in the Technology Hardware & Equipment industry include producers and distributors of semiconductors and other integrated chips, other products related to the semiconductor industry such as motherboards, and manufacturers of high-technology tools and/or equipment used in the creation of semiconductors, photonics, wafers, and other high-technology components. The companies in the Technology Hardware & Equipment industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by companies in the Technology Hardware & Equipment industry is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of these companies depends in substantial part on the timely and successful introduction of new products. In addition, many of the companies in the Technology Hardware & Equipment industry rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involve a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/AAII and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/AAII.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX AMD Growth & Income ETF

Important Information About the Fund

The REX AMD Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of Advanced Micro Devices, Inc. (Nasdaq: AMD) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Advanced Micro Devices, Inc. (Nasdaq: AMD) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Semiconductors & Semiconductor Equipment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Advanced Micro Devices, Inc.

Advanced Micro Devices, Inc. is a global semi-conductor company. It operates through four segments: data center, client, gaming, and embedded. The Underlying Security is listed on Nasdaq. Advanced Micro Devices, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by the issuer of Advanced Micro Devices, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-7882 through the SEC’s website at www.sec.gov. In addition, information regarding Advanced Micro Devices, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Advanced Micro Devices, Inc. The Fund has derived all disclosures contained in this document regarding Advanced Micro Devices, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Advanced Micro Devices, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Advanced Micro Devices, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Advanced Micro Devices, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER, ARE NOT AFFILIATED WITH THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ADVANCED MICRO DEVICES, INC. INVESTING RISKS. As of the date of this prospectus, Advanced Micro Devices, Inc. or the Underlying Security faces risks associated with companies in the Semiconductors & Semiconductor Equipment industry, as well as those related to: global and economic conditions; market disrupting events, such as wars, natural disasters and public health issues; highly competitive global demand and rapidly changing technology; managing the frequent introductions and transitions of products and services; the outsourced manufacturing and logistical services provided by partners, many of which are located outside of the United States; the ability to obtain components in sufficient quantities on commercially reasonable terms for its products; potential design and manufacturing defects in its products and services; write-downs on the value of the company’s inventory and other assets; the reliance on access to third-party intellectual property and on third-party software developers; ability to obtain or create digital content that appeals to customers; the ability to retain and hire highly skilled employees, including key personnel; the performance of carriers, wholesalers, retailers and other resellers; information technology system failures and network disruptions; losses or unauthorized access to or releases of confidential information; investments in new business strategies may disrupt the current activities, changing needs and costs related to the company’s retail stores; and legal and regulatory compliance risks.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT INDUSTRY RISK. Investing in the companies comprising the Semiconductors & Semiconductor Equipment industry may expose the Fund to specific risks related to companies operating in this industry. Semiconductors & Semiconductor Equipment companies face intense competition, both domestically and internationally, and such competition may have an adverse effect on profit margins. Semiconductors & Semiconductor Equipment companies may have limited product lines, markets, financial resources or personnel. Semiconductors & Semiconductor Equipment companies’ supply chain and operations are dependent on the availability of materials that meet exacting standards and the use of third parties to provide components and services. Semiconductors & Semiconductor Equipment companies may rely on a limited number of suppliers, or upon suppliers in a single location, for certain materials, equipment or tools. Finding and qualifying alternate or additional suppliers can be a lengthy process that can cause production delays or impose unforeseen costs, and such alternatives may not be available at all. Production can be disrupted by the unavailability of resources, such as water, silicon, electricity, gases and other materials. Suppliers may also increase prices or encounter cyber security or other issues that can disrupt production or increase production costs. The products of Semiconductors & Semiconductor Equipment companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Capital equipment expenditures could be substantial, and equipment generally suffers from rapid obsolescence. Companies in the Semiconductors & Semiconductor Equipment industry are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights would adversely affect the profitability of these companies.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involve a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/AMII and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/AMII.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX AMZN Growth & Income ETF

Important Information About the Fund

The REX AMZN Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of Amazon.com, Inc. (Nasdaq: AMZN) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Amazon.com, Inc. (Nasdaq: AMZN) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, Amazon.com, Inc. is assigned to the Broadline Retail industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Amazon.com, Inc.

Amazon.com, Inc. is an e-commerce company that operates retail websites and offers programs that enable third parties to sell products on their websites. The Underlying Security is listed on Nasdaq. Amazon.com, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Amazon.com, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 000-22513 through the SEC’s website at www.sec.gov. In addition, information regarding the issuer of Amazon.com, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Amazon.com, Inc. The Fund has derived all disclosures contained in this document regarding Amazon.com, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Amazon.com, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Amazon.com, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Amazon.com, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH AMAZON.COM, INC. OR THER UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

AMAZON.COM, INC. INVESTING RISKS. As of the date of this prospectus, Amazon.com, Inc. faces risks associated with companies in the Broadline Retail industry, as well as those related to the: fierce competition across various sectors, including physical retail, e-commerce omnichannel retail, e-commerce services, web and infrastructure computing services, electronic devices, digital content, advertising, grocery, and transportation and logistics services; expansion into new products, services, technologies, and geographic areas; international operations; fluctuations in demand for its products and services; fraudulent and illegal activities by sellers; intellectual property rights; foreign exchange risks; growth of global operations and significant variations in operating results and growth rates; effective optimization and operation of its fulfillment network and data centers; data loss or security breaches; system interruptions and lack of redundancy; retaining key senior management and the ability to hire and retain highly skilled and other essential personnel; maintaining strong supplier relationships, including with content and technology licensors; commercial agreements and business relationships that increase liability exposure; success of acquisitions, joint ventures, or other investments; significant inventory disruptions due to seasonality, obsolescence, defective merchandise, changing consumer spending and interests, and other factors; constantly changing regulations and compliance related to various payment methods; its rapidly evolving and expanding business model; and legal, regulatory, tax liabilities, and litigation issues.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

BROADLINE RETAIL INDUSTRY RISK. Investing in companies comprising the Broadline Retail industry may expose the Fund to specific risks related to companies operating in this industry. These companies face intense competition, both domestically and internationally, which may adversely affect profit margins. They may have limited product lines, markets, financial resources, or personnel. The industry is highly sensitive to economic conditions, with factors such as consumer spending patterns, unemployment rates, and inflation significantly affecting retail sales and profitability. Supply chains and operations depend on the availability of products and materials that meet consumer demand and the use of third parties for goods and services. Companies may rely on a limited number of suppliers, or suppliers in a single location, for certain products or materials, and finding alternatives can be a lengthy process that may cause inventory shortages or unforeseen costs. Operations can be disrupted by the unavailability of resources like transportation, labor, and raw materials, and suppliers may increase prices or face cyber security issues that disrupt operations or increase costs. Rapid changes in consumer preferences and technological advancements can lead to product obsolescence, requiring companies to adapt quickly to shifts such as increased online shopping or demand for sustainable products. The rapid pace of technological change necessitates continuous investment in digital infrastructure and cyber security. Retail companies are subject to various regulations, including labor laws, environmental standards, and trade policies, with changes potentially increasing operational costs or restricting business practices. Companies in this industry are heavily dependent on brand reputation and customer loyalty, with negative publicity, product recalls, or data breaches potentially damaging brand image and eroding consumer trust. Investors should consider these risks as part of their overall investment strategy, as the Broadline Retail industry may experience volatility that could impact the Fund’s performance.

Certain business segments of retail companies are highly cyclical, which may cause the operating results of such retail companies to vary significantly. Retail companies may be dependent on outside financing, which may be difficult to obtain. Many of these companies are dependent on third party suppliers and distribution systems and purchase merchandise both directly from brand owners and indirectly from retailers and third-party suppliers. Such companies may also be dependent upon suppliers for the products used for their own brand name merchandise. Reliance on third party suppliers subjects retail companies to risks of delivery delays, price increases and receipt of nonconforming or poor quality merchandise. Retail companies may be unable to protect their intellectual property rights and may be liable for infringing the intellectual property rights of others. Changes in labor laws and other labor issues, such as increased labor costs, could adversely affect the financial performance of retail companies. If retail companies do not maintain the security of customer-related information, they could damage their reputations with customers, incur substantial costs and become subject to litigation, all of which could adversely affect the financial performance of such companies. The international operations of certain retail companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs and trade disputes and other risks inherent to international business. Some of the companies in the Retail Index are engaged in other lines of business unrelated to retail, and they may experience problems with these lines of business which could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in traditional retail activities, the other lines of business in which these companies are engaged may have an adverse effect on a company’s business or financial condition

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/AMZI and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/AMZI.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX ASML Growth & Income ETF

Important Information About the Fund

The REX ASML Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the depositary receipt of ASML Holding N.V. (Nasdaq: ASML) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the depositary receipt of ASML Holding N.V. (Nasdaq: ASML) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Semiconductors & Semiconductor Equipment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

ASML Holding N.V.

ASML Holding N.V. is a Dutch global semiconductor company, providing chipmakers with hardware, software, and services to mass produce patterns on silicon through lithography. The Underlying Security is listed on Nasdaq. ASML Holding N.V. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ASML Holding N.V. pursuant to the Exchange Act can be located by reference to the SEC file number 001-33463 through the SEC’s website at www.sec.gov. In addition, information regarding ASML Holding N.V. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of ASML Holding N.V. The Fund has derived all disclosures contained in this document regarding ASML Holding N.V. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to ASML Holding N.V. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ASML Holding N.V. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ASML Holding N.V. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ASML HOLDING N.V. OR THE UNDERLYING SECURITY .

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ASML HOLDING N.V. INVESTING RISKS. As of the date of this prospectus, ASML Holding N.V. faces risks associated with companies in the Semiconductors & Semiconductor Equipment industry, as well as those related to; rapid technological innovation and changing market dynamics; advanced extreme ultraviolet (EUV) and deep ultraviolet (DUV) lithography equipment subject to export controls by the Dutch government, the European Union, and the United States; sales restrictions to certain regions, especially China; ongoing trade disputes between the U.S. and China, leading to increased regulatory scrutiny and export controls that could limit ASML Holding N.V.’s ability to sell high-end lithography machines to Chinese customers; potential escalations in trade restrictions or sanctions reducing market access and growth potential; ASML Holding N.V.’s intricate global supply chain, including suppliers of highly specialized components like optics, lasers, and precision machinery; delays in acquiring critical components, labor shortages, or disruptions due to natural disasters, pandemics, or geopolitical events; ASML Holding N.V.’s reliance on sourcing key components, such as high-performance mirrors and lenses, from a limited number of suppliers; and fluctuations in international currency rates.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for ADRs for foreign companies such as ASML Holding N.V., has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ASIAN GEOPOLITICAL TENSIONS RISK. The Underlying Security has significant exposure to Asia as a result of ASML Holding N.V.’s operations, supply chain and location of its customers. Asian geopolitical developments, such as trade disputes, territorial conflicts, regulatory changes, sanctions, military actions, or changes in diplomatic relations, could materially impact the Underlying Security’s business operations, financial performance and stock price. Tensions between major economies in the region, including but not limited to China, Taiwan, South Korea, Japan and India, as well as broader U.S.-Asia relations, may lead to increased market volatility, disruptions in trade, supply chain constraints, or restrictions on capital flows. Governments in these regions may impose tariffs, export controls, or other regulatory measures that could negatively affect certain industries, including technology, manufacturing, and consumer goods. Additionally, political instability, social unrest, or unexpected policy shifts could create further uncertainty for businesses operating in the region.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT INDUSTRY RISK. Investing in the companies comprising the Semiconductors & Semiconductor Equipment industry may expose the Fund to specific risks related to companies operating in this industry. Semiconductors & Semiconductor Equipment companies face intense competition, both domestically and internationally, and such competition may have an adverse effect on profit margins. Semiconductors & Semiconductor Equipment companies may have limited product lines, markets, financial resources or personnel. Semiconductors & Semiconductor Equipment companies’ supply chain and operations are dependent on the availability of materials that meet exacting standards and the use of third parties to provide components and services. Semiconductors & Semiconductor Equipment companies may rely on a limited number of suppliers, or upon suppliers in a single location, for certain materials, equipment or tools. Finding and qualifying alternate or additional suppliers can be a lengthy process that can cause production delays or impose unforeseen costs, and such alternatives may not be available at all. Production can be disrupted by the unavailability of resources, such as water, silicon, electricity, gases and other materials. Suppliers may also increase prices or encounter cyber security or other issues that can disrupt production or increase production costs. The products of Semiconductors & Semiconductor Equipment companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Capital equipment expenditures could be substantial, and equipment generally suffers from rapid obsolescence. Companies in the Semiconductors & Semiconductor Equipment industry are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights would adversely affect the profitability of these companies.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DEPOSITARY RECEIPTS RISK. The Underlying Security is structured as a depositary receipt. While depositary receipts provide U.S. investors with a convenient way to gain exposure to foreign equities, they are subject to unique risks that could impact their value and liquidity. Depositary receipts are tied to the performance of the underlying foreign shares, which may be subject to risks related to the political, economic, and regulatory environment of the issuing company’s home country. Factors such as economic instability, foreign exchange controls and government intervention could impact the value of depositary receipts. While depositary receipts are denominated in U.S. dollars, the underlying foreign shares trade in a different currency. As a result, fluctuations in exchange rates between the U.S. dollar and the local currency of the foreign company could impact the value of the depositary receipts. A strengthening U.S. dollar may reduce the value of dividends or capital appreciation for depositary receipt holders. Depositary receipts are subject to both U.S. and foreign regulations. Changes in foreign securities laws, taxation policies, or reporting requirements could impact the ability of the depository bank to maintain depositary receipt listings. Additionally, some foreign jurisdictions may impose restrictions on capital flows or repatriation of earnings, which could affect shareholder rights and returns. Foreign companies may follow different accounting standards and disclosure practices than U.S. companies. Differences in financial reporting, corporate governance, and regulatory oversight could make it more difficult for investors to evaluate the financial health and risks associated with depositary receipt issuers.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/ASMI and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/ASMI.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX AVGO Growth & Income ETF

Important Information About the Fund

The REX AVGO Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of Broadcom Inc. (Nasdaq: AVGO) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Broadcom Inc. (Nasdaq: AVGO) (“Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold the Underlying Security call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Semiconductors & Semiconductor Equipment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Broadcom Inc.

Broadcom Inc. is engaged in manufacturing semiconductor products. The Underlying Security is listed on Nasdaq. Broadcom Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Broadcom Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-38449 through the SEC’s website at www.sec.gov. In addition, information regarding Broadcom Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Broadcom Inc. The Fund has derived all disclosures contained in this document regarding Broadcom Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Broadcom Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Broadcom Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Broadcom Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH BROADCOM INC. OR THE UNDERLYING SECURITY

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

BROADCOM INC. INVESTING RISKS. As of the date of this prospectus, Broadcom Inc. faces risks associated with companies in the Semiconductors & Semiconductor Equipment industry, as well as those related to; the Broadcom Inc. revenue that comes from a few major customers, including large smartphone manufacturers, cloud service providers and networking companies; the loss of a key customer or reduced orders ; the complex global supply chain for semiconductor fabrication, components, and raw materials; disruptions due to geopolitical tensions, natural disasters or trade restrictions; Broadcom Inc. outsourcing to a substantial portion of its semiconductor manufacturing to third-party foundries; capacity constraints, pricing changes, or disruptions at these foundries; the highly regulated industry in which Broadcom Inc. operates and its exposure to geopolitical risks that could affect its business; Broadcom Inc.’s ability to sell semiconductor products internationally, particularly in China, which, is subject to trade policies, export controls, and government-imposed restrictions; U.S. sanctions or export limitations on chip technology; trade tensions between the U.S. and China impacting its business operations, supply chain, and customer relationships; any escalation of trade conflicts, tariffs, or restrictions on semiconductor exports; Broadcom Inc.’s prior antitrust investigations and regulatory scrutiny regarding its business practices; changes in antitrust laws, new regulatory enforcement, or limitations on acquisitions; Broadcom Inc. significant debt to finance acquisitions; increased leverage leading to higher interest expenses, reduced financial flexibility, and potential credit rating downgrades; international markets, including Asia, Europe, and Latin America, where sales may be denominated in currencies such as the euro, Japanese yen, British pound and Chinese yuan, while a large share of Broadcom Inc.’s manufacturing, operating expenses, and supply chain costs are denominated in other currencies, creating an exposure to currency fluctuations that could affect profit margins; and the value of the U.S. dollar as compared to other currencies.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITYTRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ASIAN GEOPOLITICAL TENSIONS RISK. The Underlying Security has significant exposure to Asia as a result of its operations, supply chain and location of its customers. Asian geopolitical developments, such as trade disputes, territorial conflicts, regulatory changes, sanctions, military actions, or changes in diplomatic relations, could materially impact the Underlying Security’s business operations, financial performance and stock price. Tensions between major economies in the region, including but not limited to China, Taiwan, South Korea, Japan and India, as well as broader U.S.-Asia relations, may lead to increased market volatility, disruptions in trade, supply chain constraints, or restrictions on capital flows. Governments in these regions may impose tariffs, export controls, or other regulatory measures that could negatively affect certain industries, including technology, manufacturing, and consumer goods. Additionally, political instability, social unrest, or unexpected policy shifts could create further uncertainty for businesses operating in the region.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT INDUSTRY RISK. Investing in the companies comprising the Semiconductors & Semiconductor Equipment industry may expose the Fund to specific risks related to companies operating in this industry. Semiconductors & Semiconductor Equipment companies face intense competition, both domestically and internationally, and such competition may have an adverse effect on profit margins. Semiconductors & Semiconductor Equipment companies may have limited product lines, markets, financial resources or personnel. Semiconductors & Semiconductor Equipment companies’ supply chain and operations are dependent on the availability of materials that meet exacting standards and the use of third parties to provide components and services. Semiconductors & Semiconductor Equipment companies may rely on a limited number of suppliers, or upon suppliers in a single location, for certain materials, equipment or tools. Finding and qualifying alternate or additional suppliers can be a lengthy process that can cause production delays or impose unforeseen costs, and such alternatives may not be available at all. Production can be disrupted by the unavailability of resources, such as water, silicon, electricity, gases and other materials. Suppliers may also increase prices or encounter cyber security or other issues that can disrupt production or increase production costs. The products of Semiconductors & Semiconductor Equipment companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Capital equipment expenditures could be substantial, and equipment generally suffers from rapid obsolescence. Companies in the Semiconductors & Semiconductor Equipment industry are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights would adversely affect the profitability of these companies.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/AVGI and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/AVGI.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX BABA Growth & Income ETF

Important Information About the Fund

The REX BABA Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the American Depositary Receipt (“ADR”) of Alibaba Group Holding Limited (NYSE: BABA) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the American Depositary Receipt (“ADR”) of Alibaba Group Holding Limited (NYSE: BABA) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Distribution & Retail industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Alibaba Group Holding Limited

Alibaba Group Holding Limited is a Chinese multinational technology company specializing in e-commerce, retail, internet and technology. The Underlying Security is listed on NYSE. Alibaba Group Holding Limited is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Alibaba Group Holding Limited pursuant to the Exchange Act can be located by reference to the SEC file number 001-36614 through the SEC’s website at www.sec.gov. In addition, information regarding Alibaba Group Holding Limited or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Alibaba Group Holding Limited. The Fund has derived all disclosures contained in this document regarding Alibaba Group Holding Limited and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Alibaba Group Holding Limited and the Underlying Security Corporation. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Alibaba Group Holding Limited or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Alibaba Group Holding Limited or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of Alibaba Group Holding Limited and the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ALIBABA GROUP HOLDING LIMITED OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ALIBABA GROUP HOLDING LIMITED INVESTING RISKS. As of the date of this prospectus, Alibaba Group Holding Limited faces risks associated with companies in the Distribution & Retail industry, as well as risks associated with the securities of Chinese issuers. In China, where the regulatory landscape is complex and subject to rapid changes, the Chinese government plays a significant role in the country’s economic and monetary policies, regulatory changes, and government interventions, which could impact Alibaba Group Holding Limited’s business operations and investor confidence. Tightening regulations on fintech services, e-commerce pricing, or data security could increase operational costs and compliance burdens; the Chinese government has increased its regulatory scrutiny of large technology companies, implementing antitrust measures, data security regulations, and stricter financial oversight; additional government intervention could impose operational restrictions, fines, or business restructuring requirements on Alibaba Group Holding Limited. China has implemented strict data security laws, such as the Personal Information Protection Law, which impose compliance requirements on companies handling large volumes of consumer data. If Alibaba Group Holding Limited fails to comply, it could face fines, restrictions, or operational setbacks. The U.S. government has previously imposed sanctions on Chinese technology companies and Alibaba Group Holding Limited could face similar scrutiny in the future. Sanctions or restrictions on Alibaba Group Holding Limited or its subsidiaries (e.g., Ant Group) could impact revenue, growth prospects, and investor confidence. BABA competes with other Chinese e-commerce giants and large international companies. Price competition, innovation, and customer preferences could impact Alibaba Group Holding Limited’s market share and profitability. Alibaba Group Holding Limited’s core e-commerce business is heavily reliant on Chinese consumer spending, which is influenced by macroeconomic conditions, disposable income levels, and regulatory policies. A slowdown in economic growth or reduced consumer confidence in China could impact Alibaba Group Holding Limited’s revenue. A weakening Chinese economy, high youth unemployment, or declining consumer confidence could reduce Alibaba Group Holding Limited’s sales and earnings growth. Alibaba Group Holding Limited’s revenue growth has been impacted by regulatory fines, changes in consumer behavior, and increased investments in new business ventures. Any significant revenue slowdown could negatively affect the stock price. Alibaba Group Holding Limited reports its financial results in Chinese yuan, but its shares trade as American Depositary Shares in U.S. dollars. Changes in exchange rates between the Chinese yuan and U.S. dollar may impact the value of Underlying Security, dividends, and reported earnings for U.S. investors.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ASIAN GEOPOLITICAL TENSIONS RISK. The Underlying Security has significant exposure to Asia as a result of its operations, supply chain and location of its customers. Asian geopolitical developments, such as trade disputes, territorial conflicts, regulatory changes, sanctions, military actions, or changes in diplomatic relations, could materially impact the Underlying Security’s business operations, financial performance and stock price. Tensions between major economies in the region, including but not limited to China, Taiwan, South Korea, Japan and India, as well as broader U.S.-Asia relations, may lead to increased market volatility, disruptions in trade, supply chain constraints, or restrictions on capital flows. Governments in these regions may impose tariffs, export controls, or other regulatory measures that could negatively affect certain industries, including technology, manufacturing, and consumer goods. Additionally, political instability, social unrest, or unexpected policy shifts could create further uncertainty for businesses operating in the region.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CHINA RISK. The Fund’s investments in the Underlying Security may subject the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability.

Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Fund’s portfolio may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

DISTRIBUTION & RETAIL INDUSTRY RISK. Companies in the Distribution & Retail Industry face significant risks impacting their financial and operational performance. Success is closely tied to economic conditions, interest rates, exchange rates, and supply chain dynamics. These companies rely heavily on disposable income and consumer spending, making them vulnerable to shifts in demographics, preferences, and social trends. Intense competition and cyclical business segments can adversely affect profitability, with seasonal and quarterly fluctuations common. Dependence on third-party suppliers and distribution systems introduces risks of delivery delays, price increases, and quality issues. Intellectual property protection is crucial, as infringement liabilities can arise. Labor costs and regulatory changes can impact financial outcomes, while maintaining customer data security is essential to avoid reputational damage and litigation. International operations expose companies to risks from economic and political instability, currency fluctuations, and trade disputes. Some companies engage in unrelated business lines, introducing additional risks that may affect overall performance. Despite potential success in core activities, these factors pose uncertainties for long-term success.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DEPOSITARY RECEIPTS RISK. The Underlying Security is structured as a depositary receipt. While depositary receipts provide U.S. investors with a convenient way to gain exposure to foreign equities, they are subject to unique risks that could impact their value and liquidity. Depositary receipts are tied to the performance of the underlying foreign shares, which may be subject to risks related to the political, economic, and regulatory environment of the issuing company’s home country. Factors such as economic instability, foreign exchange controls and government intervention could impact the value of depositary receipts. While depositary receipts are denominated in U.S. dollars, the underlying foreign shares trade in a different currency. As a result, fluctuations in exchange rates between the U.S. dollar and the local currency of the foreign company could impact the value of the depositary receipts. A strengthening U.S. dollar may reduce the value of dividends or capital appreciation for depositary receipt holders. Depositary receipts are subject to both U.S. and foreign regulations. Changes in foreign securities laws, taxation policies, or reporting requirements could impact the ability of the depository bank to maintain depositary receipt listings. Additionally, some foreign jurisdictions may impose restrictions on capital flows or repatriation of earnings, which could affect shareholder rights and returns. Foreign companies may follow different accounting standards and disclosure practices than U.S. companies. Differences in financial reporting, corporate governance, and regulatory oversight could make it more difficult for investors to evaluate the financial health and risks associated with depositary receipt issuers.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FOREIGN SECURITIES RISK. Investments in foreign securities may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

VARIABLE INTEREST ENTITY RISK. The Underlying Security utilizes a variable interest entity (“VIE”) structure to capitalize on foreign capital markets. A VIE is a non-Chinese holding company that is structured to comply with foreign ownership restrictions in China. The VIE structure allows foreign investors, such as the Fund, to indirectly invest in a Chinese operating company, accomplishing this through certain contractual arrangements between the VIE and the Chinese operating company. Because the foreign investor does not hold direct ownership in the Chinese operating company, the foreign investor’s rights may be limited with respect to the underlying Chinese operating company and actions taken by the Chinese operating company could negatively impact the value of the VIE. Additionally, VIEs have not been formally recognized by the Chinese Government and are based on the underlying contracts between the VIE and the Chinese operating company. Questions could arise regarding the validity and enforceability of the contracts, or the Chinese government could determine that the contractual arrangements on which VIEs are structured are invalid, threatening the financial health of the VIE. Further, the Chinese government could determine that VIEs are in violation of Chinese investment laws. This would negatively impact financial performance of the VIE, causing significant loss to investors.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/BABI and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/BABI.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX BKNG Growth & Income ETF

Important Information About the Fund

The REX BKNG Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of Booking Holdings Inc. (Nasdaq: BKNG) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Booking Holdings Inc. (Nasdaq: BKNG) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security, and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Transportation Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Booking Holdings Inc.

Booking Holdings Inc. is an online travel agency, offering booking services for hotel and alternative accommodation rooms, airline tickets, rental cars, restaurant reservations, cruises, experiences, and other vacation packages. The Underlying Security is listed on Nasdaq. Booking Holdings Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Booking Holdings Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-36691 through the SEC’s website at www.sec.gov. In addition, information regarding Booking Holdings Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Booking Holdings Inc. The Fund has derived all disclosures contained in this document regarding Booking Holdings Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Booking Holdings Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Booking Holdings Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Booking Holdings Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH BOOKING HOLDINGS INC. OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

BOOKING HOLDINGS INC. INVESTING RISKS. As of the date of this prospectus, Booking Holdings Inc. faces risks associated with companies in the Transportation Services industry, as well as those related to: strong competition from other companies operating in the travel industry; Competition, which can lead to reduced market share, pressure on pricing, and higher marketing expenses; economic downturns, recessions, or reductions in travel; regulatory changes such as data privacy laws, travel restrictions and taxation policies which can be costly and international travel regulations that can be complex; technological advancements across the industry requiring significant investment in technology and innovation, and failure to keep up with industry practices resulting in the loss of competitive advantage; Geopolitical developments such as political instability and; pandemic and other health impacting travel and, as a result profits; and fluctuations in currency.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

TRANSPORTATION SERVICES INDUSTRY RISK. Transportation companies may be adversely affected by changes in the economy, volatility in energy prices, labor relations, business interruptions, supply chain disruptions, trade disputes, technology developments, exchange rates, insurance costs and government regulation. Transportation companies are also affected by natural disasters, environmental incidents, terrorism, war and other events that target or damage transportation infrastructure. As a result of such events, insurance premiums and other operating costs may increase significantly, and insurance coverage may become unavailable. Securities of transportation companies are generally cyclical and may be subject to sharp price movements.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/BKNI and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/BKNI.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX BRK.B Growth & Income ETF

Important Information About the Fund

The REX BRK.B Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock (Class B) of Berkshire Hathaway Inc. (NYSE: (BRK.B) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock (Class B) of Berkshire Hathaway Inc. (NYSE: (BRK.B) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold the Underlying Security call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Financial Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Berkshire Hathway Inc.

Berkshire Hathway Inc. is a diversified holding company with subsidiaries engaged in various business activities, including insurance and reinsurance, freight rail transportation, utility and energy generation and distribution, manufacturing, service and retailing, and finance and financial products. The Underlying Security is listed on NYSE. Berkshire Hathway Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Berkshire Hathway Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-14905 through the SEC’s website at www.sec.gov. In addition, information regarding Berkshire Hathway Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Berkshire Hathway Inc. The Fund has derived all disclosures contained in this document regarding Berkshire Hathway Inc and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Berkshire Hathway Inc and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Berkshire Hathway Inc or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Berkshire Hathway Inc or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH BERKSHIRE HATHWAY INC. OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

BERKSHIRE HATHWAY INC. INVESTING RISKS. As of the date of this prospectus, Berkshire Hathway Inc., faces risks associated with companies in the Financial Services industry, as well as those related to; the Underlying Security’s vast portfolio of businesses across multiple industries, making it challenging to efficiently manage, allocate capital, and respond swiftly to industry-specific disruptions - while diversification can mitigate risks, downturns in multiple industries simultaneously, such as insurance losses from natural disasters, declines in consumer spending affecting retail and manufacturing, or regulatory changes impacting the Financial Services Industry, could lead to broad-based losses; the Underlying Security’s core exposure to insurance subsidiaries, exposing it to underwriting losses from catastrophic events (e.g., hurricanes, earthquakes, pandemics) that could lead to significant claims payouts, reducing profitability; the Underlying Security’s association with Warren Buffett’s leadership and investment philosophy - although a succession plan is in place, the transition to new leadership could impact investor confidence and long-term strategic decision-making; the overall operating autonomy of the Underlying Security’s subsidiary, which increases the risk of inefficient capital allocation, governance challenges, and potential mismanagement at the subsidiary level; the cyclical nature of many of the Underlying Security’s businesses, including rail transportation, manufacturing, and retail; a slowdown in economic activity reducing revenue across multiple segments; and declining consumer spending, supply chain disruptions, or global trade uncertainties.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

FINANCIAL SERVICES INDUSTRY RISK. Companies in the Financial Services industry are subject to extensive governmental regulation and intervention, which may adversely affect their activities, pricing, capital and liquidity requirements, and potentially their size. Frequent changes in regulation can have significant unintended adverse consequences for these companies. Increased risk-taking by financial companies may heighten overall risk in the U.S. and global Financial Services industry. The impact of changes in capital requirements or regulation on individual companies or the industry as a whole is unpredictable. Certain risks may impact the value of investments in the Financial Services industry more severely than those outside this industry, particularly for companies operating with substantial financial leverage. These companies are directly exposed to the credit risk of borrowers and counterparties, who may be leveraged through swaps and derivatives. Significant exposure to the same borrowers and counterparties can lead to cascading negative impacts if a borrower or counterparty defaults, affecting multiple companies and the industry generally. Financial Services companies may also be adversely affected by interest rate increases, loan losses, decreased money availability or asset valuations, credit rating downgrades, adverse public perception, and conditions in related markets. Insurance companies face severe price competition and rate regulation, impacting profitability. The industry is sensitive to interest rate fluctuations and is a target for cyberattacks, with cyber security incidents and technology failures causing significant losses. These factors may negatively impact the Fund. Additionally, the extent to which the Fund may invest in companies engaging in securities-related activities or banking is limited by applicable law.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to The Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/BRII and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/BRII.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX CEPT Growth & Income ETF

Important Information About the Fund

The REX CEPT Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of Cantor Equity Partners II, Inc. (Nasdaq: CEPT) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Cantor Equity Partners II, Inc. (Nasdaq: CEPT) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a small- and/or mid-capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Financial Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Cantor Equity Partners II, Inc.

Cantor Equity Partners II, Inc. is a special purpose acquisition company (“SPAC”) that focuses on effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combinations with one or more businesses. The Underlying Security is listed on Nasdaq. Cantor Equity Partners II, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Cantor Equity Partners II, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-42630 through the SEC’s website at www.sec.gov. In addition, information regarding Cantor Equity Partners II, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Cantor Equity Partners II, Inc. The Fund has derived all disclosures contained in this document regarding Cantor Equity Partners II, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Cantor Equity Partners II, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Cantor Equity Partners II, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Cantor Equity Partners II, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH CANTOR EQUITY PARTNERS II, INC. OR THER UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

CANTOR EQUITY PARTNERS II, INC. INVESTING RISK. As of the date of this prospectus, Cantor Equity Partners II, Inc. and the Underlying Security faces risks associated with companies in the Financial Services industry, as well as those related to: issuer-specific attributes related to Cantor Equity Partners II, Inc.’s operation as a special purpose acquisition company, as described in further detail in the SPAC Risk disclosure below; exposure to market fluctuations and economic downturns that could impact portfolio performance and investor returns; challenges in maintaining competitive investment strategies and attracting capital amidst intense competition; the need to develop and sustain satisfactory relationships with portfolio companies and strategic partners to ensure investment success; risks associated with managing diverse investment portfolios in a rapidly changing financial environment; exposure to routine legal actions and regulatory scrutiny that could affect reputation and financial stability; difficulties in managing strategic partnerships and expanding into new markets; potential impacts from shifts in investor sentiment and global economic conditions; the ability to attract and retain key personnel essential for business operations; navigating highly regulated business activities and compliance with changing financial regulations; reliance on technological infrastructure to support investment analysis and operations, with risks related to cyber security threats and data privacy; and additional risks related to financing, litigation, taxes, insurance, and accounting issues. These factors contribute to the volatility and performance of the Underlying Security relative to the market as a whole.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

FINANCIAL SERVICES INDUSTRY RISK. Companies in the Financial Services industry are subject to extensive governmental regulation and intervention, which may adversely affect their activities, pricing, capital and liquidity requirements, and potentially their size. Frequent changes in regulation can have significant unintended adverse consequences for these companies. Increased risk-taking by financial companies may heighten overall risk in the U.S. and global Financial Services industry. The impact of changes in capital requirements or regulation on individual companies or the industry as a whole is unpredictable. Certain risks may impact the value of investments in the Financial Services industry more severely than those outside this industry, particularly for companies operating with substantial financial leverage. These companies are directly exposed to the credit risk of borrowers and counterparties, who may be leveraged through swaps and derivatives. Significant exposure to the same borrowers and counterparties can lead to cascading negative impacts if a borrower or counterparty defaults, affecting multiple companies and the industry generally. Financial Services companies may also be adversely affected by interest rate increases, loan losses, decreased money availability or asset valuations, credit rating downgrades, adverse public perception, and conditions in related markets. Insurance companies face severe price competition and rate regulation, impacting profitability. The industry is sensitive to interest rate fluctuations and is a target for cyberattacks, with cyber security incidents and technology failures causing significant losses. These factors may negatively impact the Fund. Additionally, the extent to which the Fund may invest in companies engaging in securities-related activities or banking is limited by applicable law.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SMALL AND/OR MID CAPITALIZATION COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SPAC RISK. The Fund invests in the Underlying Security, which is a Special Purpose Acquisition Company (“SPAC”). A SPAC is a publicly traded company that raises investment capital through an initial public offering (“IPO”) in order to acquire one or more existing companies (a “de-SPAC Transaction”). Until an acquisition is completed, SPACs may generally invest in U.S. government securities, money market securities, and cash. In connection with a de-SPAC Transaction, the SPAC may complete a PIPE (private investment in public equity) offering with certain investors. SPACs do not have an operating history or ongoing business operations, and there is typically a lack of transparency and limited information available regarding the SPAC’s potential acquisition targets and business plans. Investors may have limited ability to evaluate the merits of a proposed business combination prior to its completion. A de-SPAC Transaction that meets the requirements of the SPAC must be completed within a preestablished period. If a de-SPAC Transaction is not completed, the invested funds are returned to the entity’s shareholders, less certain permitted expenses, and any warrants issued by the SPAC will expire worthless. The issuance of warrants or other securities in connection with a SPAC’s IPO or business combination may result in dilution of shareholder value. SPACs aim to identify a company for acquisition and eventual IPO, but there is no guarantee that a SPAC will complete an acquisition or that acquisitions by the SPAC will be profitable. Certain stockholders, including those affiliated with the management of the SPAC, may have significant voting power, which may mean that public stockholders of the SPAC may have limited or no ability to influence the business combination of the SPAC. Therefore, a SPAC may have the voting power to effectuate an acquisition even when the majority of public shareholders do not approve of the transaction. In addition, potential conflicts of interest may arise, as SPAC managers and sponsors typically hold a significant percentage of the SPAC’s equity and may have interests that differ from those of public shareholders. A SPAC may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. If a SPAC does not complete an acquisition within a set timeframe, it is required to liquidate and return the invested funds to shareholders, less certain permitted expenses. In such cases, shareholders may receive less than their original investment due to these expenses and other deductions. The values of investments in SPACs may be highly volatile and may depreciate significantly over time.

As of the date of this prospectus, CEPT has not identified any particular target company for a business combination and has not merged with any company.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/CEII and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/CEII.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX CRWD Growth & Income ETF

Important Information About the Fund

The REX CRWD Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of CrowdStrike Holdings, Inc. (Nasdaq: CRWD) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of CrowdStrike Holdings, Inc. (Nasdaq: CRWD) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, The Underlying Security is assigned to the Software & Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

CrowdStrike Holdings, Inc.

CrowdStrike Holdings, Inc. is an American cyber security technology company. The Underlying Security is listed on Nasdaq. CrowdStrike Holdings, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by CrowdStrike Holdings, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-38933 through the SEC’s website at www.sec.gov. In addition, information regarding CrowdStrike Holdings, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of CrowdStrike Holdings, Inc. The Fund has derived all disclosures contained in this document regarding CrowdStrike Holdings, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to CrowdStrike Holdings, Inc and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding CrowdStrike Holdings, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning CrowdStrike Holdings, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH CROWDSTRIKE HOLDINGS, INC. OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

CROWDSTRIKE HOLDINGS, INC. INVESTING RISKS. As of the date of this prospectus, CrowdStrike Holdings, Inc. faces risks associated with companies in Software & Services industry, as well as those related to; competition from established cyber security firms - increased competition could lead to pricing pressure, market share losses and customer churn; a rapidly evolving cyber security industry, with new threats, artificial intelligence (“AI”) driven security advancements, and emerging attack vectors; the failure to innovate or adapt to evolving threats, which could weaken CrowdStrike Holdings, Inc.’s competitive position; CrowdStrike Holdings, Inc.’s heavy reliance on recurring subscription-based revenue; slower-than-expected customer acquisition or increased subscription cancellations, which could impact revenue growth and profitability; cyberattacks, data breaches and hacking attempts - a significant security incident could damage customer trust, lead to regulatory scrutiny, and negatively impact its reputation. CrowdStrike Holdings, Inc.’s platform operates on cloud-based infrastructure, which relies on third-party providers; disruptions, outages, or security breaches at cloud service providers which could impact CrowdStrike Holdings, Inc.’s ability to deliver its services; revenue from large enterprise and government contracts, which can be subject to long sales cycles, budget cuts, and renewal uncertainties; the demand for skilled cyber security professionals; talent shortages, employee attrition, or failure to attract cyber security experts; costs of compliance with global data privacy and cyber security laws, including General Data Protection Regulation (“GDPR”), California Consumer Privacy Act (“CCPA”), and evolving U.S. federal regulations; global risks with respect to trade restrictions, data localization laws, and geopolitical tensions. Changes in international cyber security regulations could limit market access or increase compliance costs.

UNERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

SOFTWARE & SERVICES INDUSTRY RISK. Computer software/services companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software/services companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software/services companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results. Many computer software/services companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software/services companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY COMPANIES RISK. Cyber security companies are companies that provide products and services intended to protect the integrity of data and network operations for private and public networks, computers and mobile devices. Like other types of technology and industrials companies, cyber security companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. These companies may also be smaller and less experienced companies, with limited product lines, markets, qualified personnel or financial resources. Such companies may not be exclusively or substantially exposed to companies that provide products or services intended to protect the integrity of data and network operations, but may be exposed to the market and business risks of other companies, industries or sectors, and the Fund may be adversely affected by negative developments impacting those other companies, industries and sectors.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/CRWI and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/CRWI.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX CRWV Growth & Income ETF

Important Information About the Fund

The REX CRWV Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of CoreWeave, Inc. (Nasdaq: CRWV) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of CoreWeave, Inc. (Nasdaq: CRWV) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Software & Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

CoreWeave, Inc.

CoreWeave, Inc. is an American AI cloud-computing provider of scaling, support, and acceleration of AI. The Underlying Security is listed on Nasdaq. CoreWeave, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by CoreWeave, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-42563 through the SEC’s website at www.sec.gov. In addition, information regarding CoreWeave, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of CoreWeave, Inc. The Fund has derived all disclosures contained in this document regarding CoreWeave, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to CoreWeave, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding CoreWeave, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning CoreWeave, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH COREWEAVE, INC. OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

COREWEAVE, INC. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Software & Services industry, CoreWeave, Inc. faces risks related to: supply or manufacturing delays; increased material or labor costs or shortages; reduced demand for its products, product liability claims; he ability to attract, hire and retain key employees or qualified personnel; environmental risk; terrorism risk; and risk of natural disasters. Additionally, the trading price of CoreWeave, Inc. common stock has historically been, and may to continue to be volatile. A large proportion of CoreWeave, Inc.’s common stock has been historically, and may in the future be, traded by short sellers which may put pressure on the supply and demand for its common stock, further influencing volatility in its market price. CoreWeave, Inc. is a highly dynamic company, and its operations, including its products and services, may change.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ARTIFICIAL INTELLIGENCE COMPANY RISK. Companies involved in, or exposed to, artificial intelligence related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end user demand of products and services in various industries that may in part utilize robotics and artificial intelligence.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

SOFTWARE & SERVICES INDUSTRY RISK. Computer software/services companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software/services companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software/services companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results. Many computer software/services companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software/services companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/CWII and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/CWII.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX DKNG Growth & Income ETF

Important Information About the Fund

The REX DKNG Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of DraftKings Inc. (Nasdaq: DKNG) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of DraftKings Inc. (Nasdaq: DKNG) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a small- and/or mid-capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned. As of October 24, 2025, the Underlying Security is assigned to the Consumer Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

DraftKings Inc.

DraftKings Inc. is a digital sports entertainment and gaming company. The Underlying Security is listed on Nasdaq. DraftKings Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by DraftKings Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-41379 through the SEC’s website at www.sec.gov. In addition, information regarding DraftKings Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of DraftKings Inc. The Fund has derived all disclosures contained in this document regarding DraftKings Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to DraftKings Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding DraftKings Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning DraftKings Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH DRAFTKINGS INC. OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

DRAFTKINGS INC. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Consumer Services industry, DraftKings Inc. faces risks related to: the highly regulated industry in which it operates, with varying legal frameworks across U.S. states and international markets; changes in gambling laws, potential restrictions, or new compliance requirements limiting market expansion or increasing operational costs; potential federal regulations or bans on certain betting; licensing to operate in different jurisdictions; regulatory issues or failure to maintain compliance with gaming laws resulting in fines, license revocations, or operational disruptions; DraftKings Inc.’s fully digital business model, making it dependent on app functionality, server reliability and payment processing systems; any outages, technical failures, or cyber security breaches resulting in lost revenue and reputational damage; hacking, data breaches, account takeovers, and fraud which could compromise customer data and lead to legal liabilities; competition from other online and retail sportsbooks which could lead to higher marketing expenses, customer acquisition costs, and pressure on margins; increased competition leading to slower user growth and increased costs to retain customers; the cost of promotional offers and free bets; dependance on consumer discretionary spending on entertainment and betting - economic downturns, rising inflation, job losses, or reduced disposable income could lead to lower betting activity and user engagement; expanding into international markets related challenges with respect to gambling laws, taxation, and regulatory hurdles. Changes in international gaming policies could impact revenue growth potential.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

CONSUMER SERVICES INDUSTRY RISK. The success of company’s engaged in the Consumer Services industry is tied closely to the performance of domestic and international economies, interest rates, exchange rates, supply chains, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the Consumer Services industry depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

GAMING COMPANIES RISK. Companies in the gaming industry include those engaged in casino operations, race track operations, sports and horse race betting operations, online gaming operations and/or the provision of related equipment and technologies. Companies in the gaming industry face intense competition, both domestically and internationally. Companies in the gaming industry are also highly regulated, and state and Federal legislative or regulatory changes and licensing issues (as well as the laws of other countries) can significantly impact their ability to operate in certain jurisdictions, the activities in which such companies are allowed to engage and the profitability of companies in the industry. Certain companies in the gaming industry are highly leveraged and have recently experienced financial difficulty. The gaming industry may also be negatively affected by changes in economic conditions, consumer tastes and discretionary income levels, intense competition, technological developments that may cause these companies to become obsolete quickly, financial resources, markets or personnel. In addition, the gaming industry is characterized by the use of various forms of intellectual property, which are dependent upon patented technologies, trademarked brands and proprietary information. Companies operating in the gaming industry are subject to the risk of significant litigation regarding intellectual property rights, which may adversely affect and financially harm such companies.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SMALL AND/OR MID CAPITALIZATION COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/DKII and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/DKII.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX GME Growth & Income ETF

Important Information About the Fund

The REX GME Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of GameStop Corp. (NYSE: GME) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of GameStop Corp. (NYSE: GME) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a small- and/or mid-capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Specialty Retail industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

GameStop Corp.

GameStop Corp. is an American video game, consumer electronics, and gaming merchandise retailer. It also sells various related services. The Underlying Security is listed on NYSE. GameStop Corp. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by GameStop Corp. pursuant to the Exchange Act can be located by reference to the SEC file number 001-32637 through the SEC’s website at www.sec.gov. In addition, information regarding GameStop Corp. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of GameStop Corp. The Fund has derived all disclosures contained in this document regarding GameStop Corp. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to GameStop Corp. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding GameStop Corp. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning GameStop Corp. or the Underlying Security GME could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH GAMESTOP CORP. OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

GAMESTOP COR. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Specialty Retail industry, as described in greater detail below, GameStop Corp. faces risks related to: significant volatility due to factors such as shifts in consumer behavior, e-commerce competition, evolving business strategy, and heightened media and retail investor attention - these risks may materially affect the company’s financial performance and, in turn, the value of the Fund; a fundamental business transformation amid a highly dynamic retail environment; structural challenges including declining physical video game sales, increasing digital distribution, and a shift in consumer behavior away from brick-and-mortar retail; strategic changes, including leadership turnover, changes in capital allocation, operational restructuring, and efforts to pivot toward digital commerce and broader technology initiatives - these initiatives involve considerable execution risk, and there is no assurance that GameStop Corp.’s strategy will yield sustainable profitability or long-term shareholder value; and financial results which may be adversely impacted by high operating leverage, elevated capital expenditure requirements, inventory risk, and potential supply chain disruptions.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

SPECIALTY RETAIL INDUSTRY RISK. The Specialty Retail industry includes owners and operators of retail stores that specialize in: apparel and accessories; computer and electronics; home improvement; automotive; home furnishings; and other specialty retail stores. Companies in the gaming industry face intense competition, both domestically and internationally. Companies in the gaming industry are also highly regulated, and state and Federal legislative or regulatory changes and licensing issues (as well as the laws of other countries) can significantly impact their ability to operate in certain jurisdictions, the activities in which such companies are allowed to engage and the profitability of companies in the industry. Certain companies in the gaming industry are highly leveraged and have recently experienced financial difficulty. The gaming industry may also be negatively affected by changes in economic conditions, consumer tastes and discretionary income levels, intense competition, technological developments that may cause these companies to become obsolete quickly, financial resources, markets or personnel. In addition, the gaming industry is characterized by the use of various forms of intellectual property, which are dependent upon patented technologies, trademarked brands and proprietary information. Companies operating in the gaming industry are subject to the risk of significant litigation regarding intellectual property rights, which may adversely affect and financially harm such companies.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SMALL AND/OR MID CAPITALIZATION COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/GMII and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/GMII.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX GOOGL Growth & Income ETF

Important Information About the Fund

The REX GOOGL Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock (Class A) of Alphabet Inc. (Nasdaq: GOOGL) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock (Class A) of Alphabet Inc. (Nasdaq: GOOGL) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security. “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Media & Entertainment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Alphabet Inc.

Alphabet Inc. is a holding company of a collection of businesses, the largest of which is Google LLC. Alphabet Inc., through its subsidiaries, provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce, and hardware products. The Underlying Security is listed on Nasdaq. Alphabet Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Alphabet Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-37580 through the SEC’s website at www.sec.gov. In addition, information regarding Alphabet Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Alphabet Inc. The Fund has derived all disclosures contained in this document regarding Alphabet Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Alphabet Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Alphabet Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Alphabet Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ALPHABET INC. OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ALPHABET INC. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Media & Entertainment industry, Alphabet Inc. faces risks related to reliance on advertising revenue and the effect that loss of partners or new and existing technologies that block advertisements online may have on its business; intense competition for its products and services across different industries; investments in new businesses, products, services and technologies that may divert management attention or harm its financial condition or operating results; slowdowns in its revenue growth rate; the ability to protect its intellectual property rights; the ability to maintain or enhance its brands and its impact on the ability to expand its user base, advertisers, customers, content providers and other partners; manufacturing and supply chain issues; interruptions to, or interferences with, its complex technology and communication systems; its international operations; fluctuations in the fair values of its investments and in some instances, the subjective nature of some of the valuation methodologies used in its financial statements; failure to evolve with the advancement of technology and user preferences; data privacy and security concerns; problematic content posted on its platforms by users; increased restriction or charges related to each user’s ability to access the content provided by the company; as well as regulatory, legal and litigation issues.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

MEDIA & ENTERTAINMENT INDUSTRY RISK. The media & entertainment industry is influenced by evolving consumer preferences, technological advancements, content production costs, regulatory changes, and macroeconomic factors, all of which could contribute to volatility and potential losses. Media companies that rely on advertising revenue are exposed to economic cycles, as advertisers may reduce spending during economic downturns. The rise of digital ad-blocking tools and privacy regulations could further challenge ad-based business models. For those media & entertainment companies that rely on subscription-based revenue models, subscriber growth and retention depend on pricing strategies, content quality, and competition. A slowdown in new subscriptions or high churn rates could negatively impact revenue. The transition from traditional cable television to digital streaming platforms has disrupted the media landscape. Companies dependent on linear TV advertising or cable subscriptions face ongoing subscriber losses, while streaming services must continuously adapt to evolving consumption habits. Success in the entertainment industry depends on the ability to produce, acquire, and distribute compelling content. High production costs for original content, coupled with uncertainty about audience reception, can create financial risk. Even with significant investment, content success is unpredictable. Underperformance of major films, TV shows, or digital media projects can result in financial losses and damage brand value. Companies that license third-party content may face contract renegotiations, content losses, or increased licensing fees. Conversely, companies reliant on proprietary franchises must protect their intellectual property from piracy and unauthorized distribution.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/GOII and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/GOII.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX HOOD Growth & Income ETF

Important Information About the Fund

The REX HOOD Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of Robinhood Markets, Inc. (Nasdaq: HOOD) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Robinhood Markets, Inc. (Nasdaq: HOOD) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a small- and/or mid-capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Financial Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Robinhood Markets, Inc.

Robinhood Markets, Inc. is a financial services platform that facilitates the purchase and sale of options, cryptocurrencies, and equities. It also sells various related services. The Underlying Security is listed on Nasdaq. Robinhood Markets, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Robinhood Markets, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-40691 through the SEC’s website at www.sec.gov. In addition, information regarding Robinhood Markets, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Robinhood Markets, Inc. The Fund has derived all disclosures contained in this document regarding Robinhood Markets, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Robinhood Markets, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Robinhood Markets, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Robinhood Markets, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ROBINHOOD MARKETS, INC. OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ROBINHOOD MARKETS, INC. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Financial Services industry, Robinhood Markets, Inc. faces risks related to: competition with traditional brokerages and fintech rivals, which may lead to pricing pressures, customer turnover and the need for costly product innovation; options and crypto trading, which are highly volatile; changes in trading behavior, regulatory actions or customer attrition; margin lending and interest on customer cash balances; interest rates; trading outages and technical failures experienced by Robinhood Markets, Inc., particularly during periods of high market volatility – these have resulted in customer complaints, regulatory fines, and lawsuits, posing a significant operational risk; exposure to hacking attempts, account breaches, and identity theft risks - a significant security incident could harm user trust and lead to regulatory consequences; trading through third-party market makers; Robinhood Markets, Inc.’s operation in the highly regulated brokerage and Financial Services industry, subject to oversight from the SEC, FINRA, and other regulatory bodies; changes in financial regulations, which could increase compliance costs, limit business practices, or lead to operational restrictions; the multiple class-action lawsuits, regulatory fines, and customer complaints Robinhood Markets, Inc. has faced; revenue generated from payment for order flow, which has been criticized by regulators, a potential ban or restriction on which could impact Robinhood Markets, Inc.’s business model and revenue stream; Robinhood Markets, Inc.’s customer base, which is primarily retail investors who may trade less frequently during economic downturns or bearish markets; and a decline in speculative trading activity could reduce revenue.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

FINANCIAL SERVICES INDUSTRY RISK. Companies in the Financial Services industry are subject to extensive governmental regulation and intervention, which may adversely affect their activities, pricing, capital and liquidity requirements, and potentially their size. Frequent changes in regulation can have significant unintended adverse consequences for these companies. Increased risk-taking by financial companies may heighten overall risk in the U.S. and global Financial Services industry. The impact of changes in capital requirements or regulation on individual companies or the industry as a whole is unpredictable. Certain risks may impact the value of investments in the Financial Services industry more severely than those outside this industry, particularly for companies operating with substantial financial leverage. These companies are directly exposed to the credit risk of borrowers and counterparties, who may be leveraged through swaps and derivatives. Significant exposure to the same borrowers and counterparties can lead to cascading negative impacts if a borrower or counterparty defaults, affecting multiple companies and the industry generally. Financial Services companies may also be adversely affected by interest rate increases, loan losses, decreased money availability or asset valuations, credit rating downgrades, adverse public perception, and conditions in related markets. Insurance companies face severe price competition and rate regulation, impacting profitability. The industry is sensitive to interest rate fluctuations and is a target for cyberattacks, with cyber security incidents and technology failures causing significant losses. These factors may negatively impact the Fund. Additionally, the extent to which the Fund may invest in companies engaging in securities-related activities or banking is limited by applicable law.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SMALL AND/OR MID CAPITALIZATION COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/HOII and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/HOII.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX IBIT Growth & Income ETF

Important Information About the Fund

The REX IBIT Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the shares of iShares Bitcoin Trust ETF (Nasdaq: IBIT) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of IBIT for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of IBIT over the same period. Longer holding periods, higher volatility of IBIT and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of IBIT may affect the Fund’s return as much as, or more than, the return of IBIT.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if IBIT’s performance is flat, and it is possible that the Fund will lose money even if IBIT’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the shares of iShares Bitcoin Trust ETF (Nasdaq: IBIT) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security’s price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

iShares Bitcoin Trust ETF

iShares Bitcoin Trust ETF is registered as an exchange-traded product under the Securities Act of 1933, as amended (the “Securities Act”) that allows investors to gain exposure to Bitcoin without directly owning Bitcoin. iShares Bitcoin Trust ETF has an investment objective to seek to reflect generally the performance of the price of Bitcoin. iShares Bitcoin Trust ETF is listed on Nasdaq. iShares Bitcoin Trust ETF is also registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by iShares Bitcoin Trust ETF pursuant to the Exchange Act can be located by reference to the SEC file number 001-40691 through the SEC’s website at www.sec.gov. In addition, information regarding iShares Bitcoin Trust ETF may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ISHARES BITCOIN TRUST ETF INVESTING RISKS. The Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying Security. The Underlying Security is an exchange-traded product that seeks to match generally the performance of the price of Bitcoin, before payment of fees and expenses, the Underlying Security is registered under the 1933 Act, and therefore carry the same protections as 1940 Act registered products. For example, IBIT is not managed by a board of directors that consists of a majority of persons that are not “interested persons” and it is not subject to certain prohibitions on transactions with affiliates. Shares of IBIT are not traded at NAV, but may trade at values above or below the value of its underlying portfolio. The Underlying Security is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk, Market Maker Risk, Market Risk, Interest Rate Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in the Underlying Security also include the risks associated with the underlying investments held by the Underlying Security. The value of shares of the Underlying Security may deviate from the price of Bitcoin. The Underlying Security has a short trading history and may be subject to volatility risk given it seeks to match the performance of Bitcoin. Additionally, the Underlying Security faces the risks discussed in "Bitcoin Risk" set forth below, as well as risks “Blockchain Risk” and Crypto Asset Market & Volatility Risk.” Brokerage, tax and other expenses may negatively impact the performance of the Underlying Security, and therefore the value of the Fund’s shares. As such, the Fund may be subject to certain risk as a result of its exposure to the Underlying Security through its usage of FLEX Options.

BITCOIN RISK. Bitcoin is a relatively new innovation and the market for bitcoin is subject to constant change. As Bitcoin continues to develops, there are variety of risks that have arisen and that may arise in the future. For example, public conception and acceptance of bitcoin and the use of bitcoin are constantly evolving. If public sentiment regarding bitcoin were to decline, or the development and use of bitcoin were to decrease, the value of bitcoin could be adversely affected. Bitcoin is also subject to the risk of fraud, theft, manipulation or security failures, including hacking of the Bitcoin blockchain, or other problems may arise that impact the digital asset trading venues on which bitcoin trades. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales” that, as a result of their holdings, have significant influence over bitcoin pricing.

Bitcoin and the digital asset trading venues on which it trades are largely unregulated and highly fragmented, although the government, under the Trump administration, has made development of the U.S. digital asset infrastructure a priority, including with proposals such as the U.S Digital Asset Market Clarity (“CLARITY”) Act. However, as the laws and regulations covering the digital assets framework continue to develop, risks such as fraud and market manipulation will exist for digital assets. For example, individuals or groups may promote bitcoin to artificially increase the price of bitcoin. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. As U.S government works to establish the regulatory framework and safeguards around digital assets, risks to investors remain, and investors in bitcoin may have little or no recourse should theft, fraud or manipulation occur, potentially resulting in significant losses. The Underlying Security may also be negatively impacted by regulatory enforcement actions against the digital asset trading venues upon which bitcoin trades. Any actions could significantly reduce the number of venues upon which bitcoin trades and could negatively impact the value of bitcoin held the Underlying Security. In addition, digital asset trading venues, bitcoin miners, and other participants may have significant exposure to other digital assets. Instability in the price, availability or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Bitcoin network. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin and the Underlying Security. To the extent the Underlying Security has exposure to or investments in other digital assets besides bitcoin, such exposure or investments are subject to significant risks, including volatility, regulatory uncertainty, and potential loss of value, which may adversely affect the performance of the Underlying Security.

The Bitcoin blockchain and its native crypto asset, bitcoin, continue to face challenges to gaining widespread adoption as an alternative payments system, including with respect to transaction processing and finality, variability in transaction fees and volatility in pricing. The social, legal, and regulatory obstacles and uncertainty that Bitcoin blockchain and bitcoin face are risks that continue to raise uncertainty about the long-term outlook of the Bitcoin blockchain as an alternative payment system, which could negatively impact bitcoin pricing. In addition, alternative public blockchains have been developed that compete with the Bitcoin blockchain, which may offer certain advantages, including higher throughput, lower fees, faster settlement and finalization, and the ability to facilitate untraceable and/or privacy-shielded transactions through the use of zero-knowledge cryptography or other means. While Bitcoin holds the highest market capitalization, it is possible that these alternative public blockchains and their native crypto assets may become more successful than the Bitcoin blockchain and bitcoin in gaining adoption as an alternative payments system, which could negatively impact the long-term adoption and price of Bitcoin blockchain and price of bitcoin.

Finally, one means by which the ecosystem surrounding the Bitcoin blockchain has attempted to mitigate concerns about the slowness of transaction processing and finality and the variability of transaction fees has been through the development of so-called Layer 2 networks, including the “Lightning Network.” Layer 2 networks are separate blockchains built on top of “Layer 1” blockchains like the Bitcoin blockchain for the purpose of augmenting the throughput of the Layer 1 blockchain, and often, providing lower fees for transaction processing and faster settlement. Layer 2 blockchains introduce certain risks into the Bitcoin ecosystem that should be considered. For instance, Layer 2 blockchains are a relatively new and still developing technology. Technological issues – including hacks, bugs, or failures – could introduce risk or harm confidence in the Bitcoin ecosystem, which could negatively impact the price of bitcoin. In addition, users may choose to settle an increasing share of transactions on Layer 2 blockchains, which could negatively impact the transaction activity on, and the amount of fee revenue generated by, the Bitcoin blockchain itself, which could negatively impact the price of bitcoin. If these or other developments negatively impact the price of bitcoin, this would negatively impact the value of the Underlying Security.

BLOCKCHAIN RISK. Companies that are involved in the crypto asset industry are subject to risks associated with blockchain technology, which could negatively impact their value. Generally, a blockchain is an immutable transaction ledger maintained within a distributed network of peer nodes. The immutability of the blockchain means that once an entry is accepted onto the ledger, it cannot be deleted or changed. A public, permissionless blockchain is open to anyone who wishes to participate, without requiring permission from any central authority. It is decentralized and operates based on a consensus mechanism that ensures trust and security without the need for intermediaries. Public, permissionless blockchains may not have the capacity to execute and settle transactions in a timely and predictable manner and have been prone to periods of congestion and high transaction fees.

Bitcoin was the first blockchain-based crypto asset, developed to be a decentralized, peer-to-peer electronic cash network, disintermediating centralized monetary systems. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as “proof of work,” becomes irreversible and tamper-evident. On the Bitcoin network, this proof of work process occurs through “mining.” Mining involves miners using sophisticated computer programs to repeatedly solve complex mathematical problems on specialized computer hardware. Miners authenticate and bundle Bitcoin transactions sequentially into files called “blocks.” Because each solved block contains a reference to the previous block, they form a chronological “chain” back to the first Bitcoin transaction. A miner’s proposed block is added to the blockchain once a majority of the nodes on the network confirm the miner’s work. A miner that is successful in adding a block to the blockchain is automatically awarded a fixed amount of Bitcoin for its efforts plus any transaction fees paid by transferors whose transactions are recorded in the block. This reward system is the means by which new Bitcoin enters circulation. However, the open-source nature of blockchain technology makes it vulnerable to being “forked” by users and miners (i.e., creation of a new competing blockchain when a significant portion of the miners adopts updates to the existing blockchain protocol). Additionally, a blockchain may be vulnerable to attacks if a miner or group of miners possesses more than 50% of the blockchain’s “hashing” power, resulting in concentration in the ownership of the blockchain’s native crypto asset. Hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

The Bitcoin network and similar blockchain technology allow people to exchange tokens of value, which are recorded on a public transaction ledger. Each token is associated with a set of unique cryptographic “keys,” in the form of a string of numbers and letters, which allow whoever is in possession of the private key to assign that Bitcoin in a transfer that the blockchain network will recognize. One or more private keys control the transfer or “spending” of the token from an associated public address. To use the token, a user or a service provider must have access to keys that identify it for its transactions (similar to an ATM card and its related PIN). Users of blockchain technologies keep their keys in electronic “wallets” that can be maintained on their computers, mobile phones, specialized hardware wallets, or wallets provided by online custodians. To the extent that the private keys securing crypto assets, such as Bitcoin, are lost or stolen, the native crypto assets of these blockchains can be irrevocably lost or stolen.

While some blockchains, such as Bitcoin, allow for the exchange of a token of value, other blockchains are designed to support different uses. For example, some blockchains allow users to write and implement smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions. However, the code of any smart contracts running on the blockchain may contain flaws that can be exploited by attackers. Crypto assets can be used to pay for goods and services, although they are not currently widely accepted for such purposes, or they can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user-to-end-user transactions under a barter system. Blockchain technology has since evolved to allow for greater programmability, resulting in a wide array of use cases, including smart contracts, without sacrificing the blockchain’s core tenets: decentralization, security, and scalability.

CRYPTO ASSET MARKET AND VOLATILITY RISK. The prices of crypto assets have historically been highly volatile and may significantly impact companies such as the Underlying Security that are involved in the crypto asset industry. The value of such assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The value of a Fund’s investments in instruments that provide exposure to the Underlying Security – and therefore the value of an investment in a Fund – could decline significantly and without warning. If you are not prepared to accept significant and unexpected changes in the value of a Fund, you should not invest in the Fund.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/IBIU and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/IBIU.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX IONQ Growth & Income ETF

Important Information About the Fund

The REX IONQ Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of IONQ, Inc. (NYSE: IONQ) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of IONQ, Inc. (NYSE: IONQ) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a small- and/or mid-capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Technology Hardware & Equipment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

IONQ, Inc.

IONQ, Inc. sells quantum computing hardware together with related maintenance and support, as well as access to quantum computers of various qubit capacities and is in the process of researching and developing technologies for quantum computers with increasing computational capabilities. The Underlying Security is listed on NYSE. IONQ, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by IONQ, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-39694 through the SEC’s website at www.sec.gov. In addition, information regarding IONQ, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of IONQ, Inc. The Fund has derived all disclosures contained in this document regarding IONQ, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to IONQ, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding IONQ, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of IONQ, Inc. or the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH IONQ.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

IONQ, INC. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Technology Hardware & Equipment industry, IONQ, Inc. faces risks related to: Its status as an early-stage business with a limited operating history, a history of operating losses, and an expectation of significant expenses going forward. Challenges relating to scaling the business, managing growth and effectiveness in executing its strategies; IONQ, Inc.’s development of scalable quantum computing systems; uncertainty with respect to whether IONQ, Inc.’s technology will achieve broad market adoption, particularly given the technical and economic challenges in quantum computing; IONQ’s reliance on key employees and its ability to retain talent with specialized knowledge is critical to its operations; IONQ, Inc.’s reliance on ongoing business with a limited customer pool; IONQ, Inc.’s dependence on proprietary ion trap technology and specific isotopic materials, which may result in supply chain risks; competitive advantage with respect to intellectual property risks, compromise of trade secrets, inability to maintain patent protections, or litigation claims; the effects International expansion, government contracts, and regulatory changes, including tariffs and trade restrictions; and operational disruptions, cyber security threats, and adverse global economic conditions could further impact IONQ, Inc.’s growth and profitability.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

TECHNOLOGY HARDWARE & EQUIPMENT INDUSTRY RISK. The Technology Hardware & Equipment industry includes companies that manufacture and distribute computers, servers, mainframes, peripheral devices (e.g., keyboard, mouse, etc.), high-technology components (e.g., circuit boards), and electronic office equipment. In addition, companies in the Technology Hardware & Equipment industry include producers and distributors of semiconductors and other integrated chips, other products related to the semiconductor industry such as motherboards, and manufacturers of high-technology tools and/or equipment used in the creation of semiconductors, photonics, wafers, and other high-technology components. The companies in the Technology Hardware & Equipment industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by companies in the Technology Hardware & Equipment industry is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of these companies depends in substantial part on the timely and successful introduction of new products. In addition, many of the companies in the Technology Hardware & Equipment industry rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

QUANTUM COMPANIES RISKS. The quantum computing industry’s competitive and evolving nature presents challenges, with barriers such as the need for technological breakthroughs and dependence on cloud providers, third-party suppliers, and government contracts. The Underlying Security’s ability to protect its intellectual property, adapt to stringent regulatory environments, and address supply chain disruptions is critical. Additional risks include international sales challenges, exposure to environmental and safety regulations, and susceptibility to litigation, cyber security threats, and product liability claims. These factors, alongside the nascent stage of the quantum computing industry, pose significant uncertainties for the company’s long-term success.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SMALL AND/OR MID CAPITALIZATION COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/INQI and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/INQI.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX JPM Growth & Income ETF

Important Information About the Fund

The REX JPM Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of JPMorgan Chase & Co. (NYSE: JPM) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of JPMorgan Chase & Co. (NYSE: JPM) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Banks industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

JPMorgan Chase & Co.

JPMorgan Chase & Co. provides financial services worldwide, including investment banking, financial transaction processing, asset management, and commercial banking services. The Underlying Security is listed on NYSE. JPMorgan Chase & Co.

is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by JPMorgan Chase & Co. pursuant to the Exchange Act can be located by reference to the SEC file number 001-5805 through the SEC’s website at www.sec.gov. In addition, information regarding JPMorgan Chase & Co. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of JPMorgan Chase & Co. The Fund has derived all disclosures contained in this document regarding JPMorgan Chase & Co. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to JPMorgan Chase & Co. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding JPMorgan Chase & Co. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning JPMorgan Chase & Co. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH JPMORGAN CHASE & CO OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

JPMORGAN CHASE & CO. INVESTING RISKS. As of the date of this prospectus, JPMorgan Chase & Co. faces risks associated with companies in the Banks industry, as well as those relating to related to: its operations in investment banking, trading, and wealth management, all of which are sensitive to market conditions; downturns in equity or bond markets, reduced trading activity, or declining investment banking fees; a decline in financial markets, investor withdrawals, or poor investment performance resulting in a reduction in fee income; as a systematically important financial institution (“SIFI”), rigorous regulatory oversight from the Federal Reserve, SEC, Office of the Comptroller of the Currency, and other agencies; stricter capital requirements, stress test failures, or regulatory actions limiting profitability and business flexibility; legal risks from lawsuits, regulatory fines, and compliance investigations related to lending practices, trading activities, anti-money laundering compliance, and other financial regulations; legal settlements or adverse rulings, which could result in significant financial penalties and reputational damage; a U.S. or global recession, rising unemployment, or declining consumer spending resulting in decreased demand for banking services and increased loan losses; its international operations, which make it vulnerable to geopolitical risks, including trade disputes, sanctions, regulatory changes, and global financial instability; political tensions or disruptions in key markets; as a major financial institution handling vast amounts of sensitive data, cyberattacks, data breaches and fraud - a significant cyber security incident could disrupt operations, lead to regulatory scrutiny, and harm customer trust.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

BANKS INDUSTRY RISK. The Banks industry is influenced by economic cycles, interest rate fluctuations, regulatory requirements, and financial market conditions, all of which could contribute to volatility and potential losses. Banks are exposed to the risk of borrower defaults on loans and credit lines, which can lead to increased provisions for credit losses and reduced profitability. Economic downturns, rising unemployment, and declining corporate earnings can increase default rates, particularly in sectors such as real estate, consumer lending, and corporate financing. A deterioration in credit quality, including exposure to high-risk borrowers or non-performing loans, could lead to financial distress and asset write-downs. Banks generate a significant portion of their revenue from net interest income, which depends on the spread between interest earned on loans and paid on deposits. Rapid changes in interest rates, whether through central bank policy adjustments or market-driven fluctuations, could reduce profit margins and impact earnings stability. Liquidity risks may arise if a bank experiences unexpected deposit outflows, funding constraints, or difficulties accessing wholesale borrowing markets, particularly during financial crises. The Banks industry is subject to stringent regulatory oversight, including capital requirements, stress tests, anti-money laundering laws, and consumer protection rules. Compliance failures, regulatory penalties, or changes in banking regulations could lead to higher capital costs, fines, operational restrictions, or reputational damage. Basel III capital requirements and other global banking standards may impose additional constraints on lending capacity, profitability, and dividend payouts. Banks’ earnings are highly sensitive to macroeconomic conditions, including GDP growth, inflation, and employment trends. A prolonged economic downturn or recession could reduce loan demand, increase default rates, and weaken bank profitability. The banking sector is highly interconnected, and financial distress at one institution could trigger broader instability within the Banks industry. Bank runs, liquidity crises, or failures of systemically important financial institutions could lead to cascading effects across global markets. Contagion risks may also arise from sovereign debt exposure, currency crises or financial sector consolidation.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involve a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/JPMI and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/JPMI.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX LLY Growth & Income ETF

Important Information About the Fund

The REX LLY Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of Eli Lilly and Company (NYSE: LLY) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Eli Lilly and Company (NYSE: LLY) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Pharmaceuticals industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Eli Lilly and Company

Eli Lilly and Company is a global pharmaceutical company, which is dedicated to discovering, developing, manufacturing, and marketing innovative medicines in various therapeutic areas, including neuroscience, endocrinology, oncology, cardiovascular diseases, and immunology. The Underlying Security is listed on NYSE. Eli Lilly and Company is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Eli Lilly and Company pursuant to the Exchange Act can be located by reference to the SEC file number 001-06351 through the SEC’s website at www.sec.gov. In addition, information regarding Eli Lilly and Company or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Eli Lilly and Company. The Fund has derived all disclosures contained in this document regarding Eli Lilly and Company and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Eli Lilly and Company or the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Eli Lilly or Company or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Eli Lilly or Company and the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH ELI LILLY AND COMPANY OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ELI LILLY AND COMPANY INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Pharmaceuticals industry, Eli Lilly and Company faces risks related to: the expensive and unpredictable nature of research and development for its products; the need to uphold intellectual property rights; fierce competition from global pharmaceutical and biotechnology companies, as well as more affordable generic and biosimilar manufacturers; growing government-imposed price controls and other restrictions from public and private sectors on drug pricing, reimbursement, and access; potential concerns regarding the safety or effectiveness of products; a narrow range of product offerings and reliance on a consolidated supply chain; risks of cyber security breaches or non-compliance with data protection laws; challenges in manufacturing, quality control, or supply chain that lead to product shortages; dependence on third-party partnerships and outsourcing; the integration of artificial intelligence and other new technologies; the complexities of international business operations; and the impact of government regulations and legal actions. Additionally, Eli Lilly and Company is involved in litigation and investigations concerning its products, pricing strategies, commercialization practices, and other business operations, which could negatively impact its business. The company is self-insured for these matters. Additionally, LLY must navigate complex and evolving tax laws, which may lead to additional liabilities and influence its operational results. Issues with regulatory compliance could also be detrimental to LLY.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

PHARMACEUTICAL INSUSTRY RISKS. Pharmaceutical research and development are very costly and highly uncertain; the Underlying Security may not succeed in developing, licensing, or acquiring commercially successful products sufficient in number or value to replace revenues of products that have lost or will lose intellectual property protection or are displaced by competing products or therapies. The Underlying Security and the Underlying Security’s products face intense competition from multinational pharmaceutical companies, biotechnology companies, and lower-cost generic and biosimilar manufacturers, and such competition could have a material adverse effect on the Underlying Security’s business. The Underlying Security’s business is subject to increasing government price controls and other public and private restrictions on pricing, reimbursement, and access for the Underlying Security’s drugs, which could have a material adverse effect on the Underlying Security’s results of operations, reputation or business. Pharmaceutical products can develop safety or efficacy concerns, which could have a material adverse effect on the Underlying Security’s revenues, income, and reputation.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/LLII and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/LLII.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX MARA Growth & Income ETF

Important Information About the Fund

The REX MARA Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of MARA Holdings, Inc. (Nasdaq: MARA) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of MARA Holdings, Inc. (Nasdaq: MARA) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a small- and/or mid-capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Software & Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

MARA Holdings, Inc.

MARA Holdings, Inc. is a digital asset technology company which engages in mining cryptocurrencies, with a focus on Bitcoin mining, although it has recently been diversifying into other digital assets. The Underlying Security is listed on Nasdaq. MARA Holdings, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by MARA Holdings, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-36555 through the SEC’s website at www.sec.gov. In addition, information regarding MARA Holdings, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of MARA Holdings, Inc. The Fund has derived all disclosures contained in this document regarding MARA Holdings, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to MARA Holdings, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding MARA Holdings, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning MARA Holdings, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH MARA HOLDINGS, INC. OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

MARA HOLDINGS, INC. INVESTING RISKS. As of the date of this prospectus, MARA Holdings, Inc. faces risks associated with companies in the Software & Services industry, as well as those related to; cryptocurrency price volatility, as its operations are heavily dependent on the price of cryptocurrencies, which are highly volatile and can significantly impact MARA Holdings, Inc.’s revenue and profitability; competition from other cryptocurrency mining companies, which may lead to pricing pressures, customer turnover, and the need for costly technological advancements; risks related to rising energy costs and potential disruptions in energy supply; the efficiency and reliability of MARA Holdings, Inc.’s mining equipment, with technical failures or the need for frequent upgrades posing significant operational risks; environmental impact, including any increased scrutiny or regulatory measures aimed at reducing carbon footprints with respect to MARA Holdings, Inc.’s operations; evolving regulations, and changes in financial regulations in cryptocurrency, which could increase compliance costs, limit business practices, or lead to operational restrictions; exposure to hacking attempts, account breaches, and identity theft risks, including any regulatory consequences; and MARA Holdings, Inc.’s reliance on third-party service providers for mining operations, including potential service disruptions or failures. Additionally, MARA Holdings, Inc.’s revenue is influenced by the demand for cryptocurrencies, and a decline in speculative trading activity could reduce revenue.

BITCOIN RISK. Bitcoin is a relatively new innovation and the market for bitcoin is subject to constant change. As Bitcoin continues to develops, there are variety of risks that have arisen and that may arise in the future. For example, public conception and acceptance of bitcoin and the use of bitcoin are constantly evolving. If public sentiment regarding bitcoin were to decline, or the development and use of bitcoin were to decrease, the value of bitcoin could be adversely affected. Bitcoin is also subject to the risk of fraud, theft, manipulation or security failures, including hacking of the Bitcoin blockchain, or other problems may arise that impact the digital asset trading venues on which bitcoin trades. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales” that, as a result of their holdings, have significant influence over bitcoin pricing.

Bitcoin and the digital asset trading venues on which it trades are largely unregulated and highly fragmented, although the government, under the Trump administration, has made development of the U.S. digital asset infrastructure a priority, including with proposals such as the U.S Digital Asset Market Clarity (“CLARITY”) Act. However, as the laws and regulations covering the digital assets framework continue to develop, risks such as fraud and market manipulation will exist for digital assets. For example, individuals or groups may promote bitcoin to artificially increase the price of bitcoin. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. As U.S government works to establish the regulatory framework and safeguards around digital assets, risks to investors remain, and investors in bitcoin may have little or no recourse should theft, fraud or manipulation occur, potentially resulting in significant losses. The Underlying Security may also be negatively impacted by regulatory enforcement actions against the digital asset trading venues upon which bitcoin trades. Any actions could significantly reduce the number of venues upon which bitcoin trades and could negatively impact the value of bitcoin held the Underlying Security. In addition, digital asset trading venues, bitcoin miners, and other participants may have significant exposure to other digital assets. Instability in the price, availability or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Bitcoin network. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin and the Underlying Security. To the extent the Underlying Security has exposure to or investments in other digital assets besides bitcoin, such exposure or investments are subject to significant risks, including volatility, regulatory uncertainty, and potential loss of value, which may adversely affect the performance of the Underlying Security.

The Bitcoin blockchain and its native crypto asset, bitcoin, continue to face challenges to gaining widespread adoption as an alternative payments system, including with respect to transaction processing and finality, variability in transaction fees and volatility in pricing. The social, legal, and regulatory obstacles and uncertainty that Bitcoin blockchain and bitcoin face are risks that continue to raise uncertainty about the long-term outlook of the Bitcoin blockchain as an alternative payment system, which could negatively impact bitcoin pricing. In addition, alternative public blockchains have been developed that compete with the Bitcoin blockchain, which may offer certain advantages, including higher throughput, lower fees, faster settlement and finalization, and the ability to facilitate untraceable and/or privacy-shielded transactions through the use of zero-knowledge cryptography or other means. While Bitcoin holds the highest market capitalization, it is possible that these alternative public blockchains and their native crypto assets may become more successful than the Bitcoin blockchain and bitcoin in gaining adoption as an alternative payments system, which could negatively impact the long-term adoption and price of Bitcoin blockchain and price of bitcoin.

Finally, one means by which the ecosystem surrounding the Bitcoin blockchain has attempted to mitigate concerns about the slowness of transaction processing and finality and the variability of transaction fees has been through the development of so-called Layer 2 networks, including the “Lightning Network.” Layer 2 networks are separate blockchains built on top of “Layer 1” blockchains like the Bitcoin blockchain for the purpose of augmenting the throughput of the Layer 1 blockchain, and often, providing lower fees for transaction processing and faster settlement. Layer 2 blockchains introduce certain risks into the Bitcoin ecosystem that should be considered. For instance, Layer 2 blockchains are a relatively new and still developing technology. Technological issues – including hacks, bugs, or failures – could introduce risk or harm confidence in the Bitcoin ecosystem, which could negatively impact the price of bitcoin. In addition, users may choose to settle an increasing share of transactions on Layer 2 blockchains, which could negatively impact the transaction activity on, and the amount of fee revenue generated by, the Bitcoin blockchain itself, which could negatively impact the price of bitcoin. If these or other developments negatively impact the price of bitcoin, this would negatively impact the value of the Underlying Security.

BLOCKCHAIN RISK. Companies that are involved in the crypto asset industry are subject to risks associated with blockchain technology, which could negatively impact their value. Generally, a blockchain is an immutable transaction ledger maintained within a distributed network of peer nodes. The immutability of the blockchain means that once an entry is accepted onto the ledger, it cannot be deleted or changed. A public, permissionless blockchain is open to anyone who wishes to participate, without requiring permission from any central authority. It is decentralized and operates based on a consensus mechanism that ensures trust and security without the need for intermediaries. Public, permissionless blockchains may not have the capacity to execute and settle transactions in a timely and predictable manner and have been prone to periods of congestion and high transaction fees.

Bitcoin was the first blockchain-based crypto asset, developed to be a decentralized, peer-to-peer electronic cash network, disintermediating centralized monetary systems. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as “proof of work,” becomes irreversible and tamper-evident. On the Bitcoin network, this proof of work process occurs through “mining.” Mining involves miners using sophisticated computer programs to repeatedly solve complex mathematical problems on specialized computer hardware. Miners authenticate and bundle Bitcoin transactions sequentially into files called “blocks.” Because each solved block contains a reference to the previous block, they form a chronological “chain” back to the first Bitcoin transaction. A miner’s proposed block is added to the blockchain once a majority of the nodes on the network confirm the miner’s work. A miner that is successful in adding a block to the blockchain is automatically awarded a fixed amount of Bitcoin for its efforts plus any transaction fees paid by transferors whose transactions are recorded in the block. This reward system is the means by which new Bitcoin enters circulation. However, the open-source nature of blockchain technology makes it vulnerable to being “forked” by users and miners (i.e., creation of a new competing blockchain when a significant portion of the miners adopts updates to the existing blockchain protocol). Additionally, a blockchain may be vulnerable to attacks if a miner or group of miners possesses more than 50% of the blockchain’s “hashing” power, resulting in concentration in the ownership of the blockchain’s native crypto asset. Hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

The Bitcoin network and similar blockchain technology allow people to exchange tokens of value, which are recorded on a public transaction ledger. Each token is associated with a set of unique cryptographic “keys,” in the form of a string of numbers and letters, which allow whoever is in possession of the private key to assign that Bitcoin in a transfer that the blockchain network will recognize. One or more private keys control the transfer or “spending” of the token from an associated public address. To use the token, a user or a service provider must have access to keys that identify it for its transactions (similar to an ATM card and its related PIN). Users of blockchain technologies keep their keys in electronic “wallets” that can be maintained on their computers, mobile phones, specialized hardware wallets, or wallets provided by online custodians. To the extent that the private keys securing crypto assets, such as Bitcoin, are lost or stolen, the native crypto assets of these blockchains can be irrevocably lost or stolen.

While some blockchains, such as Bitcoin, allow for the exchange of a token of value, other blockchains are designed to support different uses. For example, some blockchains allow users to write and implement smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions. However, the code of any smart contracts running on the blockchain may contain flaws that can be exploited by attackers. Crypto assets can be used to pay for goods and services, although they are not currently widely accepted for such purposes, or they can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user-to-end-user transactions under a barter system. Blockchain technology has since evolved to allow for greater programmability, resulting in a wide array of use cases, including smart contracts, without sacrificing the blockchain’s core tenets: decentralization, security, and scalability.

CUSTODY RISK. Security breaches, computer malware, and hacking attacks have been a prevalent concern in relation to digital assets. The digital assets held by the Underlying Security may be a target for hackers or malware distributors seeking to destroy, damage, or steal the Underlying’s digital assets. Should the Underlying Security be unsuccessful in identifying, mitigating, or stopping security threats, or otherwise unable to adapt to technological changes in the digital asset industry, its digital assets may be subject to theft, loss, destruction, or other attack.

The Underlying Security has security procedures in place to prevent such theft, loss, or destruction, including but not limited to offline storage (cold storage), multiple encrypted private key “shards,” and other measures. Nevertheless, these security procedures cannot guarantee the prevention of any loss due to a security breach, software defect, or act of God, and may not protect against all errors, software flaws, or other vulnerabilities in the Underlying Security’s technical infrastructure. This could result in theft, loss, or damage of its assets. Additionally, assets not held in cold storage, such as those held in a trading account, may be more vulnerable to security breach, hacking, or loss than assets held in cold storage. Assets held in a trading account are also held on an omnibus, rather than segregated, basis, which creates greater risk of loss.

Unauthorized access to MARA Holdings, Inc.’s digital asset accounts could occur as a result of inadequate security procedures, and operational infrastructure may be breached due to the actions of outside parties, error, or malfeasance of an employee of MARA Holdings, Inc., resulting in financial harm and a decrease in the value of the underlying security. Additionally, outside parties may attempt to fraudulently induce employees of MARA Holdings, Inc. To disclose sensitive information in order to gain access to its infrastructure. As technology improves and hackers become more proficient in blockchain technology, their methods and techniques will continue to change and new risks will arise.

DIGITAL ASSET MINING RISK. Blockchains, such as the Bitcoin network, are maintained and secured by a group of validators who “mine” the digital asset. This involves contributing computer power to the network to validate transactions, maintain security, and finalize settlement. As a miner of Bitcoin and other digital assets, the Underlying Security faces risks related to price volatility. Miners are paid in the underlying digital asset, so a drop in the market value of the digital asset would reduce revenue. Higher energy costs require significant electricity to power computers, which is a significant operating expense for miners. In addition, significant investments in mining hardware and equipment are necessary to keep up with industry standards and competitors. Damage to equipment, hijacking of computing resources, malware, and theft of mined digital assets can occur, as can hardware failure.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

SOFTWARE & SERVICES INDUSTRY RISK. Computer software/services companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software/services companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software/services companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results. Many computer software/services companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software/services companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SMALL AND/OR MID CAPITALIZATION COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/MAII and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/MAII.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX META Growth & Income ETF

Important Information About the Fund

The REX META Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of Meta Platforms, Inc. (Nasdaq: META) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Meta Platforms, Inc. (Nasdaq: META) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Media & Entertainment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Meta Platforms, Inc.

Meta Platforms, Inc. is an operating company that operates a social technology company. The Underlying Security is listed on Nasdaq. Meta Platforms, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Meta Platforms, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-35551 through the SEC’s website at www.sec.gov. In addition, information regarding Meta Platforms, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Meta Platforms, Inc. The Fund has derived all disclosures contained in this document regarding Meta Platforms, Inc. and the Underlying Security from the publicly available documents. has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Meta Platforms, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Meta Platforms, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Meta Platforms, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH META PLATFORMS, INC. OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

META PLATFORMS, INC. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Media & Entertainment industry, Meta Platforms, Inc. faces risks related to: risks associated with its product offerings, such as the ability to attract or retain users and increase advertising spending, including challenges related to the success of artificial intelligence (AI) initiatives despite significant investments in AI; business operations and financial outcomes, including the capacity to compete effectively in the highly competitive information Media & Entertainment industry, government regulation and enforcement, including potential restrictions on access to Meta Platforms, Inc.’s products, particularly concerning AI; the ability to collect and utilize consumer data, including the impact of phasing out third-party cookies, which have historically been used to measure ad success and will affect monetization; data, security, and intellectual property concerns, including incidents of security breaches or unauthorized access to consumer data; and the dual-class structure of the company’s common stock, which limits shareholders’ ability to influence corporate decisions.

UNDERLYING SECURITY PERFORAMNCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERYLING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against the Underlying Security in the past. While the Underlying Security continues to defend such actions, any judgment against the Underlying Security, or any future stockholder litigation could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security trading is halted, trading in Shares of the Underlying Security Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

MEDIA & ENTERTAINMENT INDUSTRY RISK. The media & entertainment industry is influenced by evolving consumer preferences, technological advancements, content production costs, regulatory changes, and macroeconomic factors, all of which could contribute to volatility and potential losses. Media companies that rely on advertising revenue are exposed to economic cycles, as advertisers may reduce spending during economic downturns. The rise of digital ad-blocking tools and privacy regulations could further challenge ad-based business models. For those media & entertainment companies that rely on subscription-based revenue models, subscriber growth and retention depend on pricing strategies, content quality, and competition. A slowdown in new subscriptions or high churn rates could negatively impact revenue. The transition from traditional cable television to digital streaming platforms has disrupted the media landscape. Companies dependent on linear TV advertising or cable subscriptions face ongoing subscriber losses, while streaming services must continuously adapt to evolving consumption habits. Success in the entertainment industry depends on the ability to produce, acquire, and distribute compelling content. High production costs for original content, coupled with uncertainty about audience reception, can create financial risk. Even with significant investment, content success is unpredictable. Underperformance of major films, TV shows, or digital media projects can result in financial losses and damage brand value. Companies that license third-party content may face contract renegotiations, content losses, or increased licensing fees. Conversely, companies reliant on proprietary franchises must protect their intellectual property from piracy and unauthorized distribution.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/METI and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/METI.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX MSFT Growth & Income ETF

Important Information About the Fund

The REX MSFT Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of Microsoft Corp. (Nasdaq: MSFT) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Microsoft Corp. (Nasdaq: MSFT) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Software & Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Microsoft Corp.

Microsoft Corp. develops, licenses, and supports software, services, devices, and solutions worldwide. The Underlying Security is listed on Nasdaq. Microsoft Corp. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Microsoft Corp. pursuant to the Exchange Act can be located by reference to the SEC file number 001-37845 through the SEC’s website at www.sec.gov. In addition, information regarding Microsoft Corp. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Microsoft Corp. The Fund has derived all disclosures contained in this document regarding Microsoft Corp. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Microsoft Corp. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Microsoft Corp. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Microsoft Corp. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH MICROSOFT CORP OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

MICROSOFT CORP. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Software & Services industry, Microsoft Corp. faces risks related to: damage or harm to its reputation, brand, or business operations; unfavorable market conditions, including those arising from catastrophic events or geopolitical situations; exposure to global business risks; the ability to attract and retain skilled employees; competition in the Software & Services industry and among platform-based ecosystems, particularly with an increasing emphasis on cloud-based services; the evolution of its business, including the development of new products and activities related to acquisitions, joint ventures, and strategic alliances; significant investments in products and services that may not meet expected outcomes; potential impairment of goodwill or amortized intangible assets that could necessitate substantial adjustments to reported earnings; the development of the Internet of Things (“IoT”) and artificial intelligence (“AI”) that may lead to reputational or competitive challenges; cyber security, data privacy, and platform misuse issues; operational challenges, including excessive outages, data losses, or disruptions of online services; quality or supply chain issues; and legal, intellectual property, regulatory, and litigation risks, including those associated with the development of IoT and AI.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

SOFTWARE & SERVICES INDUSTRY RISK. Computer software/services companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software/services companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software/services companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results. Many computer software/services companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software/services companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/MSFI and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/MSFI.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX NFLX Growth & Income ETF

Important Information About the Fund

The REX NFLX Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of Netflix, Inc. (Nasdaq: NFLX) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Netflix, Inc. (Nasdaq: NFLX) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Media & Entertainment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Netflix, Inc.

Netflix, Inc. is a video on-demand streaming service. The Underlying Security is listed on Nasdaq. Netflix, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Netflix, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-35727 through the SEC’s website at www.sec.gov. In addition, information regarding Netflix, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Netflix, Inc. The Fund has derived all disclosures contained in this document regarding Netflix, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Netflix, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Netflix, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of Nasdaq at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Netflix, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of The Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH NETFLIX, INC. OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

NETFLIX, INC. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Media & Entertainment industry, Netflix, Inc. faces risks related to: competition from both traditional media companies and digital streaming services. Increased competition, which could result in subscriber churn, pricing pressures, and higher costs for acquiring content; maintain subscriber growth as Netflix, Inc. achieves higher market penetration, especially in North America and Europe; Expansion into emerging markets, including factors such as lower consumer purchasing power and infrastructure limitations; a business model that depends on ongoing investment in original programming and licensed content; rising production costs, increased licensing fees, or the underperformance of new content; Netflix, Inc.’s ability to consistently create and distribute engaging content that attracts and retains subscribers; any decline in content quality or user engagement leading to higher cancellation rates; licensing agreements for third-party content; the loss or renegotiation of key licensing deals; the reliability of internet service providers, cloud computing infrastructure, and its proprietary recommendation algorithm; and any technical failures, outages, or cyberattacks that may disrupt service and affect user retention.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERYLING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

MEDIA & ENTERTAINMENT INDUSTRY RISK. The media & entertainment industry is influenced by evolving consumer preferences, technological advancements, content production costs, regulatory changes, and macroeconomic factors, all of which could contribute to volatility and potential losses. Media companies that rely on advertising revenue are exposed to economic cycles, as advertisers may reduce spending during economic downturns. The rise of digital ad-blocking tools and privacy regulations could further challenge ad-based business models. For those media & entertainment companies that rely on subscription-based revenue models, subscriber growth and retention depend on pricing strategies, content quality, and competition. A slowdown in new subscriptions or high churn rates could negatively impact revenue. The transition from traditional cable television to digital streaming platforms has disrupted the media landscape. Companies dependent on linear TV advertising or cable subscriptions face ongoing subscriber losses, while streaming services must continuously adapt to evolving consumption habits. Success in the entertainment industry depends on the ability to produce, acquire, and distribute compelling content. High production costs for original content, coupled with uncertainty about audience reception, can create financial risk. Even with significant investment, content success is unpredictable. Underperformance of major films, TV shows, or digital media projects can result in financial losses and damage brand value. Companies that license third-party content may face contract renegotiations, content losses, or increased licensing fees. Conversely, companies reliant on proprietary franchises must protect their intellectual property from piracy and unauthorized distribution.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/NFLI and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/NFLI.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX NOW Growth & Income ETF

Important Information About the Fund

The REX NOW Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of ServiceNow, Inc. (Nasdaq: NOW) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of ServiceNow, Inc. (Nasdaq: NOW) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold the Underlying Security call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Software & Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

ServiceNow, Inc.

ServiceNow, Inc. delivers a cloud-based platform, the Now Platform, that enables organizations to digitize and automate workflows across the entire enterprise. The Underlying Security is listed on NYSE. ServiceNow, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by ServiceNow, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-35580 through the SEC’s website at www.sec.gov. In addition, information regarding ServiceNow, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of ServiceNow, Inc. The Fund has derived all disclosures contained in this document regarding ServiceNow, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to ServiceNow, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding ServiceNow, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning ServiceNow, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH SERVICENOW, INC. OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

SERVICENOW, INC. INVESTING RISKS. As of the date of this prospectus, ServiceNow, Inc. faces risks associated with companies in the Software & Services industry, as well as those relating to: intense competition from both established enterprise software providers and emerging technology companies; increased competition leading to pricing pressures, reduced market share, and higher customer acquisition costs; sustainable growth into new markets, which may become more challenging, particularly in regions with high market saturation; expansion into new geographic areas and industries and obstacles such as regulatory compliance, cultural differences, and varying levels of technological infrastructure; ServiceNow, Inc.’s business model, which relies on continuous innovation and development of its cloud-based platform and services; rising research and development costs, or the failure of new products to meet market expectations; the company’s ability to deliver reliable and scalable solutions that meet customer needs; any decline in service quality or customer satisfaction, which lead to increased churn rates; reliance on strategic partnerships and third-party integrations to enhance its platform capabilities; the loss or renegotiation of key partnerships, which could weaken its competitive position; the reliability of ServiceNow, Inc.’s cloud infrastructure providers and its ability to protect sensitive customer data; any technical failures, data breaches, or cyberattacks that could disrupt service delivery and damage customer trust; complex legal and regulatory environments, including data privacy laws and intellectual property rights, which could pose compliance challenges and increase operational costs.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

SOFTWARE & SERVICES INDUSTRY RISK. Computer software/services companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software/services companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software/services companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results. Many computer software/services companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software/services companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/NOWI and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/NOWI.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX O Growth & Income ETF

Important Information About the Fund

The REX O Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of Realty Income Corporation (NYSE: O) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Realty Income Corporation (NYSE: O) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Equity Real Estate Investment Trusts industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Realty Income Corporation

Realty Income Corporation is a real estate investment trust (“REIT”) that invests in diversified commercial real estate, partnering with other companies across the globe. The Underlying Security is listed on NYSE. Realty Income Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Realty Income Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 001-13374 through the SEC’s website at www.sec.gov. In addition, information regarding Realty Income Corporation or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Realty Income Corporation. The Fund has derived all disclosures contained in this document regarding Realty Income Corporation and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Realty Income Corporation and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Realty Income Corporation or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Realty Income Corporation or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH REALTY INCOME COROPORATION OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

REALTY INCOME CORPORATION INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Equity Real Estate Investment Trusts industry, Realty Income Corporation faces risks related to: fluctuations in the real estate market, including changes in property values, occupancy rates, and rental income; economic downturns or adverse market conditions, which could negatively impact the demand for commercial properties and the financial stability of tenants, leading to increased vacancy rates and reduced rental income; a strategic growth strategy that involves acquiring additional properties, which may be subject to risks such as overvaluation, integration challenges, and increased competition for desirable assets; reliance on a diverse tenant base exposes it to credit risk, as tenant defaults or bankruptcies, which could affect cash flow and profitability; operations that are subject to interest rate fluctuations, which can impact borrowing costs and the valuation of real estate assets; regulatory changes, including zoning laws, environmental regulations, and tax policies, which could affect property operations and development opportunities; Realty Income Corporation’s dependence on effective property management and maintaining strong tenant relationships; any declines in property maintenance or tenant satisfaction leading to higher turnover rates and increased operational costs; risks associated with geographic concentration, as economic or natural events in specific regions could disproportionately affect its portfolio; Realty Income Corporation’s ability to access capital markets for financing growth and managing debt obligations; and any disruptions in capital availability or unfavorable financing terms that could constrain expansion efforts and impact financial stability.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

EQUITY REAL ESTATE INVESTMENT TRUST INDUSTRY RISK. Equity Real Estate Investment Trust companies are financial vehicles that pool investors’ capital to purchase or finance real estate. Such companies may concentrate their investments in specific geographic areas or in specific property types, e.g., hotels, shopping malls, residential complexes and office buildings. The market value of the shares of an Equity Real Estate Investment Trust companies and the ability of and Equity Real Estate Investment Trust companies to distribute income may be adversely affected by several factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective tenants of the safety, convenience and attractiveness of the properties; the ability of the owners to provide adequate management, maintenance and insurance; the cost of complying with the Americans with Disabilities Act; increased competition from new properties; the impact of present or future environmental legislation and compliance with environmental laws; changes in real estate taxes and other operating expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the issuers of the Equity Real Estate Investment Trust companies. In addition, distributions received by the Fund from Equity Real Estate Investment Trust companies may consist of dividends, capital gains and/or return of capital. Many of these distributions however will not generally qualify for favorable treatment as qualified dividend income.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

REIT RISK. Economic, business, or political challenges impacting the real estate sector may significantly affect the value of the Fund’s investments in REITs. Investments in REITs expose the Fund to risks similar to those associated with direct real estate ownership, including declines in property values, overbuilding, heightened competition, and other risks stemming from local or broader economic conditions. Additional risks include rising operating expenses and property taxes, changes in zoning regulations, losses due to casualty or condemnation, potential environmental liabilities, regulatory restrictions on rent, and variability in rental income. Furthermore, U.S. REITs face the risk of losing their eligibility for favorable federal income tax treatment under the Internal Revenue Code and may fail to maintain exemption from the registration requirements of the Investment Company Act of 1940 (“1940 Act”).

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/OIII and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/OIII.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX PLTR Growth & Income ETF

Important Information About the Fund

The REX PLTR Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of Palantir Technologies Inc. (Nasdaq: PLTR) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of common stock of Palantir Technologies Inc. (Nasdaq: PLTR) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Software & Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Palantir Technologies Inc.

Palantir Technologies Inc. specializes in software platforms for big data analytics. The Underlying Security is listed on Nasdaq. Palantir Technologies Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Palantir Technologies Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-39540 through the SEC’s website at www.sec.gov. In addition, information regarding Palantir Technologies Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Palantir Technologies Inc. The Fund has derived all disclosures contained in this document regarding Palantir Technologies Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Palantir Technologies Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Palantir Technologies Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Palantir Technologies Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH PALANTIR TECHNOLOGIES INC. OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

PALANTIR TECHNOLOGIES INC. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Software & Services industry, Palantir Technologies Inc. faces risks related to: Palantir Technologies Inc.’s revenue from government contracts, which are susceptible to termination, non-renewal, or funding reductions due to budgetary constraints or political decisions; shifts in government priorities or the loss of key contracts, which could negatively impact its business operations. The highly competitive and rapidly evolving industry in which Palantir Technologies Inc. operates, including competition from established technology firms and emerging startups offering innovative solutions; failure to maintain competitive advantage, which could lead to diminished market share and profitability; The company’s operations, especially its engagements with government and defense agencies, subject it to regulatory scrutiny and geopolitical risks; changes in data privacy laws, export controls, or international relations affecting its ability to conduct business effectively; delivery of secure, reliable, and advanced software solutions; cyber security vulnerabilities, system outages, or technological obsolescence resulting in damage to its reputation and client trust, resulting in financial losses; and the limited number of clients from which Palantir Technologies Inc. derives a substantial portion of its revenue, creating risk that makes the company vulnerable to shifts in spending patterns or contract renewals from a small group of customers.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

SOFTWARE & SERVICES INDUSTRY RISK. Computer software/services companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software/services companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software/services companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results. Many computer software/services companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software/services companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/PLTI and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/PLTI.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX RGTI Growth & Income ETF

Important Information About the Fund

The REX RGTI Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of Rigetti Computing, Inc. (Nasdaq: RGTI) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Rigetti Computing, Inc. (Nasdaq: RGTI) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a small- and/or mid-capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Technology Hardware & Equipment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Rigetti Computing, Inc.

Rigetti Computing, Inc. specializes in quantum computing technology and is known for developing quantum integrated circuits and providing cloud-based quantum computing services. The Underlying Security is listed on Nasdaq. Rigetti Computing, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Rigetti Computing, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-40140 through the SEC’s website at www.sec.gov. In addition, information regarding Rigetti Computing, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Rigetti Computing, Inc. The Fund has derived all disclosures contained in this document regarding Rigetti Computing, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Rigetti Computing, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Rigetti Computing, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Rigetti Computing, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH RIGETTI COMPUTING, INC. OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

REGITTI COMPUTING, INC. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Technology Hardware & Equipment industry, Rigetti Computing, Inc. faces risks related to: financial and operational risks, including the necessity to secure additional capital by mid-2025 to continue its research and development initiatives. With a track record of operating losses, limited revenue, and dependence on public sector contracts, the company is susceptible to economic downturns, market volatility, and delays in reaching critical milestones, such as the commercialization of its quantum systems. Inability to scale operations or effectively integrate new technologies could further hinder growth and profitability. Material weaknesses in financial reporting controls and risks associated with complex financial instruments may raise concerns for investors. The competitive and rapidly evolving nature of the quantum computing industry presents challenges, including the need for technological breakthroughs and reliance on cloud providers, third-party suppliers, and government contracts. The company’s ability to safeguard its intellectual property, comply with stringent regulatory requirements, and manage supply chain disruptions is crucial. Additional risks involve challenges in international sales, exposure to environmental and safety regulations, and vulnerability to litigation, cyber security threats, and product liability claims. These factors, coupled with the early stage of the quantum computing industry, create significant uncertainties for the company’s long-term success.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

TECHNOLOGY HARDWARE & EQUIPMENT INDUSTRY RISK. The Technology Hardware & Equipment industry includes companies that manufacture and distribute computers, servers, mainframes, peripheral devices (e.g., keyboard, mouse, etc.), high-technology components (e.g., circuit boards), and electronic office equipment. In addition, companies in the Technology Hardware & Equipment industry include producers and distributors of semiconductors and other integrated chips, other products related to the semiconductor industry such as motherboards, and manufacturers of high-technology tools and/or equipment used in the creation of semiconductors, photonics, wafers, and other high-technology components. The companies in the Technology Hardware & Equipment industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by companies in the Technology Hardware & Equipment industry is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of these companies depends in substantial part on the timely and successful introduction of new products. In addition, many of the companies in the Technology Hardware & Equipment industry rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

QUANTUM COMPANIES RISKS. The quantum computing industry’s competitive and evolving nature presents challenges, with barriers such as the need for technological breakthroughs and dependence on cloud providers, third-party suppliers, and government contracts. The Underlying Security’s ability to protect its intellectual property, adapt to stringent regulatory environments, and address supply chain disruptions is critical. Additional risks include international sales challenges, exposure to environmental and safety regulations, and susceptibility to litigation, cyber security threats, and product liability claims. These factors, alongside the nascent stage of the quantum computing industry, pose significant uncertainties for the company’s long-term success.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SMALL AND/OR MID CAPITALIZATION COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/RGII and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/RGII.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX SMCI Growth & Income ETF

Important Information About the Fund

The REX SMCI Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of Super Micro Computer, Inc. (Nasdaq: SMCI) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Super Micro Computer, Inc. (Nasdaq: SMCI) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security. “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a small- and/or mid-capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Technology Hardware & Equipment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Super Micro Computer, Inc.

Super Micro Computer, Inc. engages in the distribution and manufacture of information technology solutions and other computer products. The Underlying Security is listed on Nasdaq. Super Micro Computer, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Super Micro Computer, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-33383 through the SEC’s website at www.sec.gov. In addition, information regarding Super Micro Computer, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Super Micro Computer, Inc. The Fund has derived all disclosures contained in this document regarding Super Micro Computer, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Super Micro Computer, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Super Micro Computer, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Super Micro Computer, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH SUPER MICRO COMPUTER, INC. OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

SUPER MICRO COMPUTER, INC. INVESTING RISKS. As of the date of this prospectus, Super Micro Computer, Inc. faces risks associated with companies in the Technology Hardware & Equipment industry, as well as those related to: financial and operational needs, such as the need to continually invest in research and development to maintain its competitive edge in the Technology Hardware & Equipment industry; navigating market fluctuations and a diverse customer base, including enterprise and public sector clients, making it vulnerable to economic downturns and shifts in industry demand; delays in achieving key milestones, such as the introduction of new products or technologies; challenges in scaling operations or integrating emerging technologies; addressing material weaknesses in financial reporting controls and managing risks associated with complex supply chain logistics; reliance on third-party suppliers and partners; Super Micro Computer, Inc.’s ability to protect its intellectual property, comply with regulatory requirements, and mitigate supply chain disruptions; international sales challenges, exposure to environmental and safety regulations, and susceptibility to litigation, cyber security threats, and product liability claims. These factors, alongside the dynamic nature of the technology industry, pose significant uncertainties for the company’s long-term success. Additionally, Super Micro Computer, Inc. has previously failed to timely file its required SEC reports, including its Form 10-K for the fiscal year ended June 30, 2024. In August 2024, a class action was filed against the company on behalf of certain of its shareholders relating to the company’s financials, and in October 2024, its auditor, Ernest & Young, resigned due to concerns about the company’s financial reporting and transparency. The company has also faced threats of delisting from Nasdaq due to noncompliance with exchange listing requirements.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

TECHNOLOGY HARDWARE & EQUIPMENT INDUSTRY RISK. The Technology Hardware & Equipment industry includes companies that manufacture and distribute computers, servers, mainframes, peripheral devices (e.g., keyboard, mouse, etc.), high-technology components (e.g., circuit boards), and electronic office equipment. In addition, companies in the Technology Hardware & Equipment industry include producers and distributors of semiconductors and other integrated chips, other products related to the semiconductor industry such as motherboards, and manufacturers of high-technology tools and/or equipment used in the creation of semiconductors, photonics, wafers, and other high-technology components. The companies in the Technology Hardware & Equipment industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by companies in the Technology Hardware & Equipment industry is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of these companies depends in substantial part on the timely and successful introduction of new products. In addition, many of the companies in the Technology Hardware & Equipment industry rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SMALL AND/OR MID CAPITALIZATION COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/SMII and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/SMII.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX SMR Growth & Income ETF

Important Information About the Fund

The REX SMR Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of NuScale Power Corporation (NYSE: SMR) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of NuScale Power Corporation (NYSE: SMR) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a small- and/or mid-capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Specialty Industrial Machinery industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

NuScale Power Corporation

NuScale Power Corporation seeks to provide nuclear technology power for carbon-free energy generation in order to support the growth of artificial intelligence (AI), process heat for industrial application, replace coal plants, provide power for wind and solar, and support clean water production. The company is not yet in the commercial phase. The Underlying Security is listed on NYSE. NuScale Power Corporation is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by NuScale Power Corporation pursuant to the Exchange Act can be located by reference to the SEC file number 001-04321 through the SEC’s website at www.sec.gov. In addition, information regarding NuScale Power Corporation or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of NuScale Power Corporation. The Fund has derived all disclosures contained in this document regarding NuScale Power Corporation and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to NuScale Power Corporation and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NuScale Power Corporation or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning NuScale Power Corporation or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH NUSCALE POWER CORPORATION OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

NUSCALE POWER CORPORATION INVESTING RISKS. As of the date of this prospectus, NuScale Power Corporation faces risks associated with companies in Specialty Industrial Machinery industry, as well as those related to: the company’s operations, including the need to secure additional capital to advance its small modular reactor technology; substantial research and development expenditures and reliance on regulatory approvals, making NuScale Power Corporation vulnerable to economic downturns, market volatility, and delays in achieving key milestones, such as the commercialization of its small modular reactor system (the NuScale Power Module is the first and only small modular reactor approved by the U.S. Nuclear Regulatory Commission, but it is not yet available on the market); failure to scale operations or successfully navigate the regulatory landscape, potentially impeding growth and profitability; material weaknesses in financial reporting controls and risks associated with the capital-intensive nature of nuclear technology development; the nuclear energy industry’s competitive and evolving nature, with barriers such as stringent regulatory requirements and dependence on specialized suppliers and government policies; NuScale Power Corporation’s ability to protect its intellectual property, comply with safety and environmental regulations, and manage supply chain disruptions; additional risks, including international sales challenges, exposure to geopolitical tensions, and susceptibility to litigation, cyber security threats, and safety-related liabilities.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

SPECIALTY INDUSTRIALS MACHINERY INDUSTRY RISK. The Specialty Industrial Machinery industry faces a variety of risks that can significantly impact financial and operational performance. Companies in this industry are subject to competitive pressures from both domestic and international manufacturers, which can lead to pricing challenges and reduced market share. The industry is heavily influenced by economic cycles, with demand for machinery often tied to capital investment trends in markets such as manufacturing, construction, and energy. Economic downturns can lead to decreased spending on industrial machinery, affecting revenue and profitability. Technological advancements and innovation are critical to maintaining competitiveness, requiring continuous investment in research and development. Failure to innovate or adapt to new technologies can result in obsolescence and loss of competitive edge. Additionally, companies must navigate complex regulatory environments, including safety standards, environmental regulations, and trade policies, which can affect operations and increase compliance costs.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NUCLEAR COMPANIES INVESTING RISK. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of nuclear companies. Nuclear companies may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts of terrorism, air crashes, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on the Fund’s portfolio companies and thus the Fund’s financial situation. In addition, nuclear companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of nuclear energy companies may decline with a corresponding impact on earnings

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to The Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SMALL AND/OR MID CAPITALIZATION COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/NUII and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/NUII.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX SNOW Growth & Income ETF

Important Information About the Fund

The REX SNOW Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of Snowflake Inc. (NYSE: SNOW) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Snowflake Inc. (NYSE: SNOW) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security. “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Software & Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Snowflake Inc.

Snowflake Inc. provides cloud data warehousing software. The Underlying Security is listed on the NYSE. Snowflake Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Snowflake Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-39504 through the SEC’s website at www.sec.gov. In addition, information regarding Snowflake Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Snowflake Inc. The Fund has derived all disclosures contained in this document regarding Snowflake Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Snowflake Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Snowflake Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Snowflake Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH SNOWFLAKE INC. OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

SNOWFLAKE INC. INVESTING RISKS. As of the date of this prospectus, Snowflake Inc. faces risks associated with companies in the Software & Services industry, as well as those related to: he company’s operations, including the need to secure additional capital to expand its cloud-based data platform; substantial research and development expenditures and reliance on customer adoption, making Snowflake Inc. vulnerable to economic downturns, market volatility, and delays in achieving key milestones such as scaling its platform and expanding its customer base; failure to scale operations or successfully integrate new technologies, potentially impeding growth and profitability; material weaknesses in financial reporting controls and risks associated with the competitive nature of the cloud computing industry; the technology Software & Services industry’s rapidly evolving landscape, with barriers such as technological advancements and dependence on third-party cloud providers and data security regulations; Snowflake Inc.’s ability to protect its intellectual property, comply with data privacy laws, and manage cyber security threats; additional risks, including international sales challenges, exposure to regulatory changes, and susceptibility to litigation, data breaches, and intellectual property disputes.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

SOFTWARE & SERVICES INDUSTRY RISK. Computer software/services companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software/services companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software/services companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results. Many computer software/services companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software/services companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/SNOI and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/SNOI.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX TEM Growth & Income ETF

Important Information About the Fund

The REX TEM Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of Tempus AI, Inc. (Nasdaq: TEM) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Tempus AI, Inc. (Nasdaq: TEM) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold the Underlying Security call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a small- and/or mid-capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Healthcare Equipment & Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Tempus AI, Inc.

Tempus AI, Inc. is a healthcare technology company focused on bringing artificial intelligence and machine learning to healthcare in order to improve the care of patients across multiple diseases. The Underlying Security is listed on Nasdaq. Tempus AI, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Tempus AI, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-42130 through the SEC’s website at www.sec.gov. In addition, information regarding Tempus AI, Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to TEM or other securities of TEM. The Fund has derived all disclosures contained in this document regarding Tempus AI, Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Tempus AI, Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Tempus AI, Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Tempus AI, Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH TEMPUS AI, INC. OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

TEMPUS AI, INC. INVESTING RISKS. As of the date of this prospectus, Tempus AI, Inc. faces risks associated with companies in Healthcare Equipment & Services industry, as well as those related to: the company’s operations, including the need to secure additional capital to expand its AI-driven healthcare solutions; substantial research and development expenditures and reliance on healthcare provider adoption, making Tempus AI, Inc vulnerable to economic downturns, market volatility, and delays in achieving key milestones such as scaling its platform and expanding its client base; failure to scale operations or successfully integrate new technologies, potentially impeding growth and profitability; material weaknesses in financial reporting controls and risks associated with the competitive nature of the AI and healthcare technology industries; the rapidly evolving landscape of AI and healthcare, with barriers such as technological advancements and dependence on data privacy regulations and healthcare compliance; Tempus AI, Inc’s ability to protect its intellectual property, comply with data privacy laws, and manage cyber security threats; additional risks, including international sales challenges, exposure to regulatory changes, and susceptibility to litigation, data breaches, and intellectual property disputes.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

HEALTHCARE EQUIPMENT & SERVICES INDUSTRY RISK. Companies in the healthcare Equipment & Services industry are impacted by rising costs of medical products, devices, and services, as well as the growing focus on delivering healthcare through outpatient services. Competition within this industry is intense and can be significantly influenced by extensive government regulation and reimbursement policies for medical expenses. The equipment and services provided by these companies may face extensive litigation, including malpractice and product liability claims. Medical equipment manufacturers rely heavily on patent protection, and the expiration of patents can negatively impact their profitability. Additionally, many new healthcare products require approval from the U.S. Food and Drug Administration (FDA), a process that is often lengthy and costly.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SMALL AND/OR MID CAPITALIZATION COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/TEMI and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/TEMI.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX TLT Growth & Income ETF

Important Information About the Fund

The REX TLT Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the shares of iShares 20+ Year Treasury Bond ETF (Nasdaq: TLT) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of shares of iShares 20+ Year Treasury Bond ETF (Nasdaq: TLT) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

iShares 20+ Year Treasury Bond ETF

iShares 20+ Year Treasury Bond ETF is an index-tracking ETF that seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years. iShares 20+ Year Treasury Bond ETF holds only fixed-rate securities that are denominated in U.S. dollars. Excluded from iShares 20+ Year Treasury Bond ETF are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. iShares 20+ Year Treasury Bond ETF is market value weighted, and the securities comprising iShares 20+ Year Treasury Bond ETF are updated on the last business day of each month.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of the Underlying Security. The Fund has derived all disclosures contained in this document regarding the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

ETF UNDERLYING SECURITY RISKS. The Fund’s investment performance largely depends on the investment performance and associated risks of The Underlying Security. The Underlying Security is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk, Market Maker Risk, Market Risk, Interest Rate Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to The Underlying Security through its usage of FLEX Options:

INDEX-RELATED RISK. The Underlying Security’s Index Provider may rely on various sources of information to assess the criteria of components of its index, including information that may be based on assumptions and estimates. Errors in index data, index computations or the construction of the index in accordance with its methodology may occur, and the Underlying Security’s Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Underlying Security. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Underlying Security’s Index Provider or a third-party data provider and could cause the Underlying Security’s Index Provider to postpone a scheduled rebalance. This could cause the Underlying Security’s Underlying Index to vary from its normal or expected composition.

SECURITIES LENDING RISK. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

TRACKING ERROR RISK. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.

U.S. TREASURY OBLIGTATIONS RISK. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Changes in the U.S. government’s financial condition or credit rating may cause the value of U.S. Treasury obligations to decline. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity, but the market value of such securities is not guaranteed and may fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/TLII and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/TLII.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX TSM Growth & Income ETF

Important Information About the Fund

The REX TSM Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the American Depositary Receipt (“ADR”) of Taiwan Semiconductor Manufacturing Company Limited (NYSE: TSM) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the American Depositary Receipt (“ADR”) of Taiwan Semiconductor Manufacturing Company Limited (NYSE: TSM) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Semiconductors & Semiconductor Equipment industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Taiwan Semiconductor Manufacturing Company Limited

Taiwan Semiconductor Manufacturing Company Limited is a Taiwanese multi-national company that engages in the manufacture and sale of integrated circuits and wafer semiconductor devices. The Underlying Security is listed on NYSE.

Taiwan Semiconductor Manufacturing Company Limited is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Taiwan Semiconductor Manufacturing Company Limited pursuant to the Exchange Act can be located by reference to the SEC file number 001-14700 through the SEC’s website at www.sec.gov. In addition, information regarding Taiwan Semiconductor Manufacturing Company Limited or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Taiwan Semiconductor Manufacturing Company Limited. The Fund has derived all disclosures contained in this document regarding Taiwan Semiconductor Manufacturing Company Limited and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Taiwan Semiconductor Manufacturing Company Limited and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Taiwan Semiconductor Manufacturing Company Limited or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Taiwan Semiconductor Manufacturing Company Limited or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Semiconductors & Semiconductor Equipment industry, Taiwan Semiconductor Manufacturing Company Limited faces risks related to: the company’s operations, including the need to maintain its leadership in producing cutting-edge chips amidst rapid technological innovation and shifting market dynamics; substantial investments in expanding and upgrading fabrication plants, making Taiwan Semiconductor Manufacturing Company Limited vulnerable to economic downturns, market volatility, and delays in achieving key milestones such as technological advancements and production efficiency; failure to scale operations or successfully manage production bottlenecks and yield issues, potentially impeding growth and profitability; material weaknesses in financial reporting controls and risks associated with the competitive nature of the semiconductor industry; the rapidly evolving landscape of semiconductor technology, with barriers such as reliance on critical suppliers for extreme ultraviolet lithography equipment and various materials, and exposure to export restrictions or supplier disruptions; Taiwan Semiconductor Manufacturing Company Limited’s ability to protect its intellectual property, manage supply chain risks, and address cyclical demand fluctuations; additional risks, including reliance on a few key customers, exposure to currency exchange rate fluctuations, and susceptibility to economic downturns, inflationary pressures, and reduced consumer spending in key markets such as consumer electronics, automotive, and data centers.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ASIAN GEOPOLITICAL TENSIONS RISK. The Underlying Security has significant exposure to Asia as a result of its operations, supply chain and location of its customers. Asian geopolitical developments, such as trade disputes, territorial conflicts, regulatory changes, sanctions, military actions, or changes in diplomatic relations, could materially impact the Underlying Security’s business operations, financial performance and stock price. Tensions between major economies in the region, including but not limited to China, Taiwan, South Korea, Japan and India, as well as broader U.S.-Asia relations, may lead to increased market volatility, disruptions in trade, supply chain constraints, or restrictions on capital flows. Governments in these regions may impose tariffs, export controls, or other regulatory measures that could negatively affect certain industries, including technology, manufacturing, and consumer goods. Additionally, political instability, social unrest, or unexpected policy shifts could create further uncertainty for businesses operating in the region.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT INDUSTRY RISK. Investing in the companies comprising the Semiconductors & Semiconductor Equipment industry may expose the Fund to specific risks related to companies operating in this industry. Semiconductors & Semiconductor Equipment companies face intense competition, both domestically and internationally, and such competition may have an adverse effect on profit margins. Semiconductors & Semiconductor Equipment companies may have limited product lines, markets, financial resources or personnel. Semiconductors & Semiconductor Equipment companies’ supply chain and operations are dependent on the availability of materials that meet exacting standards and the use of third parties to provide components and services. Semiconductors & Semiconductor Equipment companies may rely on a limited number of suppliers, or upon suppliers in a single location, for certain materials, equipment or tools. Finding and qualifying alternate or additional suppliers can be a lengthy process that can cause production delays or impose unforeseen costs, and such alternatives may not be available at all. Production can be disrupted by the unavailability of resources, such as water, silicon, electricity, gases and other materials. Suppliers may also increase prices or encounter cyber security or other issues that can disrupt production or increase production costs. The products of Semiconductors & Semiconductor Equipment companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Capital equipment expenditures could be substantial, and equipment generally suffers from rapid obsolescence. Companies in the Semiconductors & Semiconductor Equipment industry are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights would adversely affect the profitability of these companies.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DEPOSITARY RECEIPTS RISK. The Underlying Security is structured as a depositary receipt. While depositary receipts provide U.S. investors with a convenient way to gain exposure to foreign equities, they are subject to unique risks that could impact their value and liquidity. Depositary receipts are tied to the performance of the underlying foreign shares, which may be subject to risks related to the political, economic, and regulatory environment of the issuing company’s home country. Factors such as economic instability, foreign exchange controls and government intervention could impact the value of depositary receipts. While depositary receipts are denominated in U.S. dollars, the underlying foreign shares trade in a different currency. As a result, fluctuations in exchange rates between the U.S. dollar and the local currency of the foreign company could impact the value of the depositary receipts. A strengthening U.S. dollar may reduce the value of dividends or capital appreciation for depositary receipt holders. Depositary receipts are subject to both U.S. and foreign regulations. Changes in foreign securities laws, taxation policies, or reporting requirements could impact the ability of the depository bank to maintain depositary receipt listings. Additionally, some foreign jurisdictions may impose restrictions on capital flows or repatriation of earnings, which could affect shareholder rights and returns. Foreign companies may follow different accounting standards and disclosure practices than U.S. companies. Differences in financial reporting, corporate governance, and regulatory oversight could make it more difficult for investors to evaluate the financial health and risks associated with depositary receipt issuers.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FOREIGN SECURITIES RISK. Investments in foreign securities may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TAIWAN RISK. Investments in Taiwanese issuers involve risks that are specific to Taiwan, including legal, regulatory, political, currency and economic risks. Political and economic developments of Taiwan’s neighbors may have an adverse effect on Taiwan’s economy. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions, which may materially affect the Taiwanese economy and its securities market. Investments in securities of Taiwanese companies are subject to Taiwan’s heavy dependence on exports. Reductions in spending on Taiwanese products and services, labor shortages, institution of tariffs or other trade barriers, or a downturn in any of the economies of Taiwan’s key trading partners, including the United States, may have an adverse impact on the Taiwanese economy and the values of Taiwanese companies. In addition, Taiwan is in a seismically active region, making companies operating there vulnerable to earthquakes and other natural disasters.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/TSII and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/TSII.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX UNH Growth & Income ETF

Important Information About the Fund

The REX UNH Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of UnitedHealth Group Incorporated (NYSE: UNH) (the “Underlying ETF”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of UnitedHealth Group Incorporated (NYSE: UNH) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security). “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Healthcare Providers & Services industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

UnitedHealth Group Incorporated

UnitedHealth Group Incorporated is a diversified health and well-being company. The Underlying Security is listed on NYSE. UnitedHealth Group Incorporated is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by UnitedHealth Group Incorporated pursuant to the Exchange Act can be located by reference to the SEC file number 001-10864 through the SEC’s website at www.sec.gov. In addition, information regarding UnitedHealth Group Incorporated or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of UnitedHealth Group Incorporated. The Fund has derived all disclosures contained in this document regarding UnitedHealth Group Incorporated and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to UnitedHealth Group Incorporated and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding UnitedHealth Group Incorporated or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning UnitedHealth Group Incorporated or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH UNITEDHEALTH GROUP INCORPORATED OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

UNITEDHEALTH GROUP INCORPORATED INVESTING RISKS. As of the date of this prospectus, UnitedHealth Group Incorporated faces risks associated with companies in the Healthcare Providers & Services industry, as well as those related to: issuer-specific attributes that may cause an investment held by the Fund to be more volatile than the market generally; the failure to accurately estimate and manage covered medical costs, which could impact financial performance; challenges in maintaining the integrity and availability of data, crucial for operations and compliance; the need to develop and sustain satisfactory relationships with healthcare payers, physicians, and hospitals to ensure service delivery and competitiveness; risks associated with maintaining enrollment levels and competitive positioning in the market; exposure to routine legal actions and investigations that could affect reputation and financial stability; difficulties in managing strategic alliances and partnerships; potential impacts from public health crises; the ability to attract and retain key sales associates and personnel essential for business operations; navigating highly regulated business activities and compliance with changing regulations, particularly in pharmacy care services; participation in governmental healthcare programs that could face funding cuts, enrollment changes, or other adverse effects; and additional risks related to financing, litigation, taxes, insurance, data security, cyber security, and accounting issues. These factors contribute to the volatility and performance of UnitedHealth Group Incorporated relative to the market as a whole.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERYLING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

HEALTHCARE PROVIDERS & SERVICES INDUSTRY RISK. The Healthcare Providers & Services industry may be influenced by shifting economic conditions, changing patient demographics, and variations in demand for healthcare services. Profitability often hinges on reimbursement rates from government programs and private payors, alongside the effective management of operational costs. Changes in healthcare regulations and policies, particularly those concerning insurance coverage and reimbursement, can have a substantial impact on the industry. Companies within this industry are subject to extensive and frequently evolving government regulations, which may affect their scope of activities, the rates they can charge for services, and their compliance costs. Furthermore, the industry faces risks related to litigation, operational disruptions, and emerging technologies that may transform traditional service delivery models.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/UNHI and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/UNHI.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

REX WMT Growth & Income ETF

Important Information About the Fund

The REX WMT Growth & Income ETF (the “Fund”) utilizes a leveraged investment strategy that seeks to provide targeted daily leveraged investment results between 105% and 150% notional exposure to the common stock of Walmart Inc. (NYSE: WMT) (the “Underlying Security”) for a single day. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. Because the Fund seeks daily leveraged investment results, it is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be between 105% and 150% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher market volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking targeted daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying Security’s performance is flat, and it is possible that the Fund will lose money even if the Underlying Security’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day.

Investment Objectives

The Fund’s primary investment objective is to pay weekly distributions.

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Walmart Inc. (NYSE: WMT) (the “Underlying Security”).

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.99%
(1)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”). At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to the Underlying Security obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines the Underlying Security price behavior and chart patterns to determine an uptrend or downtrend). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of the Underlying Security over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of the Underlying Security. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to the Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly.

Options Contracts

The Fund will utilize options contracts on the Underlying Security in order to gain leveraged long exposure to the Underlying Security. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize the Underlying Security as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of the Underlying Security) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of the Underlying Security, which gives the Fund the right or obligation to receive or deliver shares of the Underlying Security on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of the Underlying Security is based on the price of the Underlying Security at the time the Fund enters into the options contract, the strike price of the options contract and the price of the Underlying Security at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of the Underlying Security.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Leveraged ETFs

To the extent available, the Fund may invest in shares of Leveraged ETFs. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivative strategies. Like other forms of leverage, Leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. These ETFs are complex, carry substantial risk, and generally are used to increase or decrease a Fund’s exposure to the underlying index or asset on a short-term basis. Most Leveraged ETFs reset daily and seek to achieve their objectives on a daily basis and holding these ETFs for longer than one day may produce unexpected results. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index, particularly when the benchmark index experiences large ups and downs. Ownership of an ETF results in a Fund bearing its proportionate share of the ETF’s fees and expenses and proportionate exposure to the risks associated with the ETF’s underlying investments.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to the Underlying Security for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., the Underlying Security). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., the Underlying Security), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund may generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to the Underlying Security. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of the Underlying Security’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of the Underlying Security at the time of purchase. Thus, if the Underlying Security’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. The Fund intends to continuously maintain exposure to the Underlying Security through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of the Underlying Security and the implied volatility of the Underlying Security. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund may also seek to the implement its covered call strategy through the use of swap agreements that would provide similar economic exposure to the options writing strategy described above.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to the Underlying Security or to implement its covered call strategy. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on the Underlying Security. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing the Underlying Security. “Total return” refers to the payment (or receipt) of the total return on the Underlying Security, which is then exchanged for the receipt (or payment) of a set rate.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

The Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of the Underlying Security’s share price and that the performance differences will depend on, among other things, the price of the Underlying Security, changes in the value of the Underlying Security options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

Through its investments in financial instruments linked to the Underlying Security, the Fund will have exposure to a large capitalization company.

The Fund will be concentrated in the industry or group of industries to which the Underlying Security is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which the Underlying Security is assigned). As of October 24, 2025, the Underlying Security is assigned to the Distribution & Retail industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of the Underlying Security over the same period. The Fund will lose money if the Underlying Security’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying Security’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if the Underlying Security decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

Walmart Inc.

Walmart Inc. an American multinational discount store operator and one of the largest corporations in the global retail industry. The Underlying Security is listed on NYSE. Walmart Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Walmart Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-16991 through the SEC’s website at www.sec.gov. In addition, information regarding Walmart Inc. or the Underlying Security may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to the Underlying Security or other securities of Walmart Inc. The Fund has derived all disclosures contained in this document regarding Walmart Inc. and the Underlying Security from the publicly available documents. None of the Fund, the Trust, the Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Walmart Inc. and the Underlying Security. None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Walmart Inc. or the Underlying Security is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Underlying Security (and therefore the price of the Underlying Security at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Walmart Inc. or the Underlying Security could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, or their respective affiliates makes any representation to you as to the performance of the Underlying Security.

THE FUND, TRUST AND ADVISER ARE NOT AFFILIATED WITH WALMART INC. OR THE UNDERLYING SECURITY.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

WALMART INC. INVESTING RISKS. As of the date of this prospectus, Walmart Inc. faces risks associated with companies in Distribution & Retail industry, as well as those related to: issuer-specific attributes that may cause an investment held by the Fund to be more volatile than the market generally; the ability to effectively manage inventory and supply chain operations, which could impact financial performance; challenges in maintaining competitive pricing and customer loyalty amidst intense competition; the need to develop and sustain satisfactory relationships with suppliers and logistics partners to ensure product availability and cost efficiency; risks associated with maintaining store and online sales growth in a rapidly evolving retail environment; exposure to routine legal actions and investigations that could affect reputation and financial stability; difficulties in managing strategic partnerships and expanding into new markets; potential impacts from economic downturns and shifts in consumer spending patterns; the ability to attract and retain key personnel essential for business operations; navigating highly regulated business activities and compliance with changing regulations, particularly in labor and environmental standards; reliance on technological infrastructure to support e-commerce and data analytics, with risks related to cyber security threats and data privacy; and additional risks related to financing, litigation, taxes, insurance, and accounting issues. These factors contribute to the volatility and performance of Walmart Inc. relative to the market as a whole.

UNDERLYING SECURITY RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by the Underlying Security could decline significantly.

UNDERLYING SECURITY RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the common stock of the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser makes for the Fund. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Fund’s primary investment objective is to pay weekly distributions, the Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Fund will concentrate in the securities of a particular industry or group of industries to which the Underlying Security is assigned. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

DISTRIBUTION & RETAIL INDUSTRY RISK. Companies in the Distribution & Retail Industry face significant risks impacting their financial and operational performance. Success is closely tied to economic conditions, interest rates, exchange rates, and supply chain dynamics. These companies rely heavily on disposable income and consumer spending, making them vulnerable to shifts in demographics, preferences, and social trends. Intense competition and cyclical business segments can adversely affect profitability, with seasonal and quarterly fluctuations common. Dependence on third-party suppliers and distribution systems introduces risks of delivery delays, price increases, and quality issues. Intellectual property protection is crucial, as infringement liabilities can arise. Labor costs and regulatory changes can impact financial outcomes, while maintaining customer data security is essential to avoid reputational damage and litigation. International operations expose companies to risks from economic and political instability, currency fluctuations, and trade disputes. Some companies engage in unrelated business lines, introducing additional risks that may affect overall performance. Despite potential success in core activities, these factors pose uncertainties for long-term success.

CORRELATION RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent the Fund from achieving its daily investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect the Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which the Fund invests, early and unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause the Fund to hold (or not to hold) the Underlying Security. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with daily changes in the price of the Underlying Security. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of the Fund and daily changes in the price of the Underlying Security and may hinder the Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent the Fund from achieving its investment strategy. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund will invest in various types of debt securities, which may be used for collateral for the Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire the Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and the Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Fund may utilize swap agreements to derive its exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DISTRIBUTION RISK. As part of the Fund’s investment objectives, the Fund seeks to provide current income. There is no assurance that the Fund will make a distribution at any given time. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a regular basis. While the Fund will normally pay its income as distributions, the Fund’s distributions may exceed the Fund’s income and gains for the Fund’s taxable year. The Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times the Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the Fund shareholder holds shares of the Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of the Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

HIGH PORTFOLIO TURNOVER RISK. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, the Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, the Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEVERAGE RISK. The Fund seeks to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to the Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund Share price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

NON-DIVERSIFICATION RISK. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Fund employs an investment strategy that includes the sale of call options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through the Fund’s use of leveraged instruments, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Security, especially due to the Fund’s leveraged investment strategy.

REBALANCING RISK. If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Underlying security that is significantly greater or significantly less than its targeted leverage exposure. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

SPECIAL TAX RISK. The Fund intends to qualify annually and to elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, the Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Fund intends to take the position that because the swap agreements held by the Fund reference securities that the income on the swap agreements are “other income” from the Fund’s business of investing in stocks and securities. In addition, the Fund intends to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of the Fund’s portfolio at the end of any quarter of a taxable year.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

UNDERLYING ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/WMTI and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: REX Advisers, LLC (the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Matthew Pelletier and Matthew Holcomb. Each has served as a portfolio manager since the Fund’s inception in 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.rexshares.com/WMTI.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, and the Fund’s distributor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About Each Fund’s Principal Investment Strategies

Overview

Each Fund is a series of the Trust and is regulated as an “investment company” under the 1940 Act. The Trust is organized as a Delaware statutory trust. Each Fund is treated as a separate fund with its own investment objectives and policies. Each Fund is actively managed and does not seek to track the performance of an index. Each of the policies described herein, including the investment objectives of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval upon 60 days’ written notice to shareholders. Certain fundamental policies of the Funds are set forth in the Funds’ Statement of Additional Information (the “SAI”). There can be no assurance that a Fund’s objectives will be achieved.

Each Fund’s investments are subject to certain requirements imposed by law and regulation, as well as such Fund’s investment strategy. These requirements are generally applied at the time a Fund invests its assets. If, subsequent to an investment by a Fund, this requirement is no longer met, such Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement.

Additional Information About Each Fund’s Principal Investment Strategies

Each Fund is an actively managed ETF that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to its applicable Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, each Fund may also invest in Leveraged ETFs.

At the end of each trading day, each Fund will attempt to rebalance its portfolio such that the notional exposure to the applicable Underlying Security obtained through the combination of these instruments will be between 105% and 150% of such Fund’s NAV. Each Fund will be managed to maintain between 105% and 150% notion exposure to the Underlying Security for a single day. A “single day” is measured from the time each Fund calculates its NAV to the time of such Fund’s next NAV calculation.

Each Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to the applicable Underlying Security such that the notional exposure to the Underlying Security will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements, direct holdings of the Underlying Security and/or Leveraged ETFs that provide leveraged exposure to the Underlying Security; (2) covered call writing (where the Underlying Security call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

In addition to maintaining between 105% and 150% notional exposure to the applicable Underlying Security for a single day, each Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of each Fund’s covered call strategy, the Fund may invest directly in shares of the Underlying Security or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to the Underlying Security and the sold Underlying Security call positions) will limit the Fund’s participation in gains in the price performance of the Underlying Security. There is no guarantee that a Fund will be successful in its attempt to provide leveraged exposure to the Underlying Security or pay weekly distributions.

In executing its principal investment strategies, each Fund will primarily seek to obtain its notional exposure to the applicable Underlying Security through options contracts on the Underlying Security, including standardized exchange-traded and FLEX Options. The Fund may also utilize total return swap agreements or purchase shares of the Underlying Security directly. All options in which a Fund invests are exchange-traded and are guaranteed for settlement by the OCC. Standardized exchange-traded options have standard terms, such as the type (call or put), the reference asset, the strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. Each Fund’s options positions may be structured as call or put options contracts. In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of the Underlying Security) at a specified price (the “strike price”). Each Fund may also utilize total return swap agreements.

Each Fund will also invest in the following instruments to serve as collateral in connection with such Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

Each Fund will employ its investment strategy as it relates to the Underlying Security regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods.

Each Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the applicable Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. For purposes of compliance with this investment policy, the applicable Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

Additional Risks of Investing in the Funds

There can be no assurance that a Fund will meet its stated objectives. Before you invest, you should consider the principal and other (non-principal) risks of investing in a Fund. Listed below, are descriptions of the issuer-specific risks for each Fund.

Underlying Security Risks

APPLE INC. INVESTING RISKS. As of the date of this prospectus, Apple Inc. faces risks associated with companies in the Technology Hardware & Equipment industry, as well as those relating to related to: global and economic conditions; market-disrupting events such as wars, natural disasters, and public health crises; intense global competition and rapidly evolving technology; managing frequent product and service launches and transitions; reliance on outsourced manufacturing and logistics services from partners, many of whom are based outside the United States; securing components in sufficient quantities on commercially reasonable terms; potential design and manufacturing flaws in products and services; write-downs in the value of the company’s inventory and other assets; dependence on access to third-party intellectual property and software developers; ability to acquire or produce digital content that attracts customers; ability to retain and recruit highly skilled employees, including key personnel; performance of carriers, wholesalers, retailers, and other resellers; failures and disruptions in information technology systems and networks; loss or unauthorized access to or disclosure of confidential information; investments in new business strategies that may disrupt current operations; evolving needs and costs associated with the company’s retail stores; and risks related to legal and regulatory compliance.

ADVANCED MICRO DEVICES, INC. INVESTING RISKS. As of the date of this prospectus, Advanced Micro Devices, Inc. faces risks associated with companies in the Semiconductors & Semiconductor Equipment industry, as well as those related to: global and economic conditions; market disrupting events, such as wars, natural disasters and public health issues; highly competitive global demand and rapidly changing technology; managing the frequent introductions and transitions of products and services; the outsourced manufacturing and logistical services provided by partners, many of which are located outside of the United States; the ability to obtain components in sufficient quantities on commercially reasonable terms for its products; potential design and manufacturing defects in its products and services; write-downs on the value of the company’s inventory and other assets; the reliance on access to third-party intellectual property and on third-party software developers; ability to obtain or create digital content that appeals to customers; the ability to retain and hire highly skilled employees, including key personnel; the performance of carriers, wholesalers, retailers and other resellers; information technology system failures and network disruptions; losses or unauthorized access to or releases of confidential information; investments in new business strategies may disrupt the current activities, changing needs and costs related to the company’s retail stores; and legal and regulatory compliance risks.

ALIBABA GROUP HOLDING LIMITED INVESTING RISKS. As of the date of this prospectus, Alibaba Group Holding Limited faces risks associated with companies in the Distribution & Retail industry, as well as risks associated the securities of Chinese issuers. In China, where the regulatory landscape is complex and subject to rapid changes, the Chinese government plays a significant role in the country’s economic and monetary policies, regulatory changes, and government interventions, which could impact Alibaba Group Holding Limited’s business operations and investor confidence. Tightening regulations on fintech services, e-commerce pricing, or data security could increase operational costs and compliance burdens; the Chinese government has increased its regulatory scrutiny of large technology companies, implementing antitrust measures, data security regulations, and stricter financial oversight; additional government intervention could impose operational restrictions, fines, or business restructuring requirements on Alibaba Group Holding Limited. China has implemented strict data security laws, such as the Personal Information Protection Law, which impose compliance requirements on companies handling large volumes of consumer data. If Alibaba Group Holding Limited fails to comply, it could face fines, restrictions, or operational setbacks. The U.S. government has previously imposed sanctions on Chinese technology companies and Alibaba Group Holding Limited could face similar scrutiny in the future. Sanctions or restrictions on Alibaba Group Holding Limited or its subsidiaries (e.g., Ant Group) could impact revenue, growth prospects, and investor confidence. BABA competes with other Chinese e-commerce giants and large international companies. Price competition, innovation, and customer preferences could impact Alibaba Group Holding Limited’s market share and profitability. Alibaba Group Holding Limited’s core e-commerce business is heavily reliant on Chinese consumer spending, which is influenced by macroeconomic conditions, disposable income levels, and regulatory policies. A slowdown in economic growth or reduced consumer confidence in China could impact Alibaba Group Holding Limited’s revenue. A weakening Chinese economy, high youth unemployment, or declining consumer confidence could reduce Alibaba Group Holding Limited’s sales and earnings growth. Alibaba Group Holding Limited’s revenue growth has been impacted by regulatory fines, changes in consumer behavior, and increased investments in new business ventures. Any significant revenue slowdown could negatively affect the stock price. Alibaba Group Holding Limited reports its financial results in Chinese yuan, but its shares trade as American Depositary Shares in U.S. dollars. Changes in exchange rates between the Chinese yuan and U.S. dollar may impact the value of Underlying Security, dividends, and reported earnings for U.S. investors.

ALPHABET INC. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Media & Entertainment industry, Alphabet Inc. faces risks related to reliance on advertising revenue and the effect that loss of partners or new and existing technologies that block advertisements online may have on its business; intense competition for its products and services across different industries; investments in new businesses, products, services and technologies that may divert management attention or harm its financial condition or operating results; slowdowns in its revenue growth rate; the ability to protect its intellectual property rights; the ability to maintain or enhance its brands and its impact on the ability to expand its user base, advertisers, customers, content providers and other partners; manufacturing and supply chain issues; interruptions to, or interferences with, its complex technology and communication systems; its international operations; fluctuations in the fair values of its investments and in some instances, the subjective nature of some of the valuation methodologies used in its financial statements; failure to evolve with the advancement of technology and user preferences; data privacy and security concerns; problematic content posted on its platforms by users; increased restriction or charges related to each user’s ability to access the content provided by the company; as well as regulatory, legal and litigation issues.

AMAZON.COM, INC. INVESTING RISKS. As of the date of this prospectus, Amazon.com, Inc. faces risks associated with companies in the Broadline Retail industry, as well as those related to the: fierce competition across various sectors, including physical retail, e-commerce omnichannel retail, e-commerce services, web and infrastructure computing services, electronic devices, digital content, advertising, grocery, and transportation and logistics services; expansion into new products, services, technologies, and geographic areas; international operations; fluctuations in demand for its products and services; fraudulent and illegal activities by sellers; intellectual property rights; foreign exchange risks; growth of global operations and significant variations in operating results and growth rates; effective optimization and operation of its fulfillment network and data centers; data loss or security breaches; system interruptions and lack of redundancy; retaining key senior management and the ability to hire and retain highly skilled and other essential personnel; maintaining strong supplier relationships, including with content and technology licensors; commercial agreements and business relationships that increase liability exposure; success of acquisitions, joint ventures, or other investments; significant inventory disruptions due to seasonality, obsolescence, defective merchandise, changing consumer spending and interests, and other factors; constantly changing regulations and compliance related to various payment methods; its rapidly evolving and expanding business model; and legal, regulatory, tax liabilities, and litigation issues.

ASML HOLDING N.V. INVESTING RISKS. As of the date of this prospectus, ASML Holding N.V. faces risks associated with companies in the Semiconductors & Semiconductor Equipment industry, as well as those related to; rapid technological innovation and changing market dynamics; advanced extreme ultraviolet (EUV) and deep ultraviolet (DUV) lithography equipment subject to export controls by the Dutch government, the European Union, and the United States; sales restrictions to certain regions, especially China; ongoing trade disputes between the U.S. and China, leading to increased regulatory scrutiny and export controls that could limit ASML Holding N.V.’s ability to sell high-end lithography machines to Chinese customers; potential escalations in trade restrictions or sanctions reducing market access and growth potential; ASML Holding N.V.’s intricate global supply chain, including suppliers of highly specialized components like optics, lasers, and precision machinery; delays in acquiring critical components, labor shortages, or disruptions due to natural disasters, pandemics, or geopolitical events; ASML Holding N.V.’s reliance on sourcing key components, such as high-performance mirrors and lenses, from a limited number of suppliers; and fluctuations in international currency rates.

BROADCOM INC. INVESTING RISKS. As of the date of this prospectus, Broadcom Inc. faces risks associated with companies in the Semiconductors & Semiconductor Equipment industry, as well as those related to; the Broadcom Inc. revenue that comes from a few major customers, including large smartphone manufacturers, cloud service providers and networking companies; the loss of a key customer or reduced orders ; the complex global supply chain for semiconductor fabrication, components, and raw materials; disruptions due to geopolitical tensions, natural disasters or trade restrictions; Broadcom Inc. outsourcing to a substantial portion of its semiconductor manufacturing to third-party foundries; capacity constraints, pricing changes, or disruptions at these foundries; the highly regulated industry in which Broadcom Inc. operates and its exposure to geopolitical risks that could affect its business; Broadcom Inc.’s ability to sell semiconductor products internationally, particularly in China, which, is subject to trade policies, export controls, and government-imposed restrictions; U.S. sanctions or export limitations on chip technology; trade tensions between the U.S. and China impacting its business operations, supply chain, and customer relationships; any escalation of trade conflicts, tariffs, or restrictions on semiconductor exports; Broadcom Inc.’s prior antitrust investigations and regulatory scrutiny regarding its business practices; changes in antitrust laws, new regulatory enforcement, or limitations on acquisitions; Broadcom Inc. significant debt to finance acquisitions; increased leverage leading to higher interest expenses, reduced financial flexibility, and potential credit rating downgrades; international markets, including Asia, Europe, and Latin America, where sales may be denominated in currencies such as the euro, Japanese yen, British pound and Chinese yuan, while a large share of Broadcom Inc.’s manufacturing, operating expenses, and supply chain costs are denominated in other currencies, creating an exposure to currency fluctuations that could affect profit margins; and the value of the U.S. dollar as compared to other currencies.

BOOKING HOLDINGS INC. INVESTING RISKS. As of the date of this prospectus, Booking Holdings Inc. faces risks associated with companies in the Transportation Services industry, as well as those related to: strong competition from other companies operating in the travel industry; Competition, which can lead to reduced market share, pressure on pricing, and higher marketing expenses; economic downturns, recessions, or reductions in travel; regulatory changes such as data privacy laws, travel restrictions and taxation policies which can be costly and international travel regulations that can be complex; technological advancements across the industry requiring significant investment in technology and innovation, and failure to keep up with industry practices resulting in the loss of competitive advantage; Geopolitical developments such as political instability and; pandemic and other health impacting travel and, as a result profits; and fluctuations in currency.

BERKSHIRE HATHWAY INC. INVESTING RISKS. As of the date of this prospectus, Berkshire Hathway Inc. faces risks associated with companies in the Financial Services industry, as well as those related to; the Underlying Security’s vast portfolio of businesses across multiple industries, making it challenging to efficiently manage, allocate capital, and respond swiftly to industry-specific disruptions - while diversification can mitigate risks, downturns in multiple industries simultaneously, such as insurance losses from natural disasters, declines in consumer spending affecting retail and manufacturing, or regulatory changes impacting the Financial Services Industry, could lead to broad-based losses; the Underlying Security’s core exposure to insurance subsidiaries, exposing it to underwriting losses from catastrophic events (e.g., hurricanes, earthquakes, pandemics) that could lead to significant claims payouts, reducing profitability; the Underlying Security’s association with Warren Buffett’s leadership and investment philosophy - although a succession plan is in place, the transition to new leadership could impact investor confidence and long-term strategic decision-making; the overall operating autonomy of the Underlying Security’s subsidiary, which increases the risk of inefficient capital allocation, governance challenges, and potential mismanagement at the subsidiary level; the cyclical nature of many of the Underlying Security’s businesses, including rail transportation, manufacturing, and retail; a slowdown in economic activity reducing revenue across multiple segments; and declining consumer spending, supply chain disruptions, or global trade uncertainties.

CANTOR EQUITY PARTNERS II, INC. INVESTING RISK. As of the date of this prospectus, Cantor Equity Partners II, Inc. faces risks associated with companies in the Financial Services industry, as well as those related to: issuer-specific attributes related to Cantor Equity Partners II, Inc.’s operation as a special purpose acquisition company, as described in further detail in the SPAC Risk disclosure below; exposure to market fluctuations and economic downturns that could impact portfolio performance and investor returns; challenges in maintaining competitive investment strategies and attracting capital amidst intense competition; the need to develop and sustain satisfactory relationships with portfolio companies and strategic partners to ensure investment success; risks associated with managing diverse investment portfolios in a rapidly changing financial environment; exposure to routine legal actions and regulatory scrutiny that could affect reputation and financial stability; difficulties in managing strategic partnerships and expanding into new markets; potential impacts from shifts in investor sentiment and global economic conditions; the ability to attract and retain key personnel essential for business operations; navigating highly regulated business activities and compliance with changing financial regulations; reliance on technological infrastructure to support investment analysis and operations, with risks related to cyber security threats and data privacy; and additional risks related to financing, litigation, taxes, insurance, and accounting issues. These factors contribute to the volatility and performance of the Underlying Security relative to the market as a whole.

CROWDSTRIKE HOLDINGS, INC. INVESTING RISKS. As of the date of this prospectus, CrowdStrike Holdings, Inc. faces risks associated with companies in Software & Services industry, as well as those related to; competition from established cyber security firms - increased competition could lead to pricing pressure, market share losses and customer churn; a rapidly evolving cyber security industry, with new threats, artificial intelligence (“AI”) driven security advancements, and emerging attack vectors; the failure to innovate or adapt to evolving threats, which could weaken CrowdStrike Holdings, Inc.’s competitive position; CrowdStrike Holdings, Inc.’s heavy reliance on recurring subscription-based revenue; slower-than-expected customer acquisition or increased subscription cancellations, which could impact revenue growth and profitability; cyberattacks, data breaches and hacking attempts - a significant security incident could damage customer trust, lead to regulatory scrutiny, and negatively impact its reputation. CrowdStrike Holdings, Inc.’s platform operates on cloud-based infrastructure, which relies on third-party providers; disruptions, outages, or security breaches at cloud service providers which could impact CrowdStrike Holdings, Inc.’s ability to deliver its services; revenue from large enterprise and government contracts, which can be subject to long sales cycles, budget cuts, and renewal uncertainties; the demand for skilled cyber security professionals; talent shortages, employee attrition, or failure to attract cyber security experts; costs of compliance with global data privacy and cyber security laws, including General Data Protection Regulation (“GDPR”), California Consumer Privacy Act (“CCPA”), and evolving U.S. federal regulations; global risks with respect to trade restrictions, data localization laws, and geopolitical tensions. Changes in international cyber security regulations could limit market access or increase compliance costs.

COREWEAVE, INC. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Software & Services industry, CoreWeave, Inc. faces risks related to: supply or manufacturing delays; increased material or labor costs or shortages; reduced demand for its products, product liability claims; he ability to attract, hire and retain key employees or qualified personnel; environmental risk; terrorism risk; and risk of natural disasters. Additionally, the trading price of CoreWeave, Inc. common stock has historically been, and may to continue to be volatile. A large proportion of CoreWeave, Inc.’s common stock has been historically, and may in the future be, traded by short sellers which may put pressure on the supply and demand for its common stock, further influencing volatility in its market price. CoreWeave, Inc. is a highly dynamic company, and its operations, including its products and services, may change.

DRAFTKINGS INC. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Consumer Services industry, DraftKings Inc. faces risks related to: the highly regulated industry in which it operates, with varying legal frameworks across U.S. states and international markets; changes in gambling laws, potential restrictions, or new compliance requirements limiting market expansion or increasing operational costs; potential federal regulations or bans on certain betting; licensing to operate in different jurisdictions; regulatory issues or failure to maintain compliance with gaming laws resulting in fines, license revocations, or operational disruptions; DraftKings Inc.’s fully digital business model, making it dependent on app functionality, server reliability and payment processing systems; any outages, technical failures, or cyber security breaches resulting in lost revenue and reputational damage; hacking, data breaches, account takeovers, and fraud which could compromise customer data and lead to legal liabilities; competition from other online and retail sportsbooks which could lead to higher marketing expenses, customer acquisition costs, and pressure on margins; increased competition leading to slower user growth and increased costs to retain customers; the cost of promotional offers and free bets; dependance on consumer discretionary spending on entertainment and betting - economic downturns, rising inflation, job losses, or reduced disposable income could lead to lower betting activity and user engagement; expanding into international markets related challenges with respect to gambling laws, taxation, and regulatory hurdles. Changes in international gaming policies could impact revenue growth potential.

ELI LILLY AND COMPANY INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Pharmaceuticals industry, Eli Lilly and Company faces risks related to: the expensive and unpredictable nature of research and development for its products; the need to uphold intellectual property rights; fierce competition from global pharmaceutical and biotechnology companies, as well as more affordable generic and biosimilar manufacturers; growing government-imposed price controls and other restrictions from public and private sectors on drug pricing, reimbursement, and access; potential concerns regarding the safety or effectiveness of products; a narrow range of product offerings and reliance on a consolidated supply chain; risks of cyber security breaches or non-compliance with data protection laws; challenges in manufacturing, quality control, or supply chain that lead to product shortages; dependence on third-party partnerships and outsourcing; the integration of artificial intelligence and other new technologies; the complexities of international business operations; and the impact of government regulations and legal actions. Additionally, Eli Lilly and Company is involved in litigation and investigations concerning its products, pricing strategies, commercialization practices, and other business operations, which could negatively impact its business. The company is self-insured for these matters. Additionally, LLY must navigate complex and evolving tax laws, which may lead to additional liabilities and influence its operational results. Issues with regulatory compliance could also be detrimental to LLY.

GAMESTOP CORP. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Specialty Retail industry, as described in greater detail below, GameStop Corp. faces risks related to: significant volatility due to factors such as shifts in consumer behavior, e-commerce competition, evolving business strategy, and heightened media and retail investor attention - these risks may materially affect the company’s financial performance and, in turn, the value of the Fund; a fundamental business transformation amid a highly dynamic retail environment; structural challenges including declining physical video game sales, increasing digital distribution, and a shift in consumer behavior away from brick-and-mortar retail; strategic changes, including leadership turnover, changes in capital allocation, operational restructuring, and efforts to pivot toward digital commerce and broader technology initiatives - these initiatives involve considerable execution risk, and there is no assurance that GameStop Corp.’s strategy will yield sustainable profitability or long-term shareholder value; and financial results which may be adversely impacted by high operating leverage, elevated capital expenditure requirements, inventory risk, and potential supply chain disruptions.

IONQ, INC. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Technology Hardware & Equipment industry, IONQ, Inc. faces risks related to: Its status as an early-stage business with a limited operating history, a history of operating losses, and an expectation of significant expenses going forward. Challenges relating to scaling the business, managing growth and effectiveness in executing its strategies; IONQ, Inc.’s development of scalable quantum computing systems; uncertainty with respect to whether IONQ, Inc.’s technology will achieve broad market adoption, particularly given the technical and economic challenges in quantum computing; IONQ’s reliance on key employees and its ability to retain talent with specialized knowledge is critical to its operations; IONQ, Inc.’s reliance on ongoing business with a limited customer pool; IONQ, Inc.’s dependence on proprietary ion trap technology and specific isotopic materials, which may result in supply chain risks; competitive advantage with respect to intellectual property risks, compromise of trade secrets, inability to maintain patent protections, or litigation claims; the effects International expansion, government contracts, and regulatory changes, including tariffs and trade restrictions; and operational disruptions, cyber security threats, and adverse global economic conditions could further impact IONQ, Inc.’s growth and profitability.

ISHARES BITCOIN TRUST ETF INVESTING RISKS. The Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying Security. The Underlying Security is an exchange-traded product that seeks to match generally the performance of the price of Bitcoin, before payment of fees and expenses, the Underlying Security is registered under the 1933 Act, and therefore carry the same protections as 1940 Act registered products. For example, IBIT is not managed by a board of directors that consists of a majority of persons that are not “interested persons” and it is not subject to certain prohibitions on transactions with affiliates. Shares of IBIT are not traded at NAV, but may trade at values above or below the value of its underlying portfolio. The Underlying Security is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk, Market Maker Risk, Market Risk, Interest Rate Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in the Underlying Security also include the risks associated with the underlying investments held by the Underlying Security. The value of shares of the Underlying Security may deviate from the price of Bitcoin. The Underlying Security has a short trading history and may be subject to volatility risk given it seeks to match the performance of Bitcoin. Additionally, the Underlying Security faces the risks discussed in "Bitcoin Risk" set forth below, as well as risks “Blockchain Risk” and Crypto Asset Market & Volatility Risk.” Brokerage, tax and other expenses may negatively impact the performance of the Underlying Security, and therefore the value of the Fund’s shares. As such, the Fund may be subject to certain risk as a result of its exposure to the Underlying Security through its usage of FLEX Options.

JPMORGAN CHASE & CO. INVESTING RISKS. As of the date of this prospectus, JPMorgan Chase & Co. faces risks associated with companies in the Banks industry, as well as those relating to related to: its operations in investment banking, trading, and wealth management, all of which are sensitive to market conditions; downturns in equity or bond markets, reduced trading activity, or declining investment banking fees; a decline in financial markets, investor withdrawals, or poor investment performance resulting in a reduction in fee income; as a systematically important financial institution (“SIFI”), rigorous regulatory oversight from the Federal Reserve, SEC, Office of the Comptroller of the Currency, and other agencies; stricter capital requirements, stress test failures, or regulatory actions limiting profitability and business flexibility; legal risks from lawsuits, regulatory fines, and compliance investigations related to lending practices, trading activities, anti-money laundering compliance, and other financial regulations; legal settlements or adverse rulings, which could result in significant financial penalties and reputational damage; a U.S. or global recession, rising unemployment, or declining consumer spending resulting in decreased demand for banking services and increased loan losses; its international operations, which make it vulnerable to geopolitical risks, including trade disputes, sanctions, regulatory changes, and global financial instability; political tensions or disruptions in key markets; as a major financial institution handling vast amounts of sensitive data, cyberattacks, data breaches and fraud - a significant cyber security incident could disrupt operations, lead to regulatory scrutiny, and harm customer trust.

MARA HOLDINGS, INC. INVESTING RISKS. As of the date of this prospectus, MARA Holdings, Inc. faces risks associated with companies in the Software & Services industry, as well as those related to; cryptocurrency price volatility, as its operations are heavily dependent on the price of cryptocurrencies, which are highly volatile and can significantly impact MARA Holdings, Inc.’s revenue and profitability; competition from other cryptocurrency mining companies, which may lead to pricing pressures, customer turnover, and the need for costly technological advancements; risks related to rising energy costs and potential disruptions in energy supply; the efficiency and reliability of MARA Holdings, Inc.’s mining equipment, with technical failures or the need for frequent upgrades posing significant operational risks; environmental impact, including any increased scrutiny or regulatory measures aimed at reducing carbon footprints with respect to MARA Holdings, Inc.’s operations; evolving regulations, and changes in financial regulations in cryptocurrency, which could increase compliance costs, limit business practices, or lead to operational restrictions; exposure to hacking attempts, account breaches, and identity theft risks, including any regulatory consequences; and MARA Holdings, Inc.’s reliance on third-party service providers for mining operations, including potential service disruptions or failures. Additionally, MARA Holdings, Inc.’s revenue is influenced by the demand for cryptocurrencies, and a decline in speculative trading activity could reduce revenue.

META PLATFORMS, INC. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Media & Entertainment industry, Meta Platforms, Inc. faces risks related to: risks associated with its product offerings, such as the ability to attract or retain users and increase advertising spending, including challenges related to the success of artificial intelligence (AI) initiatives despite significant investments in AI; business operations and financial outcomes, including the capacity to compete effectively in the highly competitive information Media & Entertainment industry, government regulation and enforcement, including potential restrictions on access to Meta Platforms, Inc.’s products, particularly concerning AI; the ability to collect and utilize consumer data, including the impact of phasing out third-party cookies, which have historically been used to measure ad success and will affect monetization; data, security, and intellectual property concerns, including incidents of security breaches or unauthorized access to consumer data; and the dual-class structure of the company’s common stock, which limits shareholders’ ability to influence corporate decisions.

MICROSOFT CORP. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Software & Services industry, Microsoft Corp. faces risks related to: damage or harm to its reputation, brand, or business operations; unfavorable market conditions, including those arising from catastrophic events or geopolitical situations; exposure to global business risks; the ability to attract and retain skilled employees; competition in the Software & Services industry and among platform-based ecosystems, particularly with an increasing emphasis on cloud-based services; the evolution of its business, including the development of new products and activities related to acquisitions, joint ventures, and strategic alliances; significant investments in products and services that may not meet expected outcomes; potential impairment of goodwill or amortized intangible assets that could necessitate substantial adjustments to reported earnings; the development of the Internet of Things (“IoT”) and artificial intelligence (“AI”) that may lead to reputational or competitive challenges; cyber security, data privacy, and platform misuse issues; operational challenges, including excessive outages, data losses, or disruptions of online services; quality or supply chain issues; and legal, intellectual property, regulatory, and litigation risks, including those associated with the development of IoT and AI.

NETFLIX, INC. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Media & Entertainment industry, Netflix, Inc. faces risks related to: competition from both traditional media companies and digital streaming services. Increased competition, which could result in subscriber churn, pricing pressures, and higher costs for acquiring content; maintain subscriber growth as Netflix, Inc. achieves higher market penetration, especially in North America and Europe; Expansion into emerging markets, including factors such as lower consumer purchasing power and infrastructure limitations; a business model that depends on ongoing investment in original programming and licensed content; rising production costs, increased licensing fees, or the underperformance of new content; Netflix, Inc.’s ability to consistently create and distribute engaging content that attracts and retains subscribers; any decline in content quality or user engagement leading to higher cancellation rates; licensing agreements for third-party content; the loss or renegotiation of key licensing deals; the reliability of internet service providers, cloud computing infrastructure, and its proprietary recommendation algorithm; and any technical failures, outages, or cyberattacks that may disrupt service and affect user retention.

NUSCALE POWER CORPORATION INVESTING RISKS. As of the date of this prospectus, NuScale Power Corporation faces risks associated with companies in Specialty Industrial Machinery industry, as well as those related to: the company’s operations, including the need to secure additional capital to advance its small modular reactor technology; substantial research and development expenditures and reliance on regulatory approvals, making NuScale Power Corporation vulnerable to economic downturns, market volatility, and delays in achieving key milestones, such as the commercialization of its small modular reactor system (the NuScale Power Module is the first and only small modular reactor approved by the U.S. Nuclear Regulatory Commission, but it is not yet available on the market); failure to scale operations or successfully navigate the regulatory landscape, potentially impeding growth and profitability; material weaknesses in financial reporting controls and risks associated with the capital-intensive nature of nuclear technology development; the nuclear energy industry’s competitive and evolving nature, with barriers such as stringent regulatory requirements and dependence on specialized suppliers and government policies; NuScale Power Corporation’s ability to protect its intellectual property, comply with safety and environmental regulations, and manage supply chain disruptions; additional risks, including international sales challenges, exposure to geopolitical tensions, and susceptibility to litigation, cyber security threats, and safety-related liabilities.

PALANTIR TECHNOLOGIES INC. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Software & Services industry, Palantir Technologies Inc. faces risks related to: Palantir Technologies Inc.’s revenue from government contracts, which are susceptible to termination, non-renewal, or funding reductions due to budgetary constraints or political decisions; shifts in government priorities or the loss of key contracts, which could negatively impact its business operations. The highly competitive and rapidly evolving industry in which Palantir Technologies Inc. operates, including competition from established technology firms and emerging startups offering innovative solutions; failure to maintain competitive advantage, which could lead to diminished market share and profitability; The company’s operations, especially its engagements with government and defense agencies, subject it to regulatory scrutiny and geopolitical risks; changes in data privacy laws, export controls, or international relations affecting its ability to conduct business effectively; delivery of secure, reliable, and advanced software solutions; cyber security vulnerabilities, system outages, or technological obsolescence resulting in damage to its reputation and client trust, resulting in financial losses; and the limited number of clients from which Palantir Technologies Inc. derives a substantial portion of its revenue, creating risk that makes the company vulnerable to shifts in spending patterns or contract renewals from a small group of customers.

SERVICENOW, INC. INVESTING RISKS. As of the date of this prospectus, ServiceNow, Inc. faces risks associated with companies in the Software & Services industry, as well as those relating to: intense competition from both established enterprise software providers and emerging technology companies; increased competition leading to pricing pressures, reduced market share, and higher customer acquisition costs; sustainable growth into new markets, which may become more challenging, particularly in regions with high market saturation; expansion into new geographic areas and industries and obstacles such as regulatory compliance, cultural differences, and varying levels of technological infrastructure; ServiceNow, Inc.’s business model, which relies on continuous innovation and development of its cloud-based platform and services; rising research and development costs, or the failure of new products to meet market expectations; the company’s ability to deliver reliable and scalable solutions that meet customer needs; any decline in service quality or customer satisfaction, which lead to increased churn rates; reliance on strategic partnerships and third-party integrations to enhance its platform capabilities; the loss or renegotiation of key partnerships, which could weaken its competitive position; the reliability of ServiceNow, Inc.’s cloud infrastructure providers and its ability to protect sensitive customer data; any technical failures, data breaches, or cyberattacks that could disrupt service delivery and damage customer trust; complex legal and regulatory environments, including data privacy laws and intellectual property rights, which could pose compliance challenges and increase operational costs.

REALTY INCOME CORPORATION INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Equity Real Estate Investment Trusts industry, Realty Income Corporation faces risks related to: fluctuations in the real estate market, including changes in property values, occupancy rates, and rental income; economic downturns or adverse market conditions, which could negatively impact the demand for commercial properties and the financial stability of tenants, leading to increased vacancy rates and reduced rental income; a strategic growth strategy that involves acquiring additional properties, which may be subject to risks such as overvaluation, integration challenges, and increased competition for desirable assets; reliance on a diverse tenant base exposes it to credit risk, as tenant defaults or bankruptcies, which could affect cash flow and profitability; operations that are subject to interest rate fluctuations, which can impact borrowing costs and the valuation of real estate assets; regulatory changes, including zoning laws, environmental regulations, and tax policies, which could affect property operations and development opportunities; Realty Income Corporation’s dependence on effective property management and maintaining strong tenant relationships; any declines in property maintenance or tenant satisfaction leading to higher turnover rates and increased operational costs; risks associated with geographic concentration, as economic or natural events in specific regions could disproportionately affect its portfolio; Realty Income Corporation’s ability to access capital markets for financing growth and managing debt obligations; and any disruptions in capital availability or unfavorable financing terms that could constrain expansion efforts and impact financial stability.

REGITTI COMPUTING, INC. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Technology Hardware & Equipment industry, Rigetti Computing, Inc. faces risks related to: financial and operational risks, including the necessity to secure additional capital by mid-2025 to continue its research and development initiatives. With a track record of operating losses, limited revenue, and dependence on public sector contracts, the company is susceptible to economic downturns, market volatility, and delays in reaching critical milestones, such as the commercialization of its quantum systems. Inability to scale operations or effectively integrate new technologies could further hinder growth and profitability. Material weaknesses in financial reporting controls and risks associated with complex financial instruments may raise concerns for investors. The competitive and rapidly evolving nature of the quantum computing industry presents challenges, including the need for technological breakthroughs and reliance on cloud providers, third-party suppliers, and government contracts. The company’s ability to safeguard its intellectual property, comply with stringent regulatory requirements, and manage supply chain disruptions is crucial. Additional risks involve challenges in international sales, exposure to environmental and safety regulations, and vulnerability to litigation, cyber security threats, and product liability claims. These factors, coupled with the early stage of the quantum computing industry, create significant uncertainties for the company’s long-term success.

ROBINHOOD MARKETS, INC. INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Financial Services industry, Robinhood Markets, Inc. faces risks related to: competition with traditional brokerages and fintech rivals, which may lead to pricing pressures, customer turnover and the need for costly product innovation; options and crypto trading, which are highly volatile; changes in trading behavior, regulatory actions or customer attrition; margin lending and interest on customer cash balances; interest rates; trading outages and technical failures experienced by Robinhood Markets, Inc., particularly during periods of high market volatility – these have resulted in customer complaints, regulatory fines, and lawsuits, posing a significant operational risk; exposure to hacking attempts, account breaches, and identity theft risks - a significant security incident could harm user trust and lead to regulatory consequences; trading through third-party market makers; Robinhood Markets, Inc.’s operation in the highly regulated brokerage and Financial Services industry, subject to oversight from the SEC, FINRA, and other regulatory bodies; changes in financial regulations, which could increase compliance costs, limit business practices, or lead to operational restrictions; the multiple class-action lawsuits, regulatory fines, and customer complaints Robinhood Markets, Inc. has faced; revenue generated from payment for order flow, which has been criticized by regulators, a potential ban or restriction on which could impact Robinhood Markets, Inc.’s business model and revenue stream; Robinhood Markets, Inc.’s customer base, which is primarily retail investors who may trade less frequently during economic downturns or bearish markets; and a decline in speculative trading activity could reduce revenue.

SUPER MICRO COMPUTER, INC. INVESTING RISKS. As of the date of this prospectus, Super Micro Computer, Inc. faces risks associated with companies in the Technology Hardware & Equipment industry, as well as those related to: financial and operational needs, such as the need to continually invest in research and development to maintain its competitive edge in the Technology Hardware & Equipment industry; navigating market fluctuations and a diverse customer base, including enterprise and public sector clients, making it vulnerable to economic downturns and shifts in industry demand; delays in achieving key milestones, such as the introduction of new products or technologies; challenges in scaling operations or integrating emerging technologies; addressing material weaknesses in financial reporting controls and managing risks associated with complex supply chain logistics; reliance on third-party suppliers and partners; Super Micro Computer, Inc.’s ability to protect its intellectual property, comply with regulatory requirements, and mitigate supply chain disruptions; international sales challenges, exposure to environmental and safety regulations, and susceptibility to litigation, cyber security threats, and product liability claims. These factors, alongside the dynamic nature of the technology industry, pose significant uncertainties for the company’s long-term success. Additionally, Super Micro Computer, Inc. has previously failed to timely file its required SEC reports, including its Form 10-K for the fiscal year ended June 30, 2024. In August 2024, a class action was filed against the company on behalf of certain of its shareholders relating to the company’s financials, and in October 2024, its auditor, Ernest & Young, resigned due to concerns about the company’s financial reporting and transparency. The company has also faced threats of delisting from Nasdaq due to noncompliance with exchange listing requirements.

SNOWFLAKE INC. INVESTING RISKS. As of the date of this prospectus, Snowflake Inc. faces risks associated with companies in the Software & Services industry, as well as those related to: he company’s operations, including the need to secure additional capital to expand its cloud-based data platform; substantial research and development expenditures and reliance on customer adoption, making Snowflake Inc. vulnerable to economic downturns, market volatility, and delays in achieving key milestones such as scaling its platform and expanding its customer base; failure to scale operations or successfully integrate new technologies, potentially impeding growth and profitability; material weaknesses in financial reporting controls and risks associated with the competitive nature of the cloud computing industry; the technology Software & Services industry’s rapidly evolving landscape, with barriers such as technological advancements and dependence on third-party cloud providers and data security regulations; Snowflake Inc.’s ability to protect its intellectual property, comply with data privacy laws, and manage cyber security threats; additional risks, including international sales challenges, exposure to regulatory changes, and susceptibility to litigation, data breaches, and intellectual property disputes.

TEMPUS AI, INC. INVESTING RISKS. As of the date of this prospectus, Tempus AI, Inc. faces risks associated with companies in Healthcare Equipment & Services industry, as well as those related to: the company’s operations, including the need to secure additional capital to expand its AI-driven healthcare solutions; substantial research and development expenditures and reliance on healthcare provider adoption, making Tempus AI, Inc vulnerable to economic downturns, market volatility, and delays in achieving key milestones such as scaling its platform and expanding its client base; failure to scale operations or successfully integrate new technologies, potentially impeding growth and profitability; material weaknesses in financial reporting controls and risks associated with the competitive nature of the AI and healthcare technology industries; the rapidly evolving landscape of AI and healthcare, with barriers such as technological advancements and dependence on data privacy regulations and healthcare compliance; Tempus AI, Inc’s ability to protect its intellectual property, comply with data privacy laws, and manage cyber security threats; additional risks, including international sales challenges, exposure to regulatory changes, and susceptibility to litigation, data breaches, and intellectual property disputes.

TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED INVESTING RISKS. As of the date of this prospectus, in addition to the risks associated with companies in the Semiconductors & Semiconductor Equipment industry, Taiwan Semiconductor Manufacturing Company Limited faces risks related to: the company’s operations, including the need to maintain its leadership in producing cutting-edge chips amidst rapid technological innovation and shifting market dynamics; substantial investments in expanding and upgrading fabrication plants, making Taiwan Semiconductor Manufacturing Company Limited vulnerable to economic downturns, market volatility, and delays in achieving key milestones such as technological advancements and production efficiency; failure to scale operations or successfully manage production bottlenecks and yield issues, potentially impeding growth and profitability; material weaknesses in financial reporting controls and risks associated with the competitive nature of the semiconductor industry; the rapidly evolving landscape of semiconductor technology, with barriers such as reliance on critical suppliers for extreme ultraviolet lithography equipment and various materials, and exposure to export restrictions or supplier disruptions; Taiwan Semiconductor Manufacturing Company Limited’s ability to protect its intellectual property, manage supply chain risks, and address cyclical demand fluctuations; additional risks, including reliance on a few key customers, exposure to currency exchange rate fluctuations, and susceptibility to economic downturns, inflationary pressures, and reduced consumer spending in key markets such as consumer electronics, automotive, and data centers.

UNITEDHEALTH GROUP INCORPORATED INVESTING RISKS. As of the date of this prospectus, UnitedHealth Group Incorporated faces risks associated with companies in the Healthcare Providers & Services industry, as well as those related to: issuer-specific attributes that may cause an investment held by the Fund to be more volatile than the market generally; the failure to accurately estimate and manage covered medical costs, which could impact financial performance; challenges in maintaining the integrity and availability of data, crucial for operations and compliance; the need to develop and sustain satisfactory relationships with healthcare payers, physicians, and hospitals to ensure service delivery and competitiveness; risks associated with maintaining enrollment levels and competitive positioning in the market; exposure to routine legal actions and investigations that could affect reputation and financial stability; difficulties in managing strategic alliances and partnerships; potential impacts from public health crises; the ability to attract and retain key sales associates and personnel essential for business operations; navigating highly regulated business activities and compliance with changing regulations, particularly in pharmacy care services; participation in governmental healthcare programs that could face funding cuts, enrollment changes, or other adverse effects; and additional risks related to financing, litigation, taxes, insurance, data security, cyber security, and accounting issues. These factors contribute to the volatility and performance of UnitedHealth Group Incorporated relative to the market as a whole.

WALMART INC. INVESTING RISKS. As of the date of this prospectus, Walmart Inc. faces risks associated with companies in Distribution & Retail industry, as well as those related to: issuer-specific attributes that may cause an investment held by the Fund to be more volatile than the market generally; the ability to effectively manage inventory and supply chain operations, which could impact financial performance; challenges in maintaining competitive pricing and customer loyalty amidst intense competition; the need to develop and sustain satisfactory relationships with suppliers and logistics partners to ensure product availability and cost efficiency; risks associated with maintaining store and online sales growth in a rapidly evolving retail environment; exposure to routine legal actions and investigations that could affect reputation and financial stability; difficulties in managing strategic partnerships and expanding into new markets; potential impacts from economic downturns and shifts in consumer spending patterns; the ability to attract and retain key personnel essential for business operations; navigating highly regulated business activities and compliance with changing regulations, particularly in labor and environmental standards; reliance on technological infrastructure to support e-commerce and data analytics, with risks related to cyber security threats and data privacy; and additional risks related to financing, litigation, taxes, insurance, and accounting issues. These factors contribute to the volatility and performance of Walmart Inc. relative to the market as a whole.

Additional Risks to Consider

In addition to the issuer risks described above for each Underlying Security, the principal risks and other (non-principal) risks of investing in the Fund are set forth in the table below, followed by a description of each Risk. If a particular risk is not listed for a specific fund, this does not mean that the Fund is prohibited from investing in securities that may involve that risk.

Risk Type ✓ Principal Risk ● Other Risk	REX AAPL Growth & Income ETF	REX AMD Growth & Income ETF	REX AMZN Growth & Income ETF	REX ASML Growth & Income ETF
Active Management Risk	✓	✓	✓	✓
Affiliated Fund Risk	●	●	●	●
Artificial Intelligence Risk
Asian Geopolitical Tensions Risk				✓

Risk Type ✓ Principal Risk ● Other Risk	REX AAPL Growth & Income ETF	REX AMD Growth & Income ETF	REX AMZN Growth & Income ETF	REX ASML Growth & Income ETF
Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk	✓	✓	✓	✓
Bitcoin Risk
Blockchain Risk
Borrowing and Leverage Risk	●	●	●	●
Cash Transactions Risk	✓	✓	✓	✓
China Risk
Clearing Member Default risk	✓	✓	✓	✓
Compounding Risk	✓	✓	✓	✓
Concentration Risk	✓	✓	✓	✓
*Banks Industry Risk
*Broadline Retail Industry Risk			✓
*Consumer Services Industry Risk
* Distribution & Retail Industry Risk
*Equity Real Estate Investment Trust Industry Risk
*Financial Services Industry Risk
*Healthcare Equipment & Services Industry Risk
*Healthcare Providers & Services Industry Risk
*Media & Entertainment Industry Risk
*Pharmaceutical Industry Risk
*Semiconductors & Semiconductor Equipment Industry Risk		✓		✓
*Software & Services Industry Risk
*Specialty Industrials Machinery Industry Risk
*Specialty Retail Industry Risk
*Technology Hardware & Equipment Industry Risk	✓
*Transportation Services Industry Risk
Correlation Risk	✓	✓	✓	✓
Costs of Buying and Selling Fund Shares Risk	✓	✓	✓	✓
Counterparty Risk	✓	✓	✓	✓
Crypto Asset Market and Volatility Risk
Custody Risk
Cyber Security Companies Risk	✓	✓	✓	✓
Cyber Security Risk	✓	✓	✓	✓
Debt Securities Risk	✓	✓	✓	✓
Dependence on Key Personnel Risk	●	●	●	●

Risk Type ✓ Principal Risk ● Other Risk	REX AAPL Growth & Income ETF	REX AMD Growth & Income ETF	REX AMZN Growth & Income ETF	REX ASML Growth & Income ETF
Depositary Receipts Risk				✓
Derivatives Risk	✓	✓	✓	✓
*Options Contracts	✓	✓	✓	✓
*Covered Call Options Risk	✓	✓	✓	✓
*Put Options Risk	✓	✓	✓	✓
*Swap Agreements	✓	✓	✓	✓
Digital Asset Mining Risk
Distribution Risk	✓	✓	✓	✓
Distribution Tax Risk	✓	✓	✓	✓
Dividend Risk	✓	✓	✓	✓
Equity Securities Risk	✓	✓	✓	✓
ETF Underlying Security Risks
*Index-Related Risk
*Securities Lending Risk
*Tracking Error Risk
FLEX Options Risk	✓	✓	✓	✓
Foreign Securities Risk
Gaming Companies Risks
High Portfolio Turnover Risk	✓	✓	✓	✓
Indirect Investment Risk	✓	✓	✓	✓
Inflation Risk	✓	✓	✓	✓
Interest Rate Risk	✓	✓	✓	✓
Intraday Investment Risk	✓	✓	✓	✓
Large Capitalization Companies Risk	✓	✓	✓	✓
Legislation/Litigation Risk	●	●	●	●
Leverage Risk	✓	✓	✓	✓
Liquidity Risk	✓	✓	✓	✓
Market Maker Risk	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓
Money Market Instruments Risk	✓	✓	✓	✓
New Fund Risk	✓	✓	✓	✓
Non-Diversification Risk	✓	✓	✓	✓
Nuclear Companies Investing Risks
Operational Risk	✓	✓	✓	✓
Premium/Discount Risk	✓	✓	✓	✓
Price Participation Risk	✓	✓	✓	✓
Quantum Companies Risk
Rebalancing Risk	✓	✓	✓	✓
REIT Risk
Single Issuer Risk	✓	✓	✓	✓

Risk Type ✓ Principal Risk ● Other Risk	REX AAPL Growth & Income ETF	REX AMD Growth & Income ETF	REX AMZN Growth & Income ETF	REX ASML Growth & Income ETF
Small and/or Mid-Capitalization Companies Risk
SPAC Risk
Special Tax Risk	✓	✓	✓	✓
Taiwan Risk
Tax Risk	●	●	●	●
Trading Issues Risk	✓	✓	✓	✓
Underlying ETF Risk	✓	✓	✓	✓
Underlying Security Performance Risk	✓	✓	✓	✓
Underlying Security Trading Risk	✓	✓	✓	✓
U.S. Government Securities Risk	✓	✓	✓	✓
Valuation Risk	✓	✓	✓	✓
Variable Interest Entity Risk

Risk Type	REX AVGO Growth & Income ETF	REX BABA Growth & Income ETF	REX BKNG Growth & Income ETF	REX BRK.B Growth & Income ETF
Active Management Risk	✓	✓	✓	✓
Affiliated Fund Risk	●	●	●	●
Artificial Intelligence Risk
Asian Geopolitical Tensions Risk	✓	✓
Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk	✓	✓	✓	✓
Bitcoin Risk
Blockchain Risk
Borrowing and Leverage Risk	●	●	●	●
Cash Transactions Risk	✓	✓	✓	✓
China Risk		✓
Clearing Member Default risk	✓	✓	✓	✓
Compounding Risk	✓	✓	✓	✓
Concentration Risk	✓	✓	✓	✓
*Banks Industry Risk
*Broadline Retail Industry Risk
*Consumer Services Industry Risk
* Distribution & Retail Industry Risk		✓
*Equity Real Estate Investment Trust Industry Risk
*Financial Services Industry Risk				✓
*Healthcare Equipment & Services Industry Risk
*Healthcare Providers & Services Industry Risk
*Media & Entertainment Industry Risk
*Pharmaceutical Industry Risk

*Semiconductors & Semiconductor Equipment Industry Risk	✓
*Software & Services Industry Risk
*Specialty Industrials Machinery Industry Risk
*Specialty Retail Industry Risk
*Technology Hardware & Equipment Industry Risk
*Transportation Services Industry Risk			✓
Correlation Risk	✓	✓	✓	✓
Costs of Buying and Selling Fund Shares Risk	✓	✓	✓	✓
Counterparty Risk	✓	✓	✓	✓
Crypto Asset Market and Volatility Risk
Custody Risk
Cyber Security Companies Risk	✓	✓	✓	✓
Cyber Security Risk	✓	✓	✓	✓
Debt Securities Risk	✓	✓	✓	✓
Dependence on Key Personnel Risk	●	●	●	●
Depositary Receipts Risk		✓
Derivatives Risk	✓	✓	✓	✓
*Options Contracts	✓	✓	✓	✓
*Covered Call Options Risk	✓	✓	✓	✓
*Put Options Risk	✓	✓	✓	✓
*Swap Agreements	✓	✓	✓	✓
Digital Asset Mining Risk
Distribution Risk	✓	✓	✓	✓
Distribution Tax Risk	✓	✓	✓	✓
Dividend Risk	✓	✓	✓	✓
Equity Securities Risk	✓	✓	✓	✓
ETF Underlying Security Risks
*Index-Related Risk
*Securities Lending Risk
*Tracking Error Risk
FLEX Options Risk	✓	✓	✓	✓
Foreign Securities Risk		✓
Gaming Companies Risks
High Portfolio Turnover Risk	✓	✓	✓	✓
Indirect Investment Risk	✓	✓	✓	✓
Inflation Risk	✓	✓	✓	✓
Interest Rate Risk	✓	✓	✓	✓
Intraday Investment Risk	✓	✓	✓	✓
Large Capitalization Companies Risk	✓	✓	✓	✓
Legislation/Litigation Risk	●	●	●	●
Leverage Risk	✓	✓	✓	✓
Leveraged ETF Risk	✓	✓	✓	✓
Liquidity Risk	✓	✓	✓	✓
Market Maker Risk	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓
Money Market Instruments Risk	✓	✓	✓	✓

New Fund Risk	✓	✓	✓	✓
Non-Diversification Risk	✓	✓	✓	✓
Nuclear Companies Investing Risks
Operational Risk	✓	✓	✓	✓
Premium/Discount Risk	✓	✓	✓	✓
Price Participation Risk	✓	✓	✓	✓
Quantum Companies Risk
Rebalancing Risk	✓	✓	✓	✓
REIT Risk
Single Issuer Risk	✓
Small and/or Mid-Capitalization Companies Risk
SPAC Risk
Special Tax Risk	✓	✓	✓	✓
Taiwan Risk
Tax Risk	●	●	●	●
Trading Issues Risk	✓	✓	✓	✓
Underlying ETF Risk	✓	✓	✓	✓
Underlying Security Performance Risk	✓	✓	✓	✓
Underlying Security Trading Risk	✓	✓	✓	✓
U.S. Government Securities Risk	✓	✓	✓	✓
Valuation Risk	✓	✓	✓	✓
Variable Interest Entity Risk		✓

Risk Type	REX CEPT Growth & Income ETF	REX CRWD Growth & Income ETF	REX CRWV Growth & Income ETF	REX DKNG Growth & Income ETF
Active Management Risk	✓	✓	✓	✓
Affiliated Fund Risk	●	●	●	●
Artificial Intelligence Risk			✓
Asian Geopolitical Tensions Risk
Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk	✓	✓	✓	✓
Bitcoin Risk
Blockchain Risk
Borrowing and Leverage Risk	●	●	●	●
Cash Transactions Risk	✓	✓	✓	✓
China Risk
Clearing Member Default risk	✓	✓	✓	✓
Compounding Risk	✓	✓	✓	✓
Concentration Risk	✓	✓	✓	✓
*Banks Industry Risk
*Broadline Retail Industry Risk
*Consumer Services Industry Risk				✓
* Distribution & Retail Industry Risk
*Equity Real Estate Investment Trust Industry Risk
*Financial Services Industry Risk	✓

*Healthcare Equipment & Services Industry Risk
*Healthcare Providers & Services Industry Risk
*Media & Entertainment Industry Risk
*Pharmaceutical Industry Risk
*Semiconductors & Semiconductor Equipment Industry Risk
*Software & Services Industry Risk		✓	✓
*Specialty Industrials Machinery Industry Risk
*Specialty Retail Industry Risk
*Technology Hardware & Equipment Industry Risk
*Transportation Services Industry Risk
Correlation Risk	✓	✓	✓	✓
Costs of Buying and Selling Fund Shares Risk	✓	✓	✓	✓
Counterparty Risk	✓	✓	✓	✓
Crypto Asset Market and Volatility Risk
Custody Risk
Cyber Security Companies Risk	✓	✓	✓	✓
Cyber Security Risk	✓	✓	✓	✓
Debt Securities Risk	✓	✓	✓	✓
Dependence on Key Personnel Risk	●	●	●	●
Depositary Receipts Risk
Derivatives Risk	✓	✓	✓	✓
*Options Contracts	✓	✓	✓	✓
*Covered Call Options Risk	✓	✓	✓	✓
*Put Options Risk	✓	✓	✓	✓
*Swap Agreements	✓	✓	✓	✓
Digital Asset Mining Risk
Distribution Risk	✓	✓	✓	✓
Distribution Tax Risk	✓	✓	✓	✓
Dividend Risk	✓	✓	✓	✓
Equity Securities Risk	✓	✓	✓	✓
ETF Underlying Security Risks
*Index-Related Risk
*Securities Lending Risk
*Tracking Error Risk
FLEX Options Risk	✓	✓	✓	✓
Foreign Securities Risk
Gaming Companies Risks				✓
High Portfolio Turnover Risk	✓	✓	✓	✓
Indirect Investment Risk	✓	✓	✓	✓
Inflation Risk	✓	✓	✓	✓
Interest Rate Risk	✓	✓	✓	✓
Intraday Investment Risk	✓	✓	✓	✓
Large Capitalization Companies Risk		✓	✓
Legislation/Litigation Risk	●	●	●	●

Leverage Risk	✓	✓	✓	✓
Leveraged ETF Risk	✓	✓	✓	✓
Liquidity Risk	✓	✓	✓	✓
Market Maker Risk	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓
Money Market Instruments Risk	✓	✓	✓	✓
New Fund Risk	✓	✓	✓	✓
Non-Diversification Risk	✓	✓	✓	✓
Nuclear Companies Investing Risks
Operational Risk	✓	✓	✓	✓
Premium/Discount Risk	✓	✓	✓	✓
Price Participation Risk	✓	✓	✓	✓
Quantum Companies Risk
Rebalancing Risk	✓	✓	✓	✓
REIT Risk
Single Issuer Risk	✓	✓	✓	✓
Small and/or Mid-Capitalization Companies Risk	✓			✓
SPAC Risk	✓
Special Tax Risk	✓	✓	✓	✓
Taiwan Risk
Tax Risk	●	●	●	●
Trading Issues Risk	✓	✓	✓	✓
Underlying ETF Risk	✓	✓	✓	✓
Underlying Security Performance Risk	✓	✓	✓	✓
Underlying Security Trading Risk	✓	✓	✓	✓
U.S. Government Securities Risk	✓	✓	✓	✓
Valuation Risk	✓	✓	✓	✓
Variable Interest Entity Risk

Risk Type	REX GME Growth & Income ETF	REX GOOGL Growth & Income ETF	REX HOOD Growth & Income ETF	REX IBIT Growth & Income ETF
Active Management Risk	✓	✓	✓	✓
Affiliated Fund Risk	●	●	●	●
Artificial Intelligence Risk
Asian Geopolitical Tensions Risk
Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk	✓	✓	✓	✓
Bitcoin ETP Risk				✓
Bitcoin Risk				✓
Blockchain Risk				✓
Borrowing and Leverage Risk	●	●	●	●
Cash Transactions Risk	✓	✓	✓	✓
China Risk
Clearing Member Default risk	✓	✓	✓	✓
Compounding Risk	✓	✓	✓	✓
Concentration Risk	✓	✓	✓	✓
*Banks Industry Risk

*Broadline Retail Industry Risk
*Consumer Services Industry Risk
* Distribution & Retail Industry Risk
*Equity Real Estate Investment Trust Industry Risk
*Financial Services Industry Risk			✓
*Healthcare Equipment & Services Industry Risk
*Healthcare Providers & Services Industry Risk
*Media & Entertainment Industry Risk		✓
*Pharmaceutical Industry Risk
*Semiconductors & Semiconductor Equipment Industry Risk
*Software & Services Industry Risk
*Specialty Industrials Machinery Industry Risk
*Specialty Retail Industry Risk	✓
*Technology Hardware & Equipment Industry Risk
*Transportation Services Industry Risk
Correlation Risk	✓	✓	✓	✓
Costs of Buying and Selling Fund Shares Risk	✓	✓	✓	✓
Counterparty Risk	✓	✓	✓	✓
Crypto Asset Market and Volatility Risk				✓
Custody Risk
Cyber Security Companies Risk	✓	✓	✓	✓
Cyber Security Risk	✓	✓	✓	✓
Debt Securities Risk	✓	✓	✓	✓
Dependence on Key Personnel Risk	●	●	●	●
Depositary Receipts Risk
Derivatives Risk	✓	✓	✓	✓
*Options Contracts	✓	✓	✓	✓
*Covered Call Options Risk	✓	✓	✓	✓
*Put Options Risk	✓	✓	✓	✓
*Swap Agreements	✓	✓	✓	✓
Digital Asset Mining Risk
Distribution Risk	✓	✓	✓	✓
Distribution Tax Risk	✓	✓	✓	✓
Dividend Risk	✓	✓	✓	✓
Equity Securities Risk	✓	✓	✓	✓
ETF Underlying Security Risks
*Index-Related Risk
*Securities Lending Risk
*Tracking Error Risk
FLEX Options Risk	✓	✓	✓	✓
Foreign Securities Risk
Gaming Companies Risks
High Portfolio Turnover Risk	✓	✓	✓	✓

Indirect Investment Risk	✓	✓	✓	✓
Inflation Risk	✓	✓	✓	✓
Interest Rate Risk	✓	✓	✓	✓
Intraday Investment Risk	✓	✓	✓	✓
Large Capitalization Companies Risk		✓
Legislation/Litigation Risk	●	●	●	●
Leverage Risk	✓	✓	✓	✓
Leveraged ETF Risk	✓	✓	✓	✓
Liquidity Risk	✓	✓	✓	✓
Market Maker Risk	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓
Money Market Instruments Risk	✓	✓	✓	✓
New Fund Risk	✓	✓	✓	✓
Non-Diversification Risk	✓	✓	✓	✓
Nuclear Companies Investing Risks
Operational Risk	✓	✓	✓	✓
Premium/Discount Risk	✓	✓	✓	✓
Price Participation Risk	✓	✓	✓	✓
Quantum Companies Risk
Rebalancing Risk	✓	✓	✓	✓
REIT Risk
Single Issuer Risk	✓	✓	✓	✓
Small and/or Mid-Capitalization Companies Risk	✓		✓
SPAC Risk
Special Tax Risk	✓	✓	✓	✓
Taiwan Risk
Tax Risk	●	●	●	●
Trading Issues Risk	✓	✓	✓	✓
Underlying ETF Risk	✓	✓	✓	✓
Underlying Security Performance Risk	✓	✓	✓
Underlying Security Trading Risk	✓	✓	✓
U.S. Government Securities Risk	✓	✓	✓	✓
Valuation Risk	✓	✓	✓	✓
Variable Interest Entity Risk

Risk Type	REX IONQ Growth & Income ETF	REX JPM Growth & Income ETF	REX LLY Growth & Income ETF	REX MARA Growth & Income ETF
Active Management Risk	✓	✓	✓	✓
Affiliated Fund Risk	●	●	●	●
Artificial Intelligence Risk
Asian Geopolitical Tensions Risk
Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk	✓	✓	✓	✓
Bitcoin Risk				✓
Blockchain Risk				✓
Borrowing and Leverage Risk	●	●	●	●
Cash Transactions Risk	✓	✓	✓	✓

China Risk
Clearing Member Default risk	✓	✓	✓	✓
Compounding Risk	✓	✓	✓	✓
Concentration Risk	✓	✓	✓	✓
*Banks Industry Risk		✓
*Broadline Retail Industry Risk
*Consumer Services Industry Risk
* Distribution & Retail Industry Risk
*Equity Real Estate Investment Trust Industry Risk
*Financial Services Industry Risk
*Healthcare Equipment & Services Industry Risk
*Healthcare Providers & Services Industry Risk
*Media & Entertainment Industry Risk
*Pharmaceuticals Industry Risk			✓
*Semiconductors & Semiconductor Equipment Industry Risk
*Software & Services Industry Risk
*Specialty Industrials Machinery Industry Risk
*Specialty Retail Industry Risk
*Technology Hardware & Equipment Industry Risk	✓
*Transportation Services Industry Risk
Correlation Risk	✓	✓	✓	✓
Costs of Buying and Selling Fund Shares Risk	✓	✓	✓	✓
Counterparty Risk	✓	✓	✓	✓
Crypto Asset Market and Volatility Risk
Custody Risk				✓
Cyber Security Companies Risk	✓	✓	✓	✓
Cyber Security Risk	✓	✓	✓	✓
Debt Securities Risk	✓	✓	✓	✓
Dependence on Key Personnel Risk	●	●	●	●
Depositary Receipts Risk
Derivatives Risk	✓	✓	✓	✓
*Options Contracts	✓	✓	✓	✓
*Covered Call Options Risk	✓	✓	✓	✓
*Put Options Risk	✓	✓	✓	✓
*Swap Agreements	✓	✓	✓	✓
Digital Asset Mining Risk
Distribution Risk	✓	✓	✓	✓
Distribution Tax Risk	✓	✓	✓	✓
Dividend Risk	✓	✓	✓	✓
Equity Securities Risk	✓	✓	✓	✓
ETF Underlying Security Risks
*Index-Related Risk

*Securities Lending Risk
*Tracking Error Risk
FLEX Options Risk	✓	✓	✓	✓
Foreign Securities Risk
Gaming Companies Risks
High Portfolio Turnover Risk	✓	✓	✓	✓
Indirect Investment Risk	✓	✓	✓	✓
Inflation Risk	✓	✓	✓	✓
Interest Rate Risk	✓	✓	✓	✓
Intraday Investment Risk	✓	✓	✓	✓
Large Capitalization Companies Risk		✓	✓
Legislation/Litigation Risk	●	●	●	●
Leverage Risk	✓	✓	✓	✓
Leveraged ETF Risk	✓	✓	✓	✓
Liquidity Risk	✓	✓	✓	✓
Market Maker Risk	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓
Money Market Instruments Risk	✓	✓	✓	✓
New Fund Risk	✓	✓	✓	✓
Non-Diversification Risk	✓	✓	✓	✓
Nuclear Companies Investing Risks
Operational Risk	✓	✓	✓	✓
Premium/Discount Risk	✓	✓	✓	✓
Price Participation Risk	✓	✓	✓	✓
Quantum Companies Risk	✓
Rebalancing Risk	✓	✓	✓	✓
REIT Risk
Single Issuer Risk	✓	✓	✓
Small and/or Mid-Capitalization Companies Risk	✓			✓
SPAC Risk
Special Tax Risk	✓	✓	✓	✓
Taiwan Risk
Tax Risk	●	●	●	●
Trading Issues Risk	✓	✓	✓	✓
Underlying ETF Risk	✓	✓	✓	✓
Underlying Security Performance Risk	✓	✓	✓
Underlying Security Trading Risk	✓	✓	✓
U.S. Government Securities Risk	✓	✓	✓	✓
Valuation Risk	✓	✓	✓	✓
Variable Interest Entity Risk

Risk Type	REX META Growth & Income ETF	REX MSFT Growth & Income ETF	REX NFLX Growth & Income ETF	REX NOW Growth & Income ETF
Active Management Risk	✓	✓	✓	✓
Affiliated Fund Risk	●	●	●	●
Artificial Intelligence Risk
Asian Geopolitical Tensions Risk

Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk	✓	✓	✓	✓
Bitcoin Risk
Blockchain Risk
Borrowing and Leverage Risk	●	●	●	●
Cash Transactions Risk	✓	✓	✓	✓
China Risk
Clearing Member Default risk	✓	✓	✓	✓
Compounding Risk	✓	✓	✓	✓
Concentration Risk	✓	✓	✓	✓
*Banks Industry Risk
*Broadline Retail Industry Risk
*Consumer Services Industry Risk
* Distribution & Retail Industry Risk
*Equity Real Estate Investment Trust Industry Risk
*Financial Services Industry Risk
*Healthcare Equipment & Services Industry Risk
*Healthcare Providers & Services Industry Risk
*Media & Entertainment Industry Risk	✓		✓
*Pharmaceutical Industry Risk
*Semiconductors & Semiconductor Equipment Industry Risk
*Software & Services Industry Risk		✓		✓
*Specialty Industrials Machinery Industry Risk
*Specialty Retail Industry Risk
*Technology Hardware & Equipment Industry Risk
*Transportation Services Industry Risk
Correlation Risk	✓	✓	✓	✓
Costs of Buying and Selling Fund Shares Risk	✓	✓	✓	✓
Counterparty Risk	✓	✓	✓	✓
Cyber Security Companies Risk	✓	✓	✓	✓
Cyber Security Risk	✓	✓	✓	✓
Debt Securities Risk	✓	✓	✓	✓
Dependence on Key Personnel Risk	●	●	●	●
Depositary Receipts Risk
Derivatives Risk	✓	✓	✓	✓
*Options Contracts	✓	✓	✓	✓
*Covered Call Options Risk	✓	✓	✓	✓
*Put Options Risk	✓	✓	✓	✓
*Swap Agreements	✓	✓	✓	✓
Digital Asset Mining Risk
Distribution Risk	✓	✓	✓	✓
Distribution Tax Risk	✓	✓	✓	✓

Dividend Risk	✓	✓	✓	✓
Equity Securities Risk	✓	✓	✓	✓
ETF Underlying Security Risks
*Index-Related Risk
*Securities Lending Risk
*Tracking Error Risk
FLEX Options Risk	✓	✓	✓	✓
Foreign Securities Risk
Gaming Companies Risks
High Portfolio Turnover Risk	✓	✓	✓	✓
Indirect Investment Risk	✓	✓	✓	✓
Inflation Risk	✓	✓	✓	✓
Interest Rate Risk	✓	✓	✓	✓
Intraday Investment Risk	✓	✓	✓	✓
Large Capitalization Companies Risk	✓	✓	✓	✓
Legislation/Litigation Risk	●	●	●	●
Leverage Risk	✓	✓	✓	✓
Leveraged ETF Risk	✓	✓	✓	✓
Liquidity Risk	✓	✓	✓	✓
Market Maker Risk	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓
Money Market Instruments Risk	✓	✓	✓	✓
New Fund Risk	✓	✓	✓	✓
Non-Diversification Risk	✓	✓	✓	✓
Nuclear Companies Investing Risks
Operational Risk	✓	✓	✓	✓
Premium/Discount Risk	✓	✓	✓	✓
Price Participation Risk	✓	✓	✓	✓
Quantum Companies Risk
Rebalancing Risk	✓	✓	✓	✓
REIT Risk
Single Issuer Risk	✓	✓	✓	✓
Small and/or Mid-Capitalization Companies Risk
SPAC Risk
Special Tax Risk	✓	✓	✓	✓
Taiwan Risk
Tax Risk	●	●	●	●
Trading Issues Risk	✓	✓	✓	✓
Underlying ETF Risk	✓	✓	✓	✓
Underlying Security Performance Risk	✓	✓	✓	✓
Underlying Security Trading Risk	✓	✓	✓	✓
U.S. Government Securities Risk	✓	✓	✓	✓
Valuation Risk	✓	✓	✓	✓
Variable Interest Entity Risk

Risk Type	REX O Growth & Income ETF	REX PLTR Growth & Income ETF	REX RGTI Growth & Income ETF	REX SMCI Growth & Income
Active Management Risk	✓	✓	✓	✓
Affiliated Fund Risk	●	●	●	●
Artificial Intelligence Risk
Asian Geopolitical Tensions Risk
Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk	✓	✓	✓	✓
Bitcoin Risk
Blockchain Risk
Borrowing and Leverage Risk	●	●	●	●
Cash Transactions Risk	✓	✓	✓	✓
China Risk
Clearing Member Default risk	✓	✓	✓	✓
Compounding Risk	✓	✓	✓	✓
Concentration Risk	✓	✓	✓	✓
*Banks Industry Risk
*Broadline Retail Industry Risk
*Consumer Services Industry Risk
* Distribution & Retail Industry Risk
*Equity Real Estate Investment Trusts Industry Risk	✓
*Financial Services Industry Risk
*Healthcare Equipment & Services Industry Risk
*Healthcare Providers & Services Industry Risk
*Media & Entertainment Industry Risk
*Pharmaceutical Industry Risk
*Semiconductors & Semiconductor Equipment Industry Risk
*Software & Services Industry Risk		✓
*Specialty Industrials Machinery Industry Risk
*Specialty Retail Industry Risk
*Technology Hardware & Equipment Industry Risk			✓	✓
*Transportation Services Industry Risk
Correlation Risk	✓	✓	✓	✓
Costs of Buying and Selling Fund Shares Risk	✓	✓	✓	✓
Counterparty Risk	✓	✓	✓	✓
Crypto Asset Market and Volatility Risk
Custody Risk
Cyber Security Companies Risk	✓	✓	✓	✓
Cyber Security Risk	✓	✓	✓	✓
Debt Securities Risk	✓	✓	✓	✓
Dependence on Key Personnel Risk	●	●	●	●
Depositary Receipts Risk
Derivatives Risk	✓	✓	✓	✓
*Options Contracts	✓	✓	✓	✓
*Covered Call Options Risk	✓	✓	✓	✓

*Put Options Risk	✓	✓	✓	✓
*Swap Agreements	✓	✓	✓	✓
Digital Asset Mining Risk
Distribution Risk	✓	✓	✓	✓
Distribution Tax Risk	✓	✓	✓	✓
Dividend Risk	✓	✓	✓	✓
Equity Securities Risk	✓	✓	✓	✓
ETF Underlying Security Risks
*Index-Related Risk
*Securities Lending Risk
*Tracking Error Risk
FLEX Options Risk	✓	✓	✓	✓
Foreign Securities Risk
Gaming Companies Risks
High Portfolio Turnover Risk	✓	✓	✓	✓
Indirect Investment Risk	✓	✓	✓	✓
Inflation Risk	✓	✓	✓	✓
Interest Rate Risk	✓	✓	✓	✓
Intraday Investment Risk	✓	✓	✓	✓
Large Capitalization Companies Risk	✓	✓
Legislation/Litigation Risk	●	●	●	●
Leverage Risk	✓	✓	✓	✓
Leveraged ETF Risk	✓	✓	✓	✓
Liquidity Risk	✓	✓	✓	✓
Market Maker Risk	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓
Money Market Instruments Risk	✓	✓	✓	✓
New Fund Risk	✓	✓	✓	✓
Non-Diversification Risk	✓	✓	✓	✓
Nuclear Companies Investing Risks
Operational Risk	✓	✓	✓	✓
Premium/Discount Risk	✓	✓	✓	✓
Price Participation Risk	✓	✓	✓	✓
Quantum Companies Risk			✓
Rebalancing Risk	✓	✓	✓	✓
REIT Risk	✓
Single Issuer Risk	✓	✓	✓	✓
Small and/or Mid-Capitalization Companies Risk			✓	✓
SPAC Risk
Special Tax Risk	✓	✓	✓	✓
Taiwan Risk
Tax Risk	●	●	●	●
Trading Issues Risk	✓	✓	✓	✓
Underlying ETF Risk	✓	✓	✓	✓
Underlying Security Performance Risk	✓	✓	✓	✓
Underlying Security Trading Risk	✓	✓	✓	✓
U.S. Government Securities Risk	✓	✓	✓	✓
Valuation Risk	✓	✓	✓	✓
Variable Interest Entity Risk

Risk Type	REX SMR Growth & Income ETF	REX SNOW Growth & Income ETF	REX TEM Growth & Income ETF	REX TLT Growth & Income ETF
Active Management Risk	✓	✓	✓	✓
Affiliated Fund Risk	●	●	●	●
Artificial Intelligence Risk
Asian Geopolitical Tensions Risk
Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk	✓	✓	✓	✓
Bitcoin Risk
Blockchain Risk
Borrowing and Leverage Risk	●	●	●	●
Cash Transactions Risk	✓	✓	✓	✓
China Risk
Clearing Member Default risk	✓	✓	✓	✓
Compounding Risk	✓	✓	✓	✓
Concentration Risk	✓	✓	✓	✓
*Banks Industry Risk
*Broadline Retail Industry Risk
*Consumer Services Industry Risk
* Distribution & Retail Industry Risk
*Equity Real Estate Investment Trust Industry Risk
*Financial Services Industry Risk
*Healthcare Equipment & Services Industry Risk			✓
*Healthcare Providers & Services Industry Risk
*Media & Entertainment Industry Risk
*Pharmaceutical Industry Risk
*Semiconductors & Semiconductor Equipment Industry Risk
*Software & Services Industry Risk		✓
*Specialty Industrials Machinery Industry Risk
*Specialty Retail Industry Risk	✓
*Technology Hardware & Equipment Industry Risk
*Transportation Services Industry Risk
Correlation Risk	✓	✓	✓	✓
Costs of Buying and Selling Fund Shares Risk	✓	✓	✓	✓
Counterparty Risk	✓	✓	✓	✓
Crypto Asset Market and Volatility Risk
Custody Risk
Cyber Security Companies Risk	✓	✓	✓	✓

Cyber Security Risk	✓	✓	✓	✓
Debt Securities Risk	✓	✓	✓	✓
Dependence on Key Personnel Risk	●	●	●	●
Depositary Receipts Risk
Derivatives Risk	✓	✓	✓	✓
*Options Contracts	✓	✓	✓	✓
*Covered Call Options Risk	✓	✓	✓	✓
*Put Options Risk	✓	✓	✓	✓
*Swap Agreements	✓	✓	✓	✓
Digital Asset Mining Risk
Distribution Risk	✓	✓	✓	✓
Distribution Tax Risk	✓	✓	✓	✓
Dividend Risk	✓	✓	✓	✓
Equity Securities Risk	✓	✓	✓	✓
ETF Underlying Security Risks				✓
*Index-Related Risk				✓
*Securities Lending Risk				✓
*Tracking Error Risk				✓
FLEX Options Risk	✓	✓	✓	✓
Foreign Securities Risk
Gaming Companies Risks
High Portfolio Turnover Risk	✓	✓	✓	✓
Indirect Investment Risk	✓	✓	✓	✓
Inflation Risk	✓	✓	✓	✓
Interest Rate Risk	✓	✓	✓	✓
Intraday Investment Risk	✓	✓	✓	✓
Large Capitalization Companies Risk		✓
Legislation/Litigation Risk	●	●	●	●
Leverage Risk	✓	✓	✓	✓
Leveraged ETF Risk	✓	✓	✓	✓
Liquidity Risk	✓	✓	✓	✓
Market Maker Risk	✓	✓	✓	✓
Market Risk	✓	✓	✓	✓
Money Market Instruments Risk	✓	✓	✓	✓
New Fund Risk	✓	✓	✓	✓
Non-Diversification Risk	✓	✓	✓	✓
Nuclear Companies Investing Risks
Operational Risk	✓	✓	✓	✓
Premium/Discount Risk	✓	✓	✓	✓
Price Participation Risk	✓	✓	✓	✓
Quantum Companies Risk
Rebalancing Risk	✓	✓	✓	✓
REIT Risk
Single Issuer Risk	✓	✓	✓	✓
Small and/or Mid-Capitalization Companies Risk	✓		✓
SPAC Risk
Special Tax Risk	✓	✓	✓	✓
Taiwan Risk
Tax Risk	●	●	●	●

Trading Issues Risk	✓	✓	✓	✓
Underlying ETF Risk	✓	✓	✓	✓
Underlying Security Performance Risk	✓	✓	✓
Underlying Security Trading Risk	✓	✓	✓
U.S. Government Securities Risk	✓	✓	✓	✓
Valuation Risk	✓	✓	✓	✓

Risk Type	REX TSM Growth & Income ETF	REX UNH Growth & Income ETF	REX WMT Growth & Income ETF
Active Management Risk	✓	✓	✓
Affiliated Fund Risk	●	●	●
Artificial Intelligence Risk
Asian Geopolitical Tensions Risk	✓
Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk	✓	✓	✓
Bitcoin Risk
Blockchain Risk
Borrowing and Leverage Risk	●	●	●
Cash Transactions Risk	✓	✓	✓
China Risk
Clearing Member Default risk	✓	✓	✓
Compounding Risk	✓	✓	✓
Concentration Risk	✓	✓	✓
*Banks Industry Risk
*Broadline Retail Industry Risk
*Consumer Services Industry Risk
* Distribution & Retail Industry Risk			✓
*Equity Real Estate Investment Trust Industry Risk
*Financial Services Industry Risk
*Healthcare Equipment & Services Industry Risk
*Healthcare Providers & Services Industry Risk		✓
*Media & Entertainment Industry Risk
*Pharmaceutical Industry Risk
*Semiconductors & Semiconductor Equipment Industry Risk	✓
*Software & Services Industry Risk
*Specialty Industrials Machinery Industry Risk
*Specialty Retail Industry Risk
*Technology Hardware & Equipment Industry Risk
*Transportation Services Industry Risk
Correlation Risk	✓	✓	✓

Costs of Buying and Selling Fund Shares Risk	✓	✓	✓
Counterparty Risk	✓	✓	✓
Crypto Asset Market and Volatility Risk
Custody Risk
Cyber Security Companies Risk	✓	✓	✓
Cyber Security Risk	✓	✓	✓
Debt Securities Risk	✓	✓	✓
Dependence on Key Personnel Risk	●	●	●
Depositary Receipts Risk	✓
Derivatives Risk	✓	✓	✓
*Options Contracts	✓	✓	✓
*Covered Call Options Risk	✓	✓	✓
*Put Options Risk	✓	✓	✓
*Swap Agreements	✓	✓	✓
Digital Asset Mining Risk
Distribution Risk	✓	✓	✓
Distribution Tax Risk	✓	✓	✓
Dividend Risk	✓	✓	✓
Equity Securities Risk	✓	✓	✓
ETF Underlying Security Risks
*Index-Related Risk
*Securities Lending Risk
*Tracking Error Risk
FLEX Options Risk	✓	✓	✓
Foreign Securities Risk	✓
Gaming Companies Risks
High Portfolio Turnover Risk	✓	✓	✓
Indirect Investment Risk	✓	✓	✓
Inflation Risk	✓	✓	✓
Interest Rate Risk	✓	✓	✓
Intraday Investment Risk	✓	✓	✓
Large Capitalization Companies Risk	✓	✓	✓
Legislation/Litigation Risk	●	●	●
Leverage Risk	✓	✓	✓
Leveraged ETF Risk	✓	✓	✓
Liquidity Risk	✓	✓	✓
Market Maker Risk	✓	✓	✓
Market Risk	✓	✓	✓
Money Market Instruments Risk	✓	✓	✓
New Fund Risk	✓	✓	✓
Non-Diversification Risk	✓	✓	✓
Nuclear Companies Investing Risks
Operational Risk	✓	✓	✓
Premium/Discount Risk	✓	✓	✓
Price Participation Risk	✓	✓	✓
Quantum Companies Risk
Rebalancing Risk	✓	✓	✓
REIT Risk
Single Issuer Risk	✓	✓	✓

Small and/or Mid-Capitalization Companies Risk
SPAC Risk
Special Tax Risk	✓	✓	✓
Taiwan Risk	✓
Tax Risk	●	●	●
Trading Issues Risk	✓	✓	✓
Underlying ETF Risk	✓	✓	✓
Underlying Security Performance Risk	✓	✓	✓
Underlying Security Trading Risk	✓	✓	✓
U.S. Government Securities Risk	✓	✓	✓
Valuation Risk	✓	✓	✓

ACTIVE MANAGEMENT RISK. The Funds are actively-managed and their performance reflects investment decisions that the Adviser makes for a Fund. In managing a Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses, including through the use of technology, automated processes, algorithms, or other management systems, that may not operate as intended or produce the desired result. Such judgments about a Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by a Fund fail to produce the intended results, a Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

AFFILIATED FUND RISK. In managing the Fund, the Adviser has the ability to select the Leveraged ETF. The Adviser may be subject to potential conflicts of interest in selecting the Leveraged ETF because the fees paid to the Adviser by the Leveraged ETF may be higher than the fees charged by other funds. Additionally, the Leveraged ETF may be in need of assets to enhance its appeal to other investors, liquidity and trading and/or to enable it to carry out its investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest.

ARTIFICIAL INTELLIGENCE COMPANY RISK. Companies involved in, or exposed to, artificial intelligence related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end user demand of products and services in various industries that may in part utilize robotics and artificial intelligence.

ASIAN GEOPOLITICAL TENSIONS RISK. The Underlying Security has significant exposure to Asia as a result of its operations, supply chain and location of its customers. Asian geopolitical developments, such as trade disputes, territorial conflicts, regulatory changes, sanctions, military actions, or changes in diplomatic relations, could materially impact the Underlying Security’s business operations, financial performance and stock price. Tensions between major economies in the region, including but not limited to China, Taiwan, South Korea, Japan and India, as well as broader U.S.-Asia relations, may lead to increased market volatility, disruptions in trade, supply chain constraints, or restrictions on capital flows. Governments in these regions may impose tariffs, export controls, or other regulatory measures that could negatively affect certain industries, including technology, manufacturing, and consumer goods. Additionally, political instability, social unrest, or unexpected policy shifts could create further uncertainty for businesses operating in the region.

AUTHORIZED PARTICIPANTS, MARKET MAKERS, AND LIQUIDITY PROVIDERS LIMITATION RISK. The Funds have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

BITCOIN RISK. Bitcoin is a relatively new innovation and the market for bitcoin is subject to constant change. As Bitcoin continues to develops, there are variety of risks that have arisen and that may arise in the future. For example, public conception and acceptance of bitcoin and the use of bitcoin are constantly evolving. If public sentiment regarding bitcoin were to decline, or the development and use of bitcoin were to decrease, the value of bitcoin could be adversely affected. Bitcoin is also subject to the risk of fraud, theft, manipulation or security failures, including hacking of the Bitcoin blockchain, or other problems may arise that impact the digital asset trading venues on which bitcoin trades. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales” that, as a result of their holdings, have significant influence over bitcoin pricing.

Bitcoin and the digital asset trading venues on which it trades are largely unregulated and highly fragmented, although the government, under the Trump administration, has made development of the U.S. digital asset infrastructure a priority, including with proposals such as the U.S Digital Asset Market Clarity (“CLARITY”) Act. However, as the laws and regulations covering the digital assets framework continue to develop, risks such as fraud and market manipulation will exist for digital assets. For example, individuals or groups may promote bitcoin to artificially increase the price of bitcoin. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. As U.S government works to establish the regulatory framework and safeguards around digital assets, risks to investors remain, and investors in bitcoin may have little or no recourse should theft, fraud or manipulation occur, potentially resulting in significant losses. The Underlying Security may also be negatively impacted by regulatory enforcement actions against the digital asset trading venues upon which bitcoin trades. Any actions could significantly reduce the number of venues upon which bitcoin trades and could negatively impact the value of bitcoin held the Underlying Security. In addition, digital asset trading venues, bitcoin miners, and other participants may have significant exposure to other digital assets. Instability in the price, availability or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Bitcoin network. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin and the Underlying Security. To the extent the Underlying Security has exposure to or investments in other digital assets besides bitcoin, such exposure or investments are subject to significant risks, including volatility, regulatory uncertainty, and potential loss of value, which may adversely affect the performance of the Underlying Security.

The Bitcoin blockchain and its native crypto asset, bitcoin, continue to face challenges to gaining widespread adoption as an alternative payments system, including with respect to transaction processing and finality, variability in transaction fees and volatility in pricing. The social, legal, and regulatory obstacles and uncertainty that Bitcoin blockchain and bitcoin face are risks that continue to raise uncertainty about the long-term outlook of the Bitcoin blockchain as an alternative payment system, which could negatively impact bitcoin pricing. In addition, alternative public blockchains have been developed that compete with the Bitcoin blockchain, which may offer certain advantages, including higher throughput, lower fees, faster settlement and finalization, and the ability to facilitate untraceable and/or privacy-shielded transactions through the use of zero-knowledge cryptography or other means. While Bitcoin holds the highest market capitalization, it is possible that these alternative public blockchains and their native crypto assets may become more successful than the Bitcoin blockchain and bitcoin in gaining adoption as an alternative payments system, which could negatively impact the long-term adoption and price of Bitcoin blockchain and price of bitcoin.

Finally, one means by which the ecosystem surrounding the Bitcoin blockchain has attempted to mitigate concerns about the slowness of transaction processing and finality and the variability of transaction fees has been through the development of so-called Layer 2 networks, including the “Lightning Network.” Layer 2 networks are separate blockchains built on top of “Layer 1” blockchains like the Bitcoin blockchain for the purpose of augmenting the throughput of the Layer 1 blockchain, and often, providing lower fees for transaction processing and faster settlement. Layer 2 blockchains introduce certain risks into the Bitcoin ecosystem that should be considered. For instance, Layer 2 blockchains are a relatively new and still developing technology. Technological issues – including hacks, bugs, or failures – could introduce risk or harm confidence in the Bitcoin ecosystem, which could negatively impact the price of bitcoin. In addition, users may choose to settle an increasing share of transactions on Layer 2 blockchains, which could negatively impact the transaction activity on, and the amount of fee revenue generated by, the Bitcoin blockchain itself, which could negatively impact the price of bitcoin. If these or other developments negatively impact the price of bitcoin, this would negatively impact the value of the Underlying Security.

BLOCKCHAIN RISK. Companies that are involved in the crypto asset industry are subject to risks associated with blockchain technology, which could negatively impact their value. Generally, a blockchain is an immutable transaction ledger maintained within a distributed network of peer nodes. The immutability of the blockchain means that once an entry is accepted onto the ledger, it cannot be deleted or changed. A public, permissionless blockchain is open to anyone who wishes to participate, without requiring permission from any central authority. It is decentralized and operates based on a consensus mechanism that ensures trust and security without the need for intermediaries. Public, permissionless blockchains may not have the capacity to execute and settle transactions in a timely and predictable manner and have been prone to periods of congestion and high transaction fees.

Bitcoin was the first blockchain-based crypto asset, developed to be a decentralized, peer-to-peer electronic cash network, disintermediating centralized monetary systems. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as “proof of work,” becomes irreversible and tamper-evident. On the Bitcoin network, this proof of work process occurs through “mining.” Mining involves miners using sophisticated computer programs to repeatedly solve complex mathematical problems on specialized computer hardware. Miners authenticate and bundle Bitcoin transactions sequentially into files called “blocks.” Because each solved block contains a reference to the previous block, they form a chronological “chain” back to the first Bitcoin transaction. A miner’s proposed block is added to the blockchain once a majority of the nodes on the network confirm the miner’s work. A miner that is successful in adding a block to the blockchain is automatically awarded a fixed amount of Bitcoin for its efforts plus any transaction fees paid by transferors whose transactions are recorded in the block. This reward system is the means by which new Bitcoin enters circulation. However, the open-source nature of blockchain technology makes it vulnerable to being “forked” by users and miners (i.e., creation of a new competing blockchain when a significant portion of the miners adopts updates to the existing blockchain protocol). Additionally, a blockchain may be vulnerable to attacks if a miner or group of miners possesses more than 50% of the blockchain’s “hashing” power, resulting in concentration in the ownership of the blockchain’s native crypto asset. Hashing power refers to the computational capacity used to validate and secure transactions on the blockchain.

The Bitcoin network and similar blockchain technology allow people to exchange tokens of value, which are recorded on a public transaction ledger. Each token is associated with a set of unique cryptographic “keys,” in the form of a string of numbers and letters, which allow whoever is in possession of the private key to assign that Bitcoin in a transfer that the blockchain network will recognize. One or more private keys control the transfer or “spending” of the token from an associated public address. To use the token, a user or a service provider must have access to keys that identify it for its transactions (similar to an ATM card and its related PIN). Users of blockchain technologies keep their keys in electronic “wallets” that can be maintained on their computers, mobile phones, specialized hardware wallets, or wallets provided by online custodians. To the extent that the private keys securing crypto assets, such as Bitcoin, are lost or stolen, the native crypto assets of these blockchains can be irrevocably lost or stolen.

While some blockchains, such as Bitcoin, allow for the exchange of a token of value, other blockchains are designed to support different uses. For example, some blockchains allow users to write and implement smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions. However, the code of any smart contracts running on the blockchain may contain flaws that can be exploited by attackers.

Crypto assets can be used to pay for goods and services, although they are not currently widely accepted for such purposes, or they can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user-to-end-user transactions under a barter system. Blockchain technology has since evolved to allow for greater programmability, resulting in a wide array of use cases, including smart contracts, without sacrificing the blockchain’s core tenets: decentralization, security, and scalability.

BORROWING AND LEVERAGE RISK. If a Fund borrows money, it must pay interest and other fees, which may reduce a Fund’s returns. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, each Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing and at all times thereafter. Each Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce a Fund’s asset coverage to less than the prescribed amount.

CASH TRANSACTIONS RISK. The Funds currently expect to effect a significant portion of their creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause a Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, a Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause a Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to a Fund’s NAV. Furthermore, a Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine a Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, a Fund’s performance could be negatively impacted.

CHINA RISK. Each Fund’s investments in the Underlying Security may subject the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability.

Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. A Fund’s portfolio may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by a Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, a Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Funds are not members of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Funds will hold cleared derivatives through accounts at clearing members. With regard to its cleared derivatives positions, a Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by a Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of a Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of a Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Funds are also subject to the risk that a limited number of clearing members are willing to transact on a Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, a Fund could lose some or all of the benefits of a transaction entered into by a Fund with the clearing member. The loss of a clearing member for a Fund to transact with could result in increased transaction costs and other operational issues that could impede a Fund’s ability to implement its investment strategy. If a Fund cannot find a clearing member to transact with on a Fund’s behalf, it may be unable to effectively implement its investment strategy.

COMPOUNDING RISK. While the Funds’ primary investment objective is to pay weekly distributions, the Funds’ secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the Underlying Security. Therefore, the performance of the Funds for periods longer than a single day will very likely differ in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security for the same period. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as volatility and holding periods increase.

CONCENTRATION RISK. The Funds will concentrate in the securities of a particular industry or group of industries to which a Fund is assigned. To the extent a Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of a Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Funds more susceptible to any single occurrence and may subject a Fund to greater market risk than a fund that is more broadly diversified.

BANKS INDUSTRY RISK. The Banks industry is influenced by economic cycles, interest rate fluctuations, regulatory requirements, and financial market conditions, all of which could contribute to volatility and potential losses. Banks are exposed to the risk of borrower defaults on loans and credit lines, which can lead to increased provisions for credit losses and reduced profitability. Economic downturns, rising unemployment, and declining corporate earnings can increase default rates, particularly in sectors such as real estate, consumer lending, and corporate financing. A deterioration in credit quality, including exposure to high-risk borrowers or non-performing loans, could lead to financial distress and asset write-downs. Banks generate a significant portion of their revenue from net interest income, which depends on the spread between interest earned on loans and paid on deposits. Rapid changes in interest rates, whether through central bank policy adjustments or market-driven fluctuations, could reduce profit margins and impact earnings stability. Liquidity risks may arise if a bank experiences unexpected deposit outflows, funding constraints, or difficulties accessing wholesale borrowing markets, particularly during financial crises. The Banks industry is subject to stringent regulatory oversight, including capital requirements, stress tests, anti-money laundering laws, and consumer protection rules. Compliance failures, regulatory penalties, or changes in banking regulations could lead to higher capital costs, fines, operational restrictions, or reputational damage. Basel III capital requirements and other global banking standards may impose additional constraints on lending capacity, profitability, and dividend payouts. Banks’ earnings are highly sensitive to macroeconomic conditions, including GDP growth, inflation, and employment trends. A prolonged economic downturn or recession could reduce loan demand, increase default rates, and weaken bank profitability. The banking sector is highly interconnected, and financial distress at one institution could trigger broader instability within the Banks industry. Bank runs, liquidity crises, or failures of systemically important financial institutions could lead to cascading effects across global markets. Contagion risks may also arise from sovereign debt exposure, currency crises or financial sector consolidation.

BROADLINE RETAIL INDUSTRY RISK. Investing in companies comprising the Broadline Retail industry may expose the Fund to specific risks related to companies operating in this industry. These companies face intense competition, both domestically and internationally, which may adversely affect profit margins. They may have limited product lines, markets, financial resources, or personnel. The industry is highly sensitive to economic conditions, with factors such as consumer spending patterns, unemployment rates, and inflation significantly affecting retail sales and profitability. Supply chains and operations depend on the availability of products and materials that meet consumer demand and the use of third parties for goods and services. Companies may rely on a limited number of suppliers, or suppliers in a single location, for certain products or materials, and finding alternatives can be a lengthy process that may cause inventory shortages or unforeseen costs. Operations can be disrupted by the unavailability of resources like transportation, labor, and raw materials, and suppliers may increase prices or face cyber security issues that disrupt operations or increase costs. Rapid changes in consumer preferences and technological advancements can lead to product obsolescence, requiring companies to adapt quickly to shifts such as increased online shopping or demand for sustainable products. The rapid pace of technological change necessitates continuous investment in digital infrastructure and cyber security. Retail companies are subject to various regulations, including labor laws, environmental standards, and trade policies, with changes potentially increasing operational costs or restricting business practices. Companies in this industry are heavily dependent on brand reputation and customer loyalty, with negative publicity, product recalls, or data breaches potentially damaging brand image and eroding consumer trust. Investors should consider these risks as part of their overall investment strategy, as the Broadline Retail industry may experience volatility that could impact the Fund’s performance.

CONSUMER SERVICES INDUSTRY RISK. The success of company’s engaged in the Consumer Services industry is tied closely to the performance of domestic and international economies, interest rates, exchange rates, supply chains, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the Consumer Services sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

DISTRIBUTION & RETAIL INDUSTRY RISK. Companies in the Distribution & Retail Industry face significant risks impacting their financial and operational performance. Success is closely tied to economic conditions, interest rates, exchange rates, and supply chain dynamics. These companies rely heavily on disposable income and consumer spending, making them vulnerable to shifts in demographics, preferences, and social trends. Intense competition and cyclical business segments can adversely affect profitability, with seasonal and quarterly fluctuations common. Dependence on third-party suppliers and distribution systems introduces risks of delivery delays, price increases, and quality issues. Intellectual property protection is crucial, as infringement liabilities can arise. Labor costs and regulatory changes can impact financial outcomes, while maintaining customer data security is essential to avoid reputational damage and litigation. International operations expose companies to risks from economic and political instability, currency fluctuations, and trade disputes. Some companies engage in unrelated business lines, introducing additional risks that may affect overall performance. Despite potential success in core activities, these factors pose uncertainties for long-term success.

EQUITY REAL ESTATE INVESTMENT TRUST (REIT) INDUSTRY RISK. REITs are financial vehicles that pool investors’ capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, e.g., hotels, shopping malls, residential complexes and office buildings. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective tenants of the safety, convenience and attractiveness of the properties; the ability of the owners to provide adequate management, maintenance and insurance; the cost of complying with the Americans with Disabilities Act; increased competition from new properties; the impact of present or future environmental legislation and compliance with environmental laws; changes in real estate taxes and other operating expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the issuers of the REITs. In addition, distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. Many of these distributions however will not generally qualify for favorable treatment as qualified dividend income.

FINANCIAL SERVICES INDUSTRY RISK. Companies in the Financial Services industry are subject to extensive governmental regulation and intervention, which may adversely affect their activities, pricing, capital and liquidity requirements, and potentially their size. Frequent changes in regulation can have significant unintended adverse consequences for these companies. Increased risk-taking by financial companies may heighten overall risk in the U.S. and global Financial Services industry. The impact of changes in capital requirements or regulation on individual companies or the industry as a whole is unpredictable. Certain risks may impact the value of investments in the Financial Services industry more severely than those outside this industry, particularly for companies operating with substantial financial leverage. These companies are directly exposed to the credit risk of borrowers and counterparties, who may be leveraged through swaps and derivatives. Significant exposure to the same borrowers and counterparties can lead to cascading negative impacts if a borrower or counterparty defaults, affecting multiple companies and the industry generally. Financial Services companies may also be adversely affected by interest rate increases, loan losses, decreased money availability or asset valuations, credit rating downgrades, adverse public perception, and conditions in related markets. Insurance companies face severe price competition and rate regulation, impacting profitability. The industry is sensitive to interest rate fluctuations and is a target for cyberattacks, with cyber security incidents and technology failures causing significant losses. These factors may negatively impact the Fund. Additionally, the extent to which the Fund may invest in companies engaging in securities-related activities or banking is limited by applicable law.

HEALTHCARE EQUIPMENT & SERVICES INDUSTRY RISK. Companies in the healthcare Equipment & Services industry are impacted by rising costs of medical products, devices, and services, as well as the growing focus on delivering healthcare through outpatient services. Competition within this sector is intense and can be significantly influenced by extensive government regulation and reimbursement policies for medical expenses. The equipment and services provided by these companies may face extensive litigation, including malpractice and product liability claims. Medical equipment manufacturers rely heavily on patent protection, and the expiration of patents can negatively impact their profitability. Additionally, many new healthcare products require approval from the U.S. Food and Drug Administration (FDA), a process that is often lengthy and costly.

HEALTHCARE PROVIDERS & SERVICES INDUSTRY RISK. The Healthcare Providers & Services industry may be influenced by shifting economic conditions, changing patient demographics, and variations in demand for healthcare services. Profitability often hinges on reimbursement rates from government programs and private payors, alongside the effective management of operational costs. Changes in healthcare regulations and policies, particularly those concerning insurance coverage and reimbursement, can have a substantial impact on the industry. Companies within this sector are subject to extensive and frequently evolving government regulations, which may affect their scope of activities, the rates they can charge for services, and their compliance costs. Furthermore, the industry faces risks related to litigation, operational disruptions, and emerging technologies that may transform traditional service delivery models.

MEDIA & ENTERTAINMENT INDUSTRY RISK. The media & entertainment industry is influenced by evolving consumer preferences, technological advancements, content production costs, regulatory changes, and macroeconomic factors, all of which could contribute to volatility and potential losses. Media companies that rely on advertising revenue are exposed to economic cycles, as advertisers may reduce spending during economic downturns. The rise of digital ad-blocking tools and privacy regulations could further challenge ad-based business models. For those media & entertainment companies that rely on subscription-based revenue models, subscriber growth and retention depend on pricing strategies, content quality, and competition. A slowdown in new subscriptions or high churn rates could negatively impact revenue. The transition from traditional cable television to digital streaming platforms has disrupted the media landscape. Companies dependent on linear TV advertising or cable subscriptions face ongoing subscriber losses, while streaming services must continuously adapt to evolving consumption habits. Success in the entertainment industry depends on the ability to produce, acquire, and distribute compelling content. High production costs for original content, coupled with uncertainty about audience reception, can create financial risk. Even with significant investment, content success is unpredictable. Underperformance of major films, TV shows, or digital media projects can result in financial losses and damage brand value. Companies that license third-party content may face contract renegotiations, content losses, or increased licensing fees. Conversely, companies reliant on proprietary franchises must protect their intellectual property from piracy and unauthorized distribution.

PHARMACEUTICAL INDUSTRY RISK. Pharmaceutical research and development are very costly and highly uncertain; the Fund may not succeed in developing, licensing, or acquiring commercially successful products sufficient in number or value to replace revenues of products that have lost or will lose intellectual property protection or are displaced by competing products or therapies. The Fund and the Fund’s products face intense competition from multinational pharmaceutical companies, biotechnology companies, and lower-cost generic and biosimilar manufacturers, and such competition could have a material adverse effect on the Fund’s business. The Fund’s business is subject to increasing government price controls and other public and private restrictions on pricing, reimbursement, and access for The Fund’s drugs, which could have a material adverse effect on the Fund’s results of operations, reputation or business. Pharmaceutical products can develop safety or efficacy concerns, which could have a material adverse effect on the Fund’s revenues, income, and reputation.

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT INDUSTRY RISK. Investing in the companies comprising the Semiconductors & Semiconductor Equipment industry may expose the Fund to specific risks related to companies operating in this industry. Semiconductors & Semiconductor Equipment companies face intense competition, both domestically and internationally, and such competition may have an adverse effect on profit margins. Semiconductors & Semiconductor Equipment companies may have limited product lines, markets, financial resources or personnel. Semiconductors & Semiconductor Equipment companies’ supply chain and operations are dependent on the availability of materials that meet exacting standards and the use of third parties to provide components and services. Semiconductors & Semiconductor Equipment companies may rely on a limited number of suppliers, or upon suppliers in a single location, for certain materials, equipment or tools. Finding and qualifying alternate or additional suppliers can be a lengthy process that can cause production delays or impose unforeseen costs, and such alternatives may not be available at all. Production can be disrupted by the unavailability of resources, such as water, silicon, electricity, gases and other materials. Suppliers may also increase prices or encounter cyber security or other issues that can disrupt production or increase production costs. The products of Semiconductors & Semiconductor Equipment companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Capital equipment expenditures could be substantial, and equipment generally suffers from rapid obsolescence. Companies in the Semiconductors & Semiconductor Equipment industry are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights would adversely affect the profitability of these companies.

SOFTWARE & SERVICES INDUSTRY RISK. Computer software/services companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software/services companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software/services companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results. Many computer software/services companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software/services companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

SPECIALTY INDUSTRIALS MACHINERY INDUSTRY RISK. The Specialty Industrial Machinery industry faces a variety of risks that can significantly impact financial and operational performance. Companies in this sector are subject to competitive pressures from both domestic and international manufacturers, which can lead to pricing challenges and reduced market share. The industry is heavily influenced by economic cycles, with demand for machinery often tied to capital investment trends in sectors such as manufacturing, construction, and energy. Economic downturns can lead to decreased spending on industrial machinery, affecting revenue and profitability. Technological advancements and innovation are critical to maintaining competitiveness, requiring continuous investment in research and development. Failure to innovate or adapt to new technologies can result in obsolescence and loss of competitive edge. Additionally, companies must navigate complex regulatory environments, including safety standards, environmental regulations, and trade policies, which can affect operations and increase compliance costs.

SPECIALTY RETAIL COMPANIES RISK. The Specialty Retail industry includes owners and operators of retail stores that specialize in: apparel and accessories; computer and electronics; home improvement; automotive; home furnishings; and other specialty retail stores. Companies in the gaming industry face intense competition, both domestically and internationally. Companies in the gaming industry are also highly regulated, and state and Federal legislative or regulatory changes and licensing issues (as well as the laws of other countries) can significantly impact their ability to operate in certain jurisdictions, the activities in which such companies are allowed to engage and the profitability of companies in the industry. Certain companies in the gaming industry are highly leveraged and have recently experienced financial difficulty. The gaming industry may also be negatively affected by changes in economic conditions, consumer tastes and discretionary income levels, intense competition, technological developments that may cause these companies to become obsolete quickly, financial resources, markets or personnel. In addition, the gaming industry is characterized by the use of various forms of intellectual property, which are dependent upon patented technologies, trademarked brands and proprietary information. Companies operating in the gaming industry are subject to the risk of significant litigation regarding intellectual property rights, which may adversely affect and financially harm such companies.

TECHNOLOGY HARDWARE & EQUIPMENT INDUSTRY RISK. The Technology Hardware & Equipment industry includes companies that manufacture and distribute computers, servers, mainframes, peripheral devices (e.g., keyboard, mouse, etc.), high-technology components (e.g., circuit boards), and electronic office equipment. In addition, companies in the Technology Hardware & Equipment industry include producers and distributors of semiconductors and other integrated chips, other products related to the semiconductor industry such as motherboards, and manufacturers of high-technology tools and/or equipment used in the creation of semiconductors, photonics, wafers, and other high-technology components. The companies in the Technology Hardware & Equipment industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by companies in the Technology Hardware & Equipment industry is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of these companies depends in substantial part on the timely and successful introduction of new products. In addition, many of the companies in the Technology Hardware & Equipment industry rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies.

TRANSPORTATION SERVICES INDUSTRY RISK. Transportation companies may be adversely affected by changes in the economy, volatility in energy prices, labor relations, business interruptions, supply chain disruptions, trade disputes, technology developments, exchange rates, insurance costs and government regulation. Transportation companies are also affected by natural disasters, environmental incidents, terrorism, war and other events that target or damage transportation infrastructure. As a result of such events, insurance premiums and other operating costs may increase significantly, and insurance coverage may become unavailable. Securities of transportation companies are generally cyclical and may be subject to sharp price movements.

CORRELATION RISK. There is no guarantee that a Fund will achieve a high degree of correlation to the Underlying Security and therefore achieve its targeted daily leveraged investment objective. Failure to achieve a high degree of correlation may prevent a Fund from achieving its daily investment objective, and the percentage change of a Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the targeted daily leveraged return of the Underlying Security on a given day. A number of other factors may adversely affect a Fund’s sought-after targeted daily leveraged correlation, including fees, expenses, transaction costs, financing costs related to the use of derivatives, accounting standards and their application to income items, disruptions, illiquid or high volatility in the markets for the securities or financial instruments in which a Fund invests, early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of a Fund to execute intended portfolio transactions, regulatory and tax considerations, which may cause a Fund to hold (or not to hold) the Underlying Security. A Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect a Fund’s correlation with daily changes in the price of the Underlying Security. A Fund may also be subject to large movements of assets into and out of a Fund, potentially resulting in a Fund being under- or over-exposed to the Underlying Security. Any of these factors could decrease correlation between the performance of a Fund and daily changes in the price of the Underlying Security and may hinder a Fund’s ability to meet its daily investment objective.

COSTS OF BUYING AND SELLING FUND SHARES. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

COUNTERPARTY RISK. The Funds are subject to counterparty risk by virtue of their investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, a Fund’s counterparty is a clearing house rather than a bank or broker. Since a Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, a Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, a Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by a Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of a Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of a Fund might not be fully protected in the event of the clearing members bankruptcy, as a Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Funds are also subject to the risk that a limited number of clearing members are willing to transact on a Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for a Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on a Fund’s behalf. Additionally, increased volatility in a single security may lead clearing members to lower position limits or place other restrictions that could prevent a Fund from achieving its investment strategy. If a clearing member defaults, a Fund could lose some or all of the benefits of a transaction entered into by a Fund with the clearing member. If a Fund cannot find a clearing member to transact with on a Fund’s behalf, a Fund may be unable to effectively implement its investment strategy.

CRYPTO ASSET MARKET AND VOLATILITY RISK. The prices of crypto assets have historically been highly volatile and may significantly impact companies such as the Underlying Security that are involved in the crypto asset industry. The value of such assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The value of a Fund’s investments in instruments that provide exposure to the Underlying Security – and therefore the value of an investment in a Fund – could decline significantly and without warning. If you are not prepared to accept significant and unexpected changes in the value of a Fund, you should not invest in the Fund.

CUSTODY RISK. Security breaches, computer malware, and hacking attacks have been a prevalent concern in relation to digital assets. The digital assets held by the Underlying Security may be a target for hackers or malware distributors seeking to destroy, damage, or steal the Underlying’s digital assets. Should the Underlying Security be unsuccessful in identifying, mitigating, or stopping security threats, or otherwise unable to adapt to technological changes in the digital asset industry, its digital assets may be subject to theft, loss, destruction, or other attack.

The Underlying Security has security procedures in place to prevent such theft, loss, or destruction, including but not limited to offline storage (cold storage), multiple encrypted private key “shards,” and other measures. Nevertheless, these security procedures cannot guarantee the prevention of any loss due to a security breach, software defect, or act of God, and may not protect against all errors, software flaws, or other vulnerabilities in the Underlying Security’s technical infrastructure. This could result in theft, loss, or damage of its assets. Additionally, assets not held in cold storage, such as those held in a trading account, may be more vulnerable to security breach, hacking, or loss than assets held in cold storage. Assets held in a trading account are also held on an omnibus, rather than segregated, basis, which creates greater risk of loss.

Unauthorized access to MARA Holdings, Inc.’s digital asset accounts could occur as a result of inadequate security procedures, and operational infrastructure may be breached due to the actions of outside parties, error, or malfeasance of an employee of MARA Holdings, Inc., resulting in financial harm and a decrease in the value of the underlying security. Additionally, outside parties may attempt to fraudulently induce employees of MARA Holdings, Inc. To disclose sensitive information in order to gain access to its infrastructure. As technology improves and hackers become more proficient in blockchain technology, their methods and techniques will continue to change and new risks will arise.

CYBER SECURITY COMPANIES RISK. Cyber security companies are companies that provide products and services intended to protect the integrity of data and network operations for private and public networks, computers and mobile devices. Like other types of technology and industrials companies, cyber security companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. These companies may also be smaller and less experienced companies, with limited product lines, markets, qualified personnel or financial resources. Such companies may not be exclusively or substantially exposed to companies that provide products or services intended to protect the integrity of data and network operations, but may be exposed to the market and business risks of other companies, industries or sectors, and a Fund may be adversely affected by negative developments impacting those other companies, industries and sectors.

CYBER SECURITY RISK. The Funds are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to a Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which a Fund invests or a Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject a Fund to many of the same risks associated with direct cyber security breaches. Although each Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because a Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Funds will invest in various types of debt securities, which may be used for collateral for a Fund’s options contracts and/or swap agreements and may be used to generate additional income. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by a Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DEPOSITARY RECEIPTS RISK. The Underlying Security is structured as a depositary receipt. While depositary receipts provide U.S. investors with a convenient way to gain exposure to foreign equities, they are subject to unique risks that could impact their value and liquidity. Depositary receipts are tied to the performance of the underlying foreign shares, which may be subject to risks related to the political, economic, and regulatory environment of the issuing company’s home country. Factors such as economic instability, foreign exchange controls and government intervention could impact the value of depositary receipts. While depositary receipts are denominated in U.S. dollars, the underlying foreign shares trade in a different currency. As a result, fluctuations in exchange rates between the U.S. dollar and the local currency of the foreign company could impact the value of the depositary receipts. A strengthening U.S. dollar may reduce the value of dividends or capital appreciation for depositary receipt holders. Depositary receipts are subject to both U.S. and foreign regulations. Changes in foreign securities laws, taxation policies, or reporting requirements could impact the ability of the depository bank to maintain depositary receipt listings. Additionally, some foreign jurisdictions may impose restrictions on capital flows or repatriation of earnings, which could affect shareholder rights and returns. Foreign companies may follow different accounting standards and disclosure practices than U.S. companies. Differences in financial reporting, corporate governance, and regulatory oversight could make it more difficult for investors to evaluate the financial health and risks associated with depositary receipt issuers.

DERIVATIVES RISK. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. A Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or a Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation, and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When a Fund uses derivatives, there may be imperfect correlation between the value of the underlying instrument and the derivative, which may prevent a Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose a Fund to losses in excess of those amounts initially invested. In addition, a Fund’s investments in derivatives are subject to the following risks:

OPTIONS CONTRACTS. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the options contract and economic events. For a Fund in particular, the values of the options contracts in which it invests are substantially influenced by the values of the underlying instruments. A Fund may experience substantial downside from specific option positions and certain option positions held by a Fund may expire worthless. The options held by a Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to expiry, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by a Fund will be determined based on market quotations or other recognized pricing methods. As the options contracts are exercised or expire a Fund will enter into new options contracts, a practice referred to as rolling.

COVERED CALL OPTIONS RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

PUT OPTIONS RISK. Purchasing and writing put options are highly specialized activities and entail greater than ordinary investment risks. A Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. The risk associated with selling a put option is that the market value of the underlying security could decrease and the option could be exercised, obligating the seller of the put option to settle the transaction at an exercise price that is higher than the prevailing market price. If a Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect a Fund’s performance. To the extent that a Fund invests in over-the-counter options, a Fund may be exposed to counterparty risk. A long put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. Purchased put options may expire worthless and a Fund would lose the premium it paid for the option.

SWAP AGREEMENTS. The Funds may utilize swap agreements to derive their exposure to shares of the underlying reference asset. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference asset does not perform as anticipated. In addition, many swap agreements trade over-the-counter and may be considered illiquid. It may not be possible for a Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

DIGITAL ASSET MINING RISK. Blockchains, such as the Bitcoin network, are maintained and secured by a group of validators who “mine” the digital asset. This involves contributing computer power to the network to validate transactions, maintain security, and finalize settlement. As a miner of Bitcoin and other digital assets, the Underlying Security faces risks related to price volatility. Miners are paid in the underlying digital asset, so a drop in the market value of the digital asset would reduce revenue. Higher energy costs require significant electricity to power computers, which is a significant operating expense for miners. In addition, significant investments in mining hardware and equipment are necessary to keep up with industry standards and competitors. Damage to equipment, hijacking of computing resources, malware, and theft of mined digital assets can occur, as can hardware failure.

DISTRIBUTION RISK. As part the Funds’ investment objectives, the Funds’ seek to provide current income. There is no assurance that a Fund will make a distribution at any given time. If a Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the distributions, if any, may consist of returns of capital, which would decrease a Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

DISTRIBUTION TAX RISK. The Funds currently expect to make distributions on a regular basis. While the Funds will normally pay its income as distributions, a Fund’s distributions may exceed the Fund’s income and gains for a Fund’s taxable year. A Fund may be required to reduce its distributions if it has insufficient income. Additionally, there may be times a Fund needs to sell securities when it would not otherwise do so and could cause the distributions from that sale to constitute return of capital. Distributions in excess of a Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital distributions do not represent income or gains generated by a Fund’s investment activities and should not be interpreted by shareholders as such. Distributions in excess of a Fund’s minimum distribution requirements, but not in excess of a Fund’s earnings and profits, will be taxable to Fund shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if a Fund shareholder holds shares of a Fund as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a Fund’s distributions may consist of return of capital, a Fund may not be an appropriate investment for investors who do not want their principal investment in a Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases shares of a Fund shortly before a distribution by a Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

DIVIDEND RISK. There is no guarantee that the issuers of a Fund’s portfolio securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

ETF UNDERLYING SECURITY RISKS. The Fund’s investment performance largely depends on the investment performance and associated risks of The Underlying Security. The Underlying Security is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk, Market Maker Risk, Market Risk, Interest Rate Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to The Underlying Security through its usage of FLEX Options:

INDEX-RELATED RISK. The Underlying Security’s Index Provider may rely on various sources of information to assess the criteria of components of its index, including information that may be based on assumptions and estimates. Errors in index data, index computations or the construction of the index in accordance with its methodology may occur, and the Underlying Security’s Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Underlying Security. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Underlying Security’s Index Provider or a third-party data provider and could cause the Underlying Security’s Index Provider to postpone a scheduled rebalance. This could cause the Underlying Security’s Underlying Index to vary from its normal or expected composition.

SECURITIES LENDING RISK. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

TRACKING ERROR RISK. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. A Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of a Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in a Fund being unable to achieve its investment objective. Less liquidity in the trading of a Fund’s FLEX Options could have an impact on the prices paid or received by a Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, a Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce a Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

FOREIGN SECURITIES RISK. Investments in foreign securities may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

GAMING COMPANIES RISK. Companies in the gaming industry include those engaged in casino operations, race track operations, sports and horse race betting operations, online gaming operations and/or the provision of related equipment and technologies. Companies in the gaming industry face intense competition, both domestically and internationally. Companies in the gaming industry are also highly regulated, and state and Federal legislative or regulatory changes and licensing issues (as well as the laws of other countries) can significantly impact their ability to operate in certain jurisdictions, the activities in which such companies are allowed to engage and the profitability of companies in the industry. Certain companies in the gaming industry are highly leveraged and have recently experienced financial difficulty. The gaming industry may also be negatively affected by changes in economic conditions, consumer tastes and discretionary income levels, intense competition, technological developments that may cause these companies to become obsolete quickly, financial resources, markets or personnel. In addition, the gaming industry is characterized by the use of various forms of intellectual property, which are dependent upon patented technologies, trademarked brands and proprietary information. Companies operating in the gaming industry are subject to the risk of significant litigation regarding intellectual property rights, which may adversely affect and financially harm such companies.

HIGH PORTFOLIO TURNOVER RISK. The Funds may actively and frequently trade all or a significant portion of a Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in a Fund due to an increase in short-term capital gains.

INDIRECT INVESTMENT RISK. The Underlying Security is not affiliated with the Trust, the Fund, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund, the Adviser, or any affiliate are not responsible for the performance of the Underlying Security and make no representation as to the performance of the Underlying Security. Investing in the Fund is not equivalent to investing in the Underlying Security. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Security.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of a Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by a Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in a Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INTRADAY INVESTMENT RISK. Each Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Underlying Security at the market close on the last trading day and the value of the Underlying Security at the time of purchase. If the Underlying Security gains value, a Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Underlying Security declines, a Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intraday may experience performance that is greater than, or less than, a Fund’s targeted leveraged exposure of the Underlying Security. If there is a significant intraday market event and/or the investments experience a significant change in value, a Fund may not meet its investment objectives, may not be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, a Fund may close to purchases and sales of Fund Shares prior to the close of trading on the Exchange and incur significant losses.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEGISLATION/LITIGATION RISK. From time to time, various legislative initiatives are proposed in the United States and abroad, which may have a negative impact on certain companies in which a Fund invests. In addition, litigation regarding any of the issuers of the securities owned by a Fund, or industries represented by these issuers, may negatively impact the value of the securities. Such legislation or litigation may cause a Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

LEVERAGE RISK. The Funds seek to achieve and maintain the exposure to the price of various securities by utilizing leverage. Therefore, a Fund is subject to leverage risk. When a Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in a Fund losing more than it originally invested. As a result, these investments may magnify losses to a Fund, and even a small market movement may result in significant losses to a Fund. Leverage may also cause a Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. Derivative instruments involves a degree of leverage and as a result, a relatively small price movement in derivative instruments may result in immediate and substantial losses to a Fund.

LEVERAGED ETF RISK. The Fund may invest in shares of Leveraged ETFs. As a result, the Fund is subject to many of the same risks as if it owned shares of Leveraged ETFs. These risks include the effects of compounding and market volatility, which may cause the performance of a Leveraged ETF over periods longer than a single trading day to differ significantly from the performance of the underlying reference asset. The impact of compounding is magnified in Leveraged ETFs that rebalance daily, especially as volatility and holding periods increase. Leveraged ETFs utilize leverage to obtain investment exposure in excess of its net assets, which can result in greater losses in adverse market conditions than ETFs that do not use leverage. Leveraged ETF also invest in derivatives, which may expose it to greater risks and potentially larger losses than investing directly in the underlying reference assets. Additionally, Leveraged ETFs are subject to counterparty risk, which may result in losses if a counterparty fails to meet its obligations. The performance of Leveraged ETFs is also affected by risks associated with the underlying reference asset, including risks related to the financial services sector and insurance industry, government regulation, economic conditions, interest rate changes, credit market liquidity, cyber security, and other general market risks.

LIQUIDITY RISK. Some securities held by a Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for a Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If a Fund is forced to sell an illiquid security at an unfavorable time or price, a Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for a Fund.

MARKET MAKER RISK. The Funds face numerous market trading risks, including the potential lack of an active market for Fund Shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund’s portfolio securities and a Fund Share price. A Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund’s NAV and the price at which a Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a discount to NAV and also in greater than normal intraday bid-ask spreads for Fund Shares.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on a Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their NAV, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of a Fund’s assets are invested in money market instruments, it will be more difficult for a Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund.

NEW FUND RISK. The Funds are recently organized management investment companies with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. There can be no assurance that the Funds will grow to or maintain an economically viable size.

NON-DIVERSIFICATION RISK. The Funds are classified as “non-diversified” under the 1940 Act. As a result, a Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. A Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, a Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NUCLEAR COMPANIES INVESTING RISK. The Funds will be sensitive to, and their performance will depend to a greater extent on, the overall condition of nuclear companies. Nuclear companies may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts of terrorism, air crashes, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on a Fund’s portfolio companies and thus a Fund’s financial situation. In addition, nuclear companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of nuclear energy companies may decline with a corresponding impact on earnings.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PREMIUM/DISCOUNT RISK. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Fund Shares will approximate the Fund’s NAV, there may be times when the market price of Fund Shares is more than the NAV intraday (premium) or less than the NAV intraday (discount) due to supply and demand of Fund Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Fund Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Fund Shares at a time when the market price is at a premium to the NAV of Fund Shares or sells at a time when the market price is at a discount to the NAV of Fund Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

PRICE PARTICIPATION RISK. The Funds employ an investment strategy that includes the sale of call options contracts, which limits the degree to which a Fund will participate in increases in value experienced by the Underlying Security, including the leveraged exposure to the Underlying Security. This means that if the Underlying Security experiences an increase in value above the strike price of the sold call options, a Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Security. Additionally, because a Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Security, but has full exposure to any decreases in value experienced by the Underlying Security, including magnified losses to the Underlying Security through a Fund’s use of leveraged instruments, the NAV of a Fund may decrease over any given time period. A funds’ NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Security. The degree of participation in the Underlying Security gains a Fund will experience will depend on prevailing market conditions, especially market volatility, at the time a Fund enters into the sold call options contracts and will vary over time. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Security, changes in interest rates, changes in the actual or perceived volatility of the Underlying Security and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Security changes and time moves towards the options contract’s expiration date, the value of the options contracts, and therefore a Fund’s NAV, will change. However, it is not expected for a Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Security. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on a Fund’s NAV, which may not be in full effect until the expiration date of a Fund’s options contracts. Therefore, while changes in the price of the Underlying Security will result in changes to a Fund’s NAV, a Fund generally anticipates that the rate of change in a Fund’s NAV will be different than that experienced by the Underlying Security, especially due to a Fund’s leveraged investment strategy.

QUANTUM COMPANIES RISKS. The quantum computing industry’s competitive and evolving nature presents challenges, with barriers such as the need for technological breakthroughs and dependence on cloud providers, third-party suppliers, and government contracts. The Underlying Security’s ability to protect its intellectual property, adapt to stringent regulatory environments, and address supply chain disruptions is critical. Additional risks include international sales challenges, exposure to environmental and safety regulations, and susceptibility to litigation, cyber security threats, and product liability claims. These factors, alongside the nascent stage of the quantum computing industry, pose significant uncertainties for the company’s long-term success.

REBALANCING RISK. If for any reason a Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, a Fund’s investment exposure may not be consistent with its investment objective. In these instances, a Fund may have investment exposure to the Underlying Security that is significantly greater or significantly less than its targeted leverage exposure. A Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.

REIT RISK. REITs are financial vehicles that pool investors’ capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, e.g., hotels, shopping malls, residential complexes and office buildings. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective tenants of the safety, convenience and attractiveness of the properties; the ability of the owners to provide adequate management, maintenance and insurance; the cost of complying with the Americans with Disabilities Act; increased competition from new properties; the impact of present or future environmental legislation and compliance with environmental laws; changes in real estate taxes and other operating expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the issuers of the REITs. In addition, distributions received by a Fund from REITs may consist of dividends, capital gains and/or return of capital. Many of these distributions however will not generally qualify for favorable treatment as qualified dividend income.

SINGLE ISSUER RISK. Issuer-specific attributes may cause an investment in a Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of a Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

SPAC RISK. The Fund invests in the Underlying Security, which is a Special Purpose Acquisition Company (“SPAC”). A SPAC is a publicly traded company that raises investment capital through an initial public offering (“IPO”) in order to acquire one or more existing companies (a “de-SPAC Transaction”). Until an acquisition is completed, SPACs may generally invest in U.S. government securities, money market securities, and cash. In connection with a de-SPAC Transaction, the SPAC may complete a PIPE (private investment in public equity) offering with certain investors. SPACs do not have an operating history or ongoing business operations, and there is typically a lack of transparency and limited information available regarding the SPAC’s potential acquisition targets and business plans. Investors may have limited ability to evaluate the merits of a proposed business combination prior to its completion. A de-SPAC Transaction that meets the requirements of the SPAC must be completed within a preestablished period. If a de-SPAC Transaction is not completed, the invested funds are returned to the entity’s shareholders, less certain permitted expenses, and any warrants issued by the SPAC will expire worthless. The issuance of warrants or other securities in connection with a SPAC’s IPO or business combination may result in dilution of shareholder value. SPACs aim to identify a company for acquisition and eventual IPO, but there is no guarantee that a SPAC will complete an acquisition or that acquisitions by the SPAC will be profitable. Certain stockholders, including those affiliated with the management of the SPAC, may have significant voting power, which may mean that public stockholders of the SPAC may have limited or no ability to influence the business combination of the SPAC. Therefore, a SPAC may have the voting power to effectuate an acquisition even when the majority of public shareholders do not approve of the transaction. In addition, potential conflicts of interest may arise, as SPAC managers and sponsors typically hold a significant percentage of the SPAC’s equity and may have interests that differ from those of public shareholders. A SPAC may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. If a SPAC does not complete an acquisition within a set timeframe, it is required to liquidate and return the invested funds to shareholders, less certain permitted expenses. In such cases, shareholders may receive less than their original investment due to these expenses and other deductions. The values of investments in SPACs may be highly volatile and may depreciate significantly over time.

As of the date of this prospectus, CEPT has not identified any particular target company for a business combination and has not merged with any company.

SPECIAL TAX RISK. The Funds intend to qualify annually and to elect to be treated as a RIC under the Code. To qualify for the favorable U.S. federal income tax treatment generally accorded to RICs, a Fund must, among other things: (i) in each taxable year, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its portfolio holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of a Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify as a RIC if the failure is for reasonable cause, or is de minimis, and certain corrective action is taken and certain tax payments are made by a Fund.

If a Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by a Fund in computing its taxable income, which would adversely affect a Fund’s performance.

Additionally, the authority with regard to swap agreements entered into by RICs is unclear both as to the qualification under the income test and the identification of the issuer under the diversification test. The Funds intend to take the position that because the swap agreements held by the Funds are reference securities that the income on the swap agreements are “other income” from a Fund’s business of investing in stocks and securities. In addition, the Funds intend to manage its investments in the swap agreements so that neither the exposure to the issuer of the referenced security nor the exposure to any one counterparty of the swap agreements will exceed 25% of the gross value of a Fund’s portfolio at the end of any quarter of a taxable year.

TAIWAN RISK. Investments in Taiwanese issuers involve risks that are specific to Taiwan, including legal, regulatory, political, currency and economic risks. Political and economic developments of Taiwan’s neighbors may have an adverse effect on Taiwan’s economy. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions, which may materially affect the Taiwanese economy and its securities market. Investments in securities of Taiwanese companies are subject to Taiwan’s heavy dependence on exports. Reductions in spending on Taiwanese products and services, labor shortages, institution of tariffs or other trade barriers, or a downturn in any of the economies of Taiwan’s key trading partners, including the United States, may have an adverse impact on the Taiwanese economy and the values of Taiwanese companies. In addition, Taiwan is in a seismically active region, making companies operating there vulnerable to earthquakes and other natural disasters.

TAX RISK. A Fund intend to elect and to qualify each year to be treated as RICs under Subchapter M of the Code. As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, a Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, each Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If a Fund’s investments in options were to exceed 25% of a Fund’s total assets at the end of a tax quarter, the Funds, generally, has a grace period to cure such lack of compliance. If a Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

TRADING ISSUES RISKS. Although Fund Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. A Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

UNDERLYING ETF RISK. Each Fund’s investment in shares of ETFs subjects it to the risks of owning the securities held by the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including absence of an active market risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, each Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

UNDERLYING SECURITY PERFORMANCE RISK. The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of the Underlying Security could decline significantly.

UNDERLYING SECURITY TRADING RISK. The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Funds may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that a Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by a Fund at that time. A Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

VARIABLE INTEREST ENTITY RISK. The Underlying Security utilizes a variable interest entity (“VIE”) structure to capitalize on foreign capital markets. A VIE is a non-Chinese holding company that is structured to comply with foreign ownership restrictions in China. The VIE structure allows foreign investors, such as the Fund, to indirectly invest in a Chinese operating company, accomplishing this through certain contractual arrangements between the VIE and the Chinese operating company. Because the foreign investor does not hold direct ownership in the Chinese operating company, the foreign investor’s rights may be limited with respect to the underlying Chinese operating company and actions taken by the Chinese operating company could negatively impact the value of the VIE. Additionally, VIEs have not been formally recognized by the Chinese Government and are based on the underlying contracts between the VIE and the Chinese operating company. Questions could arise regarding the validity and enforceability of the contracts, or the Chinese government could determine that the contractual arrangements on which VIEs are structured are invalid, threatening the financial health of the VIE. Further, the Chinese government could determine that VIEs are in violation of Chinese investment laws. This would negatively impact financial performance of the VIE, causing significant loss to investors.

Management of the Funds

The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, distributor, custodian and fund administrator and fund accountant.

Investment Adviser

REX Advisers, LLC (the “Adviser”), 1241 Post Road, Second Floor, Fairfield, Connecticut 06824, is the investment adviser for each Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Delaware limited liability company and was organized in 2023.

Under the investment management agreement between the Adviser and the Trust, on behalf of the Funds (the “Investment Management Agreement”), the Adviser is responsible for the day-to-day management of each Fund’s investments. The Adviser also: (i) furnishes each Fund with office space and certain administrative services; and (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of each Fund’s average daily net assets, at the rate specified in the table below:

Fund	Management Fee
REX AAPL Growth & Income ETF	0.99%
REX AMD Growth & Income ETF	0.99%
REX AMZN Growth & Income ETF	0.99%
REX ASML Growth & Income ETF	0.99%
REX AVGO Growth & Income ETF	0.99%
REX BABA Growth & Income ETF	0.99%
REX BKNG Growth & Income ETF	0.99%
REX BRK.B Growth & Income ETF	0.99%
REX CEPT Growth & Income ETF	0.99%
REX CRWD Growth & Income ETF	0.99%
REX CRWV Growth & Income ETF	0.99%
REX DKNG Growth & Income ETF	0.99%
REX GME Growth & Income ETF	0.99%
REX GOOGL Growth & Income ETF	0.99%
REX HOOD Growth & Income ETF	0.99%
REX IBIT Growth & Income ETF	0.99%
REX IONQ Growth & Income ETF	0.99%
REX JPM Growth & Income ETF	0.99%
REX LLY Growth & Income ETF	0.99%
REX MARA Growth & Income ETF	0.99%
REX META Growth & Income ETF	0.99%
REX MSFT Growth & Income ETF	0.99%
REX NFLX Growth & Income ETF	0.99%
REX NOW Growth & Income ETF	0.99%
REX O Growth & Income ETF	0.99%
REX PLTR Growth & Income ETF	0.99%
REX RGTI Growth & Income ETF	0.99%
REX SMCI Growth & Income ETF	0.99%
REX SMR Growth & Income ETF	0.99%
REX SNOW Growth & Income ETF	0.99%
REX TEM Growth & Income ETF	0.99%
REX TLT Growth & Income ETF	0.99%
REX TSM Growth & Income ETF	0.99%
REX UNH Growth & Income ETF	0.99%
REX WMT Growth & Income ETF	0.99%

Under the Investment Management Agreement, the Adviser has agreed, at its own expense and without reimbursement from each Fund, to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Investment Management Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of each Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of a Fund’s business.

A discussion regarding the basis for the Board approving the Investment Management Agreement for each Fund will be available in each Fund’s Form N-CSR once that report is produced.

Portfolio Managers

Matthew Pelletier and Matthew Holcomb serve as the Funds’ portfolio managers and are primarily responsible for the day-to-day management of the Funds.

●	Matthew Pelletier, Lead Portfolio Manager of the Adviser. Matthew Pelletier is a portfolio manager of the Fund. Mr. Pelletier joined an affiliate of the Adviser in 2021 as Managing Director of Portfolio Management. Previously, he held positions in Fixed Income Sales and Trading at BNP Paribas, Bank of the West and Susquehanna International Group. Mr. Pelletier has more than 20 years of experience in Banking and Financial Services. Mr. Pelletier earned an MBA from the University of California at Davis.

●	Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser. Matthew Holcomb is a portfolio manager of the Fund. Mr. Holcomb joined Adviser in 2025 as Senior Vice President, Senior Trader and Portfolio Manager. Previously, he was the Senior Trader, Portfolio Manager, and Business Leader for Ridgefield Capital Asset Management for over 20 years. Mr. Holcomb has more than 20 years of experience in Banking and Financial Services.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership in the Funds.

Manager of Managers Structure

The Funds and the Adviser have received an exemptive order from the SEC to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, the Adviser has ultimate responsibility, subject to oversight by the Board, for overseeing the Funds’ sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Funds or the Adviser.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Funds without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Portfolio Holdings

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s SAI. Complete holdings are published on each Fund’s website on a daily basis. Please visit the Funds’ website at www.rexshares.com. In addition, each Fund’s complete holdings (as of the dates of such reports) are available in reports on Form N-PORT and Form N-CSR filed with the SEC.

How to Buy and Sell Shares

Most investors will buy and sell Fund through broker-dealers at market prices. Fund Shares are listed for trading on the Exchange and on the secondary market during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. Fund Shares may only be purchased and sold on the secondary market when the Exchange is open for trading.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The NAV of Fund Shares is calculated at the close of regular trading on the Exchange, generally 4:00 p.m. New York time, on each day the Exchange is open. The NAV of each Fund’s Shares is determined by dividing the total value of each Fund’s portfolio investments and other assets, less any liabilities, by the total number of Fund Shares outstanding of the Fund.

In calculating its NAV, a Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.

Fair value pricing is used by a Fund when market quotations are not readily available or are deemed to be unreliable or inaccurate based on factors such as evidence of a thin market in the security or a significant event occurring after the close of the market but before the time as of which a Fund’s NAV is calculated. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

APs may acquire Fund Shares directly from each Fund, and APs may tender their shares for redemption directly to the Fund, at NAV per share only in large blocks, or Creation Units, of at least 10,000 Fund Shares. Purchases and redemptions directly with a Fund must follow each Fund’s procedures, which are described in the SAI.

Under normal circumstances, each Fund will pay out redemption proceeds to a redeeming AP within one (1) day after the AP’s redemption request is received, in accordance with the process set forth in the SAI and in the agreement between the AP and a Fund’s distributor. However, a Fund reserve the right, including under stressed market conditions, to take up to seven (7) days after the receipt of a redemption request to pay an AP, all as permitted by the 1940 Act. A Fund currently expect to effect a significant portion of redemptions for cash, rather than in-kind securities. However, each Fund reserves the right to pay all or portion of the redemption proceeds to an AP in-kind. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents.

Each Fund may liquidate and terminate at any time without shareholder approval.

Book Entry

Fund Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Fund Shares and is recognized as the owner of all Fund Shares for all purposes.

Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Frequent Purchases and Redemptions of Fund Shares

Fund Shares can only be purchased and redeemed directly from each Fund in Creation Units by APs, and the vast majority of trading in shares occurs on the secondary market. Because the secondary market trades do not directly involve a Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in each Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to each Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objectives. However, direct trading by APs is critical to ensuring that Fund Shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Funds impose transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by each Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that each Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Fund Shares.

Dividends, Distributions and Taxes

Fund Shares are traded throughout the day in the secondary market on a national securities exchange on an intraday basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on each Fund’s portfolio that could arise from frequent cash redemption transactions. The Funds expect to typically satisfy redemptions in-kind. However, if each Fund satisfies a redemption in cash this may result in the Funds selling portfolio securities to obtain cash to meet net fund redemptions which can have an adverse tax impact on taxable shareholders. These sales may generate taxable gains for the ongoing shareholders of each Fund, whereas the shares’ in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid at least weekly by the Funds. The Funds will distribute its net realized capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements.

No dividend reinvestment service is provided by each Fund. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Fund Shares purchased in the secondary market.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased shares makes such option available.

Taxes

Each Fund intends to qualify as a “regulated investment vehicle” (a “RIC”) under the federal tax laws. If each Fund qualifies as a RIC and distributes its income as required by the tax law, each Fund will not pay federal income taxes.

As with any investment, you should consider how your investment in Fund Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Fund Shares.

Unless your investment in Fund Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

●	Each Fund makes distributions,

●	You sell your Fund Shares listed on the Exchange, and

●	You purchase or redeem Creation Units.

Taxes on Distributions. Distributions from each Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that each Fund’s dividends attributable to its “qualified dividend income” (e.g., dividends received on stock of most domestic and certain foreign corporations with respect to which the Funds satisfy certain holding period and other restrictions), if any, generally are subject to U.S. federal income tax for U.S. non-corporate shareholders who satisfy those restrictions with respect to their shares at the rate for net capital gain. A part of each Fund’s dividends also may be eligible for the dividends-received deduction allowed to U.S. corporations (the eligible portion may not exceed the aggregate dividends the Funds receive from domestic corporations subject to U.S. federal income tax (excluding REITs) and excludes dividends from foreign corporations) subject to similar restrictions. However, dividends a U.S. corporate shareholder deducts pursuant to that deduction are subject indirectly to the U.S. federal alternative minimum tax. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses affect each Fund’s performance.

In general, distributions received from each Fund are subject to U.S. federal income tax when they are paid, whether taken in cash or reinvested in the Fund (if that option is available). Distributions reinvested in additional Fund Shares through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional Fund to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Fund Shares.

Distributions in excess of each Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the shares and as capital gain thereafter. A distribution will reduce a Fund’s NAV per Fund Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Funds are required to backup withhold twenty-four percent (24%) of your distributions and redemption proceeds if you have not provided a Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Income from a Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Taxes on Exchange-Listed Fund Share Sales. Any capital gain or loss realized upon a sale of Fund Shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one (1) year or less. The ability to deduct capital losses from sales of Fund Shares may be limited.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any cash it pays. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one (1) year and as short-term capital gain or loss if the Fund Shares have been held for one (1) year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and each Fund’s obligation to report basis information to the IRS.

At the time that this prospectus is being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in each Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the shares under all applicable tax laws. See the SAI for more information.

Distributor

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. The Distributor may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Each Fund does not currently pay 12b-1 fees, and pursuant to a contractual arrangement, each Fund will not pay 12b-1 fees any time before October 24, 2026. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Net Asset Value

The NAV of each Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of each Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Fund Shares, generally rounded to the nearest cent.

The Board has adopted valuation policies and procedures pursuant to which it has designated the Adviser to determine the fair value of each Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not “readily available,” including when they are determined by the Adviser to be unreliable. Such circumstances may arise when: (i) a security has been de-listed or its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value has been materially affected by events occurring after the close of the security’s primary trading market and before a Fund calculates its NAV. Generally, when determining the fair value of a Fund investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, a Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.

Fund Service Providers

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, serves as the administrator, transfer agent and fund accountant for the Trust.

U.S. Bank National Association serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as each Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of each Fund.

Continuous Offering

The method by which Creation Units of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Fund Shares are issued and sold by a Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Fund Shares and sells the Fund Shares directly to customers or if it chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary market demand for Fund Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Fund Shares, whether or not participating in the distribution of Fund Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in Fund Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Premium/Discount Information

When available, information regarding how often the shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund will be available at www.rexshares.com.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC has adopted Rule 12d1-4 under the 1940 Act. Each Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, a Fund to invest in other registered investment companies and other registered investment companies to invest in such Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

Financial Highlights

The Funds are new and have no performance history as of the date of this prospectus. Financial information is therefore not available.

REX ETF TRUST

REX AAPL Growth & Income ETF (AAII)	REX LLY Growth & Income ETF (LLII)
REX AMD Growth & Income ETF (AMII)	REX MARA Growth & Income ETF (MAII)
REX AMZN Growth & Income ETF (AMZI)	REX META Growth & Income ETF (METI)
REX ASML Growth & Income ETF (ASMI)	REX MSFT Growth & Income ETF (MSFI)
REX AVGO Growth & Income ETF (AVGI)	REX NFLX Growth & Income ETF (NFLI)
REX BABA Growth & Income ETF (BABI)	REX NOW Growth & Income ETF (NOWI)
REX BKNG Growth & Income ETF (BKNI)	REX O Growth & Income ETF (OIII)
REX BRK.B Growth & Income ETF (BRII)	REX PLTR Growth & Income ETF (PLTI)
REX CEPT Growth & Income ETF (CEII)	REX RGTI Growth & Income ETF (RGII)
REX CRWD Growth & Income ETF (CRWI)	REX SMCI Growth & Income ETF (SMII)
REX CRWV Growth & Income ETF (CWII)	REX SMR Growth & Income ETF (NUII)
REX DKNG Growth & Income ETF (DKII)	REX SNOW Growth & Income ETF (SNOI)
REX GME Growth & Income ETF (GMII)	REX TEM Growth & Income ETF (TEMI)
REX GOOGL Growth & Income ETF (GOII)	REX TLT Growth & Income ETF (TLII)
REX HOOD Growth & Income ETF (HOII)	REX TSM Growth & Income ETF (TSII)
REX IBIT Growth & Income ETF (IBIU)	REX UNH Growth & Income ETF (UNHI)
REX IONQ Growth & Income ETF (INQI)	REX WMT Growth & Income ETF (WMTI)
REX JPM Growth & Income ETF (JPMI)

For more detailed information on a Fund, several additional sources of information are available to you. Each Fund’s SAI, incorporated by reference into this prospectus, contains detailed information on a Fund’s policies and operation. Additional information about each Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In each Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted a Fund’s performance during the last fiscal year. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements. Each Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at 1-800-617-0004, on a Fund’s website at www.rexshares.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding a Fund, including the SAI and Codes of Ethics adopted by the Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding a Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

REX ETF Trust

777 Brickell Avenue, Suite 500

Miami, Florida 33131

1-800-617-0004

www.rexshares.com

SEC File No. 333-283221

811-24023

REX ETF TRUST

Statement of Additional Information

REX AAPL Growth & Income ETF (AAII)	REX LLY Growth & Income ETF (LLII)
REX AMD Growth & Income ETF (AMII)	REX MARA Growth & Income ETF (MAII)
REX AMZN Growth & Income ETF (AMZI)	REX META Growth & Income ETF (METI)
REX ASML Growth & Income ETF (ASMI)	REX MSFT Growth & Income ETF (MSFI)
REX AVGO Growth & Income ETF (AVGI)	REX NFLX Growth & Income ETF (NFLI)
REX BABA Growth & Income ETF (BABI)	REX NOW Growth & Income ETF (NOWI)
REX BKNG Growth & Income ETF (BKNI)	REX O Growth & Income ETF (OIII)
REX BRK.B Growth & Income ETF (BRII)	REX PLTR Growth & Income ETF (PLTI)
REX CEPT Growth & Income ETF (CEII)	REX RGTI Growth & Income ETF (RGII)
REX CRWD Growth & Income ETF (CRWI)	REX SMCI Growth & Income ETF (SMII)
REX CRWV Growth & Income ETF (CWII)	REX SMR Growth & Income ETF (NUII)
REX DKNG Growth & Income ETF (DKII)	REX SNOW Growth & Income ETF (SNOI)
REX GME Growth & Income ETF (GMII)	REX TEM Growth & Income ETF (TEMI)
REX GOOGL Growth & Income ETF (GOII)	REX TLT Growth & Income ETF (TLII)
REX HOOD Growth & Income ETF (HOII)	REX TSM Growth & Income ETF (TSII)
REX IBIT Growth & Income ETF (IBIU)	REX UNH Growth & Income ETF (UNHI)
REX IONQ Growth & Income ETF (INQI)	REX WMT Growth & Income ETF (WMTI)
REX JPM Growth & Income ETF (JPMI)

October 24, 2025

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated October 24, 2025, as it may be revised from time to time (the “Prospectus”), for each of the funds set forth above (each a “Fund,” and together, the “Funds”), each a series of the REX ETF Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust at REX ETF Trust, 777 Brickell Avenue, Suite 500, Miami, Florida 33131, or by calling toll-free at 1-800-617-0004. You may also obtain a Prospectus by visiting the Funds’ website at www.rexshares.com.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

General Description of the Trust and the Funds

The Trust was organized as a Delaware statutory trust on October 24, 2024, and is authorized to issue an unlimited number of shares in one or more series. The Trust is an open-end management investment company, registered under the 1940 Act. This SAI relates solely to the Funds, which are “non-diversified” as that term is defined in the 1940 Act. Each Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

REX Advisers, LLC serves as each Fund’s investment adviser (“REX Advisers” or the “Adviser”). Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”).

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders. Subject to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, a shareholder of a Fund may bring a derivative action on behalf of the Trust only if the shareholder first makes a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such action is excused. A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a material personal financial interest in the action at issue. A Trustee shall not be deemed to have a material personal financial interest in an action or otherwise be disqualified from ruling on a shareholder demand by virtue of the fact that such Trustee receives remuneration from his or her service on the Board of Trustees or on the boards of one or more investment companies with the same or an affiliated investment adviser or underwriter.

Each Fund’s shares (“Fund Shares”) list and principally trade on Cboe BZX Exchange, Inc. (the “Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above a Fund’s net asset value (“NAV”). ETFs, such as the Funds, do not sell or redeem an individual Fund Shares. Instead, a Fund offers, issues and redeems Fund Shares at NAV only in aggregations of a specified number of Fund Shares (each a “Creation Unit”). Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with a Fund or the Distributor to purchase and redeem a Fund’s Shares directly with a Fund in Creation Units in exchange for the securities comprising a Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below a Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with a Fund a “basket” of securities and/or other assets identified by a Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of a Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, a Fund may utilize baskets that are not representative of a Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

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Exchange Listing and Trading

Fund Shares are listed for trading, and trade throughout the day, on the Exchange and in other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Fund Shares from listing and trading upon termination of a Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Fund Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

Investment Objective and Policies

The Prospectus describes the investment objective and certain policies of each Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of a Fund.

Each Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of a Fund:

(1)	A Fund may not issue senior securities, except as permitted under the 1940 Act

(2)	A Fund may not borrow money, except as permitted under the 1940 Act.

(3)	A Fund will not underwrite the securities of other issuers except to the extent a Fund may be considered an underwriter under the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

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(4)	A Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	A Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(7)	A Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except that each Fund will concentrate in the industry or group of industries to which the applicable Underlying Security is assigned. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

For purposes of these limitations, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, a Fund is not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of such Fund’s total assets is at least 300% of the principal amount of all of such Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of a Fund’s total assets). In the event that such asset coverage shall at any time fall below 300%, such Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit a Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then a Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

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For purposes of applying restriction (5) above, a Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under a Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of a Fund’s total assets.

With respect to the fundamental policies relating to concentration set forth in restriction (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in restriction (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to a Fund’s industry classifications, a Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by a Fund’s management. The policy also will be interpreted to give broad authority to a Fund as to how to classify issuers within or among industries.

For purposes of restriction (7) above, the applicable “Underlying Security” means such security a Fund generally seeks to provide targeted leveraged investment return exposure to, as listed in each Fund’s Prospectus. Currently, each Fund’s Underlying Security is listed in the table below:

Fund	Underlying Security
REX AAPL Growth & Income ETF	Common Stock of Apple Inc.
REX AMD Growth & Income ETF	Common Stock of Advanced Micro Devices, Inc.
REX AMZN Growth & Income ETF	Common Stock of Amazon.com, Inc.
REX ASML Growth & Income ETF	Depositary Receipt of ASML Holding N.V
REX AVGO Growth & Income ETF	Common Stock of Broadcom Inc.
REX BABA Growth & Income ETF	American Depositary Receipt (“ADR”) of Alibaba Group Holding Limited
REX BKNG Growth & Income ETF	Common Stock of Booking Holdings Inc.
REX BRK.B Growth & Income ETF	Common Stock (Class B) of Berkshire Hathaway Inc.
REX CEPT Growth & Income ETF	Common Stock of Cantor Equity Partners II, Inc.
REX CRWD Growth & Income ETF	Common Stock of CrowdStrike Holdings, Inc.
REX CRWV Growth & Income ETF	Common Stock of CoreWeave, Inc.
REX DKNG Growth & Income ETF	Common Stock of DraftKings Inc.

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Fund	Underlying Security
REX GME Growth & Income ETF	Common Stock of GameStop Corp.
REX GOOGL Growth & Income ETF	Common Stock (Class A) of Alphabet Inc.
REX HOOD Growth & Income ETF	Common Stock of Robinhood Markets, Inc.
REX IBIT Growth & Income ETF	iShares Bitcoin Trust ETF
REX IONQ Growth & Income ETF	Common Stock of IonQ, Inc.
REX JPM Growth & Income ETF	Common Stock of JPMorgan Chase & Co.
REX LLY Growth & Income ETF	Common Stock of Eli Lilly and Company
REX MARA Growth & Income ETF	Common Stock of MARA Holdings, Inc.
REX META Growth & Income ETF	Common Stock of Meta Platforms, Inc.
REX MSFT Growth & Income ETF	Common Stock of Microsoft Corp.
REX NFLX Growth & Income ETF	Common Stock of Netflix, Inc.
REX NOW Growth & Income ETF	Common Stock of ServiceNow, Inc.
REX O Growth & Income ETF	Common Stock of Realty Income Corporation
REX PLTR Growth & Income ETF	Common Stock of Palantir Technologies Inc.
REX RGTI Growth & Income ETF	Common Stock of Rigetti Computing, Inc.
REX SMCI Growth & Income ETF	Common Stock of Super Micro Computer, Inc.
REX SMR Growth & Income ETF	Common Stock of NuScale Power Corporation
REX SNOW Growth & Income ETF	Common Stock of Snowflake Inc.
REX TEM Growth & Income ETF	Common Stock of Tempus AI, Inc.
REX TLT Growth & Income ETF	iShares 20+ Year Treasury Bond ETF
REX TSM Growth & Income ETF	American Depositary Receipt (“ADR”) of Taiwan Semiconductor Manufacturing Company Limited
REX UNH Growth & Income ETF	Common Stock of UnitedHealth Group Incorporated
REX WMT Growth & Income ETF	Common Stock of Walmart Inc.

The foregoing fundamental policies of a Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of such Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a Fund, such matter shall be deemed to have been effectively acted upon with respect to a Fund if a majority of the outstanding voting securities of such Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

In addition to the foregoing fundamental policies, a Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

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Investment Strategies

The following information supplements the discussion of each Fund’s investment objective, policies and strategies that appear in the Prospectus.

Each Fund is an actively managed ETF that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to the Underlying Security by entering into financial instruments on the Underlying Security, including options contracts and/or swap agreements, as well as directly purchasing shares of the Underlying Security. To the extent available, the Fund may also invest in exchange-traded funds that provide leveraged exposure to the Underlying Security (“Leveraged ETFs”).

Each Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of the Underlying Security, investments that provide exposure to the Underlying Security or income-producing investments tied to the Underlying Security. The Underlying Security is considered a growth company because it is either included within a third-party growth index, or according to the Adviser, exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

Types of Investments

Equity Securities. Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of the Fund Shares to decline.

An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

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Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Options Contracts. A Fund will buy and write (sell) options on securities, indexes and other assets for the purpose of realizing its investment objective. By buying a call option, a Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option at the exercise price. By writing (selling) a call option a Fund becomes obligated during the term of the option to sell the asset underlying the option at the exercise price if the option is exercised; conversely, by buying a put option, a Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the asset underlying the option at the exercise price if the option is exercised. Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset (or closing level of the index, as the case may be) upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset (or closing price level of the index, as the case may be) and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

In the case of cleared options, in order to secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying asset or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), a clearing agency created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees performance by the other side of the transaction. Pursuant to relevant regulatory requirements, a Fund is required to agree in writing to be bound by the rules of the OCC. The principal reason for a Fund to write call options on assets held by a Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying assets alone.

If a Fund that writes an option wishes to terminate a Fund’s obligation, a Fund may effect a “closing purchase transaction.” A Fund accomplishes this by buying an option of the same series as the option previously written by a Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” A Fund accomplishes this by selling an option of the same series as the option previously purchased by a Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by a Fund if the premium, plus commission costs, paid by a Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by a Fund on the sale of the call or the put option. A Fund also will realize a gain if a call or put option which a Fund has written lapses unexercised, because a Fund would retain the premium.

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Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a Fund. If an options market were to become unavailable, a Fund would be unable to realize its profits or limit its losses until a Fund could exercise options it holds, and a Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Securities self-regulatory organizations (e.g., the exchanges and the Financial Industry Regulatory Authority (“FINRA”)) have established limitations governing the maximum number of call or put options of certain types that may be bought or written (sold) by a single investor, whether acting alone or in concert with others. These position limits may restrict the number of listed options which a Fund may buy or sell. While a Fund is not directly subject to these rules, as a result of rules applicable to the broker-dealers with whom a Fund transacts in options, it is required to agree in writing to be bound by relevant position limits.

FLEX Options. A Fund will also utilize FLEX Options. FLEX Options are a type of listed options contract with uniquely customizable terms that allow investors to customize key terms like style, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

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Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Swap Agreements. The Funds may enter into swap agreements. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. The Funds may enter into swaps to invest in a market without owning or taking physical custody of securities. For example, in one common type of total return swap, a Fund’s counterparty will agree to pay a Fund the rate at which the specified asset or indicator (e.g., an ETF, or securities comprising a benchmark index, plus the dividends or interest that would have been received on those assets) increased in value multiplied by the relevant notional amount of the swap. A Fund will agree to pay to the counterparty an interest fee (based on the notional amount) and the rate at which the specified asset or indicator decreased in value multiplied by the notional amount of the swap, plus, in certain instances, commissions or trading spreads on the notional amount. As a result, the swap has a similar economic effect as if a Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to a Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by a Fund on the notional amount. However, unlike cash investments in the underlying assets, a Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, a Fund may not acquire any “illiquid investment” if, immediately after the acquisition, a Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that a Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, a Fund must take this determination into account when classifying the liquidity of that investment or asset class.

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In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by a Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in a Fund’s portfolio become illiquid, a Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause a Fund to exceed this limit, a Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force a Fund to liquidate any portfolio instrument where a Fund would suffer a loss on the sale of that instrument.

Short-Term Instruments and Temporary Investments. A Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity, in connection with collateral received by a Fund in its securities lending activities, or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor’s® Financial Services LLC, a subsidiary of S&P Global, Inc., or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by a Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

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Portfolio Turnover

Each Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a Fund’s investment portfolio that is bought and sold during a year is known as a Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if a Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by a Fund of increased brokerage costs, expenses and taxes.

As of the date of this SAI, each Fund has not yet commenced operations and therefore does not have any portfolio turnover information available.

Investment Risks

Overview

An investment in a Fund should be made with an understanding of the risks that an investment in a Fund’s Shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of a Fund may decline. A Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in a Fund is not predictive of their future performance.

Borrowing and Leverage Risk

When a Fund borrows money, it must pay interest and other fees, which will reduce a Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, a Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. A Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce a Fund’s asset coverage to less than the prescribed amount.

Covered Call Option Risk

By writing covered call options in return for the receipt of premiums, a Fund will give up the opportunity to benefit from potential increases in the value of the reference asset above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the reference asset. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the reference asset over time.

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The covered call strategy may be subject to imperfect matching or price correlation between the written options and the reference asset, which could reduce a Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the reference asset is halted). If trading is suspended, a Fund may be unable to write or purchase options at times that may be desirable or advantageous to a Fund to do so. If a Fund is unable to extinguish the option position before exercise, a Fund may be required to deliver the corresponding shares of the reference asset, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the reference asset or selling the corresponding options at a less favorable price than a Fund might have received had the options been extinguished. A Fund uses options which are struck on a frequent basis, and the timing of changes in the price of the reference asset may affect a Fund’s performance. For example, if the reference asset experiences a drop in price followed by a quick rebound, a Fund may be unable to fully participate in the rebound if the rebound occurs immediately after a Fund’s roll date. In addition, if trading is suspended, a Fund may be unable to purchase an offsetting option for purposes of closing out an existing written option at the originally scheduled time and date.

Current Market Conditions Risk

Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, the Federal Reserve and certain foreign central banks have historically raised interest rates, which may negatively impact the performance of securities held by a Fund. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact a Fund, and any regulatory changes could adversely impact a Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on a Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, in February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of a Fund’s assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of a Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of a Fund’s portfolio investments and could result in disruptions in the trading markets.

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Cybersecurity Risk

A Fund is susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to a Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of a Fund’s third party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which a Fund invests, can also subject a Fund to many of the same risks associated with direct cybersecurity breaches. A Fund has established risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially because a Fund does not directly control the cybersecurity systems of issuers or third party service providers.

Equity Securities Risk

Equity securities are subject to changes in value, and their values. may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

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Derivatives Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when a Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, a Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of Fund Shares and can result in losses that exceed the amount originally invested. The success of the Advisor’s derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

1.	Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose a Fund to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers’ ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers’ judgment that the derivative transaction will provide value to a Fund and its shareholders and is consistent with a Fund’s objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of a Fund’s overall investments and investment objective.

2.	Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or over-the-counter (“OTC”) derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, a Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to a Fund. A Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

3.	Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

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4.	Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. A Fund might be required to maintain segregated accounts and/or make margin payments when taking positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair a Fund’s ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

5.	Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

6.	Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Issuer-Specific Investing Risks

Each Fund will have significant exposure to its Underlying Security through its investments in financial instruments that utilize that security as the reference asset. Accordingly, each Fund will be subject to the risks of that security.

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Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (i.e., the Underlying Security), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Underlying Security Performance Risk

The Underlying Security may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of the Underlying Security to decline. The Underlying Security may provide guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance the Underlying Security may provide may not ultimately be accurate. If the Underlying Security’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of the Underlying Security could decline significantly.

Underlying Security Trading Risk

The trading price of the Underlying Security may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for companies such as the Underlying Security in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of the Underlying Security may be traded by short sellers which may put pressure on the supply and demand for the Underlying Security, further influencing volatility in its market price. Public perception and other factors outside of the control of the Underlying Security may additionally impact the Underlying Security’s price due to the Underlying Security garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Any judgment against the Underlying Security, or any future stockholder litigation, could result in substantial costs and a diversion of the management of the Underlying Security’s attention and resources. If the Underlying Security’s trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Equity Securities Risk

Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

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Options Contracts Risk

The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of a Fund’s portfolio manager to forecast market movements correctly. The prices of options are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As a seller (writer) of a put option, the seller will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the seller will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the buyer risks losing the entire premium invested in the option if the buyer does not exercise the option. The effective use of options also depends on a Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Options may also involve the use of leverage, which could result in greater price volatility than other markets.

Swap Agreements Risk

The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from a Fund’s direct investments in securities. Transactions in swaps can involve greater risks than if a Fund had invested in the reference assets directly since, in addition to general market risks, swaps may be leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. However, certain risks may be reduced (but not eliminated) if a Fund invests in cleared swaps. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. Because bilateral swap agreements are two-party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result insignificant losses.

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Liquidity Risk

The Funds may have investments that they may not be able to dispose of or close out readily at a favorable time or price (or at all), or at a price approximating a Fund’s valuation of the investment. For example, certain investments may be subject to restrictions on resale, may trade over-the-counter or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for a Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. If a Fund needed to sell a large block of illiquid securities to meet shareholder redemption request or to raise cash, these sales could further reduce the securities’ prices and adversely affect performance of a Fund. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities.

Trading Issues Risk

Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in Fund Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in Fund Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. A Fund may have difficulty maintaining its listing on the Exchange in the event a Fund’s assets are small or a Fund does not have enough shareholders.

Valuation Risk

The Funds may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, maybe subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that a Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by a Fund at that time. A Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

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Management of the Funds

Trustees and Officers

The general supervision of the duties performed for the Funds under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of REX Advisers or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Funds, choose the Trust’s officers and hired the Funds’ investment adviser. Each Trustee, except for Greg King, is an Independent Trustee. Greg King is deemed an Interested Trustee of the Trust. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Interested Trustee(1)
Greg King Year of Birth: 1974	Interested Trustee	Since 2025	Chief Executive Officer, REX Shares, LLC (2015-present); Chief Executive Officer, REX Financial LLC (2015-present); Chief Executive Officer, Osprey Funds, LLC (2019-present)	39	None.
Independent Trustees
Jason Lu Year of Birth: 1987	Trustee	Since 2025	Chief Operating Officer, Ransky Capital LLC (2023-present); Chief Investment Officer, Komodo Bay Capital Management Inc. (2020-present); Trader, 4170 Trading (2018-2020)	39	Director, Athena Bitcoin Global (2020-2023, 2024-present); Director, GlobalStake, LLC (2022-present); Director, AK Hospitality Group, LLC (2023-2024); Director, Vaultminer Technology Corp. (2021-2024);
Ian Merrill Year of Birth: 1970	Trustee	Since 2025	Chief Revenue Officer, MerQube, Inc. (2024-present); Senior Business Advisor, PEO Partners, LLC (2023-present); President, SCG Asset Management LLC (2022-2024); Global Head of Equities Structuring and Managing Director, Barclays Corporate & Investment Bank (2006-2023)	39	Director, Simon Investments LLC (2019-2022)

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Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Richard Shorten Year of Birth: 1967	Trustee	Since 2025	Founder and Managing Member, Silvermine Capital Advisors, LLC (2020-present); Chief Executive Officer and Manager, GlobalStake, LLC (2020-present); Managing Member, Lucky Friday Labs, LLC (2020-present)	39	Director, ePublishing, LLC (2020-present); Director, BeaconLive, LLC (2020-present)
Officers
Greg King Year of Birth: 1974	Chief Executive Officer; President	Since 2025	Chief Executive Officer, REX Shares, LLC (2015-present); Chief Executive Officer, REX Financial LLC (2015-present); Chief Executive Officer, Osprey Funds, LLC (2019-present)	39	None.
Robert Rokose Year of Birth: 1970	Chief Financial Officer; Chief Accounting Officer; Treasurer	Since 2025	Chief Financial Officer, Osprey Funds, LLC (2020-present); Chief Financial Officer, REX Shares, LLC (2020-present)	39	None.
Greg Collett Year of Birth: 1971	Secretary	Since 2025	General Counsel, REX Financial LLC (2024-present); General Counsel, SwapGlobal (2022-2024); President, BlockFi (2021-2022); Head of Investment Products, BlockFi (2021); Director, World Gold Council (2014-2020)	39	None.
Soth Chin Year of Birth: 1966	Chief Compliance Officer	Since 2025	Managing Member, Fit Compliance, LLC (financial services compliance and consulting firm) (2016-present)	39	None.
(1)	Greg King is deemed an “interested person” of the Trust, as defined by the 1940 Act, due to his position at REX Financial, Inc., the parent company of the Adviser.

Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the REX Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Funds and is anticipated to serve as a trustee for future funds issued by the Trust (each, a “REX Fund” and collectively, the “REX Fund Complex”). None of the Trustees who are not “interested persons” of the Trust, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, REX Advisers or any of its affiliates. Greg King, an Interested Trustee, serves as the Chairman of the Board of Trustees for each fund in the REX Fund Complex.

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The same four persons serve as Trustees on the Board of Trustees and are anticipated to serve on the Board of Trustees of all other funds in the REX Fund Complex. The unitary board structure was adopted for the REX Fund Complex because of the efficiencies it achieves with respect to the governance and oversight of the REX Funds. Each REX Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the REX Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the REX Funds, including among any such exchange-traded funds, the Board of Trustees of the REX Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all REX Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee a Fund’s business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the REX Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the REX Fund Complex as a whole.

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Funds, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review the Funds’ performance. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating Committee and the Audit Committee.

The Nominating Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. Jason Lu, Ian Merrill and Richard Shorten are members of the Nominating Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of a Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of a Fund should mail such recommendation to REX ETF Trust, 777 Brickell Avenue, Suite 500, Miami, Florida 33131. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all Fund Shares owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Exchange Act of 1934 (the “1934 Act”); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of a Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for a Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee.

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The Audit Committee is responsible for overseeing the Funds’ accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Jason Lu, Ian Merrill and Richard Shorten serve on the Audit Committee.

Risk Oversight

As part of the general oversight of the Funds, the Board of Trustees is involved in the risk oversight of the Funds. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Funds’ risks. Oversight of investment and compliance risk, including, if applicable, oversight of any sub-adviser, is performed primarily at the Board of Trustees level in conjunction with the Trust’s Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer.

The Board of Trustees has appointed a CCO who oversees the implementation and evaluation of the Funds’ compliance program. Soth Chin of Fit Compliance, LLC serves as CCO and Anti-Money Laundering Officer of the Trust. In a joint effort between the Trust and Fit Compliance, LLC to ensure the Trust complies with Rule 38a-1 under the 1940 Act, Fit Compliance, LLC has agreed to render services to the Trust by entering into a Chief Compliance Officer Support Agreement (the “CCO Support Agreement”) with the Trust. Pursuant to the CCO Support Agreement, Fit Compliance, LLC designates, subject to the Trust’s approval, one of its own employees to serve as CCO of the Trust within the meaning of Rule 38a-1. Soth Chin currently serves in such capacity under the terms of the CCO Support Agreement.

Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Funds’ and the service providers’ compliance policies and procedures at each quarterly Board of Trustees meeting and receives an annual report from the CCO regarding the operations of the Funds’ and the service providers’ compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Funds’ major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Funds’ risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating Committee monitors all matters related to the corporate governance of the Trust.

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Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Funds or the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals. As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Interested Trustee.

Mr. King is the founder and Chief Executive Officer of REX Financial LLC. Mr. King is also the Chief Executive Officer of REX Shares, LLC and Osprey Funds, LLC, and was previously the Chief Executive Officer and co-founder of VelocityShares. As the creator of several industry innovations, including filing a patent for the first exchange-traded note in 2006 for Barclays, Mr. King has created and launched over 100 exchange-traded funds and exchange-traded notes for Barclays, Credit Suisse, Global X Funds. He has an M.B.A. from University of California, Davis and is a CFA Charterholder.

Independent Trustees.

Mr. Lu has several years of experience in trading and investing in various asset classes, including crypto, commodities, and fixed income. He is currently the Chief Investment Officer of Komodo Bay Capital Management Inc., a private investment advisory firm based in Miami, and the Chief Operating Officer and Partner of Ransky Capital LLC, a proprietary trading firm with locations in Chicago, Miami, and Spain. He is also a board member of GlobalStake, LLC, a blockchain technology company, and Athena Bitcoin Global, a crypto ATM network. He previously served on the board of directors of Vaultminer Technology Corp, a crypto mining company, and AK Hospitality Group, LLC, a restaurant and hotel operator. He was formerly a trader at 4170 Trading, a crypto and traditional financial products trading firm, Old Mission Capital, LLC and Old Mission Markets LLC, a broker dealer and market maker, and MSR Investments, a commodity trading advisor. He graduated from the University of Illinois Urbana-Champaign in 2008 with a dual degree in Electrical Engineering and Economics.

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Mr. Merrill is the Chief Revenue Officer of MerQube, Inc., a FinTech company that provides data and analytics solutions for the financial services industry. He is also a Senior Business Advisor to PEO Partners, LLC, a professional employer organization that offers human resources and payroll services to small and medium-sized businesses. From February 2022 to September 2024, he was the President of SCG Asset Management LLC, a registered investment adviser that specialized in alternative investments and private equity. Prior to that, he spent over 16 years at Barclays New York, where he held various senior roles in the markets division, including managing director and head of the U.S. structured products group. He also served as a member of the board of directors of Simon Investments LLC, a digital platform for alternative investments, until its sale to iCapital in August 2022. Mr. Merrill is a lawyer in good standing in the State of New York since April 2001 and has experience in corporate and derivatives law. He is also a registered representative with FINRA and holds Series 7, 63 and 24 licenses. Mr. Merrill earned a J.D. from Harvard Law School and a B.A. in Economics from Yale University.

Mr. Shorten has over 25 years of experience in the fields of investment management, blockchain technology, digital media and corporate law. He is the founder and managing member of Silvermine Capital Advisors, LLC, which manages several private funds and accounts focused on blockchain and digital assets. He is also the Chief Executive Officer and manager of GlobalStake, LLC, a blockchain and AI infrastructure provider, and the managing member of Lucky Friday Labs, LLC, a blockchain development company. In addition, he is a co-owner and director of ePublishing, LLC, a digital publishing enablement company, and a director of BeaconLive, LLC, a continuing legal education and webinar services company. Prior to founding Silvermine Capital Advisors in 2017, he served on the board of directors of five public companies. He began his career as a corporate finance and mergers and acquisitions attorney at Cravath Swaine and Moore, where he worked from 1992 to 1996. He holds a J.D. from Rutgers Law School and a B.A. in Economics and French from Colgate University.

Each Independent Trustee is paid a fixed annual retainer of $12,000. These fees will be allocated equally among each Fund in the REX Fund Complex. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings.

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The following table sets forth the estimated compensation to be earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Funds and the estimated aggregate compensation to be paid to them for services to the REX Fund Complex for the fiscal year ended December 31, 2025. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by REX Advisers.

Name of Trustee	Estimated Compensation from The Funds	Estimated Total Compensation from the REX Fund Complex
Jason Lu	$10,770	$12,000
Ian Merrill	$10,770	$12,000
Richard Shorten	$10,770	$12,000

The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Funds and all funds overseen by the Trustees in the REX Fund Complex as of October 24, 2025:

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the REX Fund Complex
Interested Trustee
Greg King	N/A	N/A
Independent Trustees
Jason Lu	N/A	N/A
Ian Merrill	N/A	N/A
Richard Shorten	N/A	N/A

Greg King, the Chief Executive Officer of REX Shares LLC and REX Financial LLC, both of which are entities under common control with the Adviser, served as a board member to GlobalStake, LLC from August 2022 to his resignation in May 2025. Richard Shorten, an Independent Trustee of the Trust, serves as the Chief Executive Officer and Manager of GlobalStake, LLC.

As of October 24, 2025, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Funds or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds.

As of October 24, 2025, the officers of the Trust and Trustees, in the aggregate, owned less than 1% of the shares of the Funds.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

Investment Adviser and Other Service Providers

Investment Adviser. REX Advisers, LLC (“REX Advisers” or the “Adviser”), 1241 Post Road, Second Floor, Fairfield, Connecticut 06824, is the investment adviser for the Funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a Delaware limited liability company and was organized in 2023.

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Pursuant to an investment management agreement between the Adviser and the Trust, on behalf of each Fund (the “Investment Management Agreement”), the Adviser manages the investment of each Fund’s assets and is responsible for paying all expenses of each Fund, excluding the fee payments under the Investment Management Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. Each Fund has agreed to pay the Adviser an annual management fee equal to a percentage of its daily net assets, as detailed in the below table.

Fund	Management Fee
REX AAPL Growth & Income ETF	0.99%
REX AMD Growth & Income ETF	0.99%
REX AMZN Growth & Income ETF	0.99%
REX ASML Growth & Income ETF	0.99%
REX AVGO Growth & Income ETF	0.99%
REX BABA Growth & Income ETF	0.99%
REX BKNG Growth & Income ETF	0.99%
REX BRK.B Growth & Income ETF	0.99%
REX CEPT Growth & Income ETF	0.99%
REX CRWD Growth & Income ETF	0.99%
REX CRWV Growth & Income ETF	0.99%
REX DKNG Growth & Income ETF	0.99%
REX GME Growth & Income ETF	0.99%
REX GOOGL Growth & Income ETF	0.99%
REX HOOD Growth & Income ETF	0.99%
REX IBIT Growth & Income ETF	0.99%
REX IONQ Growth & Income ETF	0.99%
REX JPM Growth & Income	0.99%
REX LLY Growth & Income ETF	0.99%
REX MARA Growth & Income ETF	0.99%
REX META Growth & Income ETF	0.99%

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Fund	Management Fee
REX MSFT Growth & Income ETF	0.99%
REX NFLX Growth & Income ETF	0.99%
REX NOW Growth & Income ETF	0.99%
REX O Growth & Income ETF	0.99%
REX PLTR Growth & Income ETF	0.99%
REX RGTI Growth & Income ETF	0.99%
REX SMCI Growth & Income ETF	0.99%
REX SMR Growth & Income ETF	0.99%
REX SNOW Growth & Income ETF	0.99%
REX TEM Growth & Income ETF	0.99%
REX TLT Growth & Income ETF	0.99%
REX TSM Growth & Income ETF	0.99%
REX UNH Growth & Income ETF	0.99%
REX WMT Growth & Income ETF	0.99%

Under the Investment Management Agreement, the Adviser shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two-year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of a Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to a Fund.

The Adviser and the Trust have received an exemptive order from the SEC which exempts the Adviser and the Trust from certain of the shareholder approval requirements of Section 15(a) of the 1940 Act and allowed the Board, subject to certain conditions, to appoint a new, unaffiliated sub-adviser and approve a new investment sub-advisory agreement on behalf of the Trust without shareholder approval.

Portfolio Managers. Matthew Pelletier and Matthew Holcomb serve as the Funds’ portfolio managers and are primarily responsible for the day-to-day management of the Funds.

●	Matthew Pelletier, Lead Portfolio Manager of the Adviser. Matthew Pelletier is a portfolio manager of the Fund. Mr. Pelletier joined an affiliate of the Adviser in 2021 as Managing Director of Portfolio Management. Previously, he held positions in Fixed Income Sales and Trading at BNP Paribas, Bank of the West and Susquehanna International Group. Mr. Pelletier has more than 20 years of experience in Banking and Financial Services. Mr. Pelletier earned an MBA from the University of California at Davis.

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●	Matthew Holcomb, Senior Vice President, Senior Trader and Portfolio Manager of the Adviser. Matthew Holcomb is a portfolio manager of the Fund. Mr. Holcomb joined Adviser in 2025 as Senior Vice President, Senior Trader and Portfolio Manager. Previously, he was the Senior Trader, Portfolio Manager, and Business Leader for Ridgefield Capital Asset Management for over 20 years. Mr. Holcomb has more than 20 years of experience in Banking and Financial Services.

Portfolio Manager Compensation. The portfolio managers do not receive any special or additional compensation from the Adviser for their services as portfolio managers. Each portfolio manager’s compensation is based solely on the overall financial operating results of the Adviser. Each portfolio manager’s compensation is not directly linked to the Funds’ performance, although positive performance and growth in managed assets are factors that may contribute to the Adviser’s distributable profits and assets under management.

Portfolio Manager Ownership of a Fund’s Shares. As of October 24, 2025, none of the portfolio managers beneficially owned a Fund’s Shares.

Other Accounts Managed by the Portfolio Managers. In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts managed by the portfolio managers listed below are subject to performance based advisory fees. The information below is provided as of August 31, 2025.

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)
Matthew Pelletier	2	$223.1	5	$380.4	0	$0
Matthew Holcomb	2	$223.1	0	$0	0	$0

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Transfer Agent, Administrator and Fund Accountant. U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“USBGFS” or the “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent, administrator and fund accountant.

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Pursuant to a fund administration servicing agreement, transfer agent servicing agreement and fund accounting servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of a Fund’s Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on a Fund’s average daily net assets, subject to a minimum annual fee. USBGFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

Custodian. Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North Rivercenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian of the Funds’ assets. U.S. Bank holds and administers the assets in a Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. U.S. Bank also is entitled to certain out-of-pocket expenses.

The net proceeds that a Fund receives pursuant to its short sale of options contracts may be retained by a Fund’s prime broker(s) (or by a Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.

Distributor. The Trust and Foreside Fund Services, LLC (the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes a Fund’s Shares. Fund Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Fund Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in the section entitled “Creation and Redemption of Creation Units”) or DTC participants (as defined below).

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The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of a Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Fund Shares or by a vote of a majority of its Board of Trustees (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Since the inception of each Fund, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for a Fund for that period.

Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to a Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to a Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including a Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by a Fund and, thus, do not result in increased a Fund’s expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of a Fund’s Prospectus and they do not change the price paid by investors for the purchase of a Fund’s Shares or the amount received by a shareholder as proceeds from the redemption of a Fund’s Shares.

Such compensation may be paid to Intermediaries that provide services to a Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy a Fund’s Shares.

Distribution and Service Plan. The Board of Trustees has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act (Rule 12b-1), which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board of Trustees.

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Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Fund Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that a Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of Fund Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of a Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of a Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of a Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of a Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of a Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Fund Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Fund Shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

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Aggregations. Fund Shares in amounts less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of a Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of a Fund’s Shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

Brokerage Allocations

The Adviser is responsible for decisions to buy and sell securities for a Fund and for the placement of a Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business.

The Adviser owes a fiduciary duty to its clients (including a Fund) to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser also will use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include a Fund’s Authorized Participants or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu,” so long as such selection is in keeping with the foregoing policies. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of a Fund’s shareholders, e.g., for creation orders that facilitate the rebalance of a Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute a Fund’s portfolio transactions in connection with such orders.

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The Adviser may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: (i) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; (ii) cause clients to engage in more securities transactions than would otherwise be optimal; and (iii) only recommend brokers that provide soft dollar benefits.

The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser, effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Fund. The primary consideration is prompt execution of orders at the most favorable net price.

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Additional Information

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Fund Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all of Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in a Fund’s Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

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The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about a Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. A Fund’s portfolio holdings are publicly disseminated each day a Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for a Fund’s Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of a Fund. A Fund’s portfolio holdings are also available on its website at www.rexshares.com. The Trust, Adviser and the Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule. The Trust is required to disclose, on a quarterly basis, the complete schedule of a Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust discloses the complete schedule of a Fund’s portfolio holdings on Form N-CSR after its second and fourth quarters. Form N-PORT and Form N-CSR for the Trust is available on the SEC’s website at https://www.sec.gov. A Fund’s Form N-PORT and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-PORT and Form N-CSR are available without charge, upon request, by calling 1-800-617-0004 or by writing to REX ETF Trust, 777 Brickell Avenue, Suite 500, Miami, Florida 33131.

Codes of Ethics. In order to mitigate the possibility that a Fund will be adversely affected by personal trading, the Trust, the Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by a Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

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Proxy Voting Policies and Procedures

The Board of Trustees has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser and has directed the Adviser to vote proxies consistent with the Funds’ best interests. The Adviser will vote such proxies in accordance with its proxy voting policies and procedures, which are included in Exhibit A to this SAI. The Board of Trustees will periodically review the Fund’s proxy voting record.

Information regarding how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on its website at www.rexshares.com, by calling 1-800-617-0004 or by accessing the SEC’s website at https://www.sec.gov.

Creation and Redemption of Creation Units

General. ETFs, such as the Funds, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

Each Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with a Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

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Basket Composition and Custom Baskets. Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

Each Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that a Fund utilized different baskets in transactions on the same Business Day.

Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of a Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

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The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro-rata, custom and forward-looking pro rata baskets are calculated by the Adviser and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than 2:00 p.m., Eastern Time, on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of a Fund as next determined on such date after receipt of the order in proper form. The Closing Time may be modified by a Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. At its discretion, a Fund may also require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual).

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Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for a Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

Creation Transaction Fees. A Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Redemption Transaction Fees. A Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

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Suspension of Creations. The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which a Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of such Fund’s Shares ordered, would own 80% or more of the currently outstanding shares of such Fund; (iii) the required consideration is not delivered; (iv) the acceptance of the basket would, in the opinion of such Fund, be unlawful; or (v) there exist circumstances outside the control of such Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting a Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. A Fund reserves the right to reject a creation order transmitted to it provided that such action does not result in a suspension of sales of creation units in contravention of 6c-11 and the SEC’s positions thereunder. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, a Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of baskets, nor shall any of them incur any liability for the failure to give any such notification.

Suspension of Redemptions. An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units. Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning Fund Shares. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

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This federal income tax summary is based in part on the advice of counsel to a Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel may not have been asked to review, and may not have reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in a Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of a Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by a Fund.

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As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, a Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, such Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions. Dividends paid out of a Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of such Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from a Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as a Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by such Fund itself.

The Funds will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. The Funds cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

Income from a Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from such Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by a Fund from certain domestic corporations may be reported by such Fund as being eligible for the dividends received deduction.

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Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. An election may be available to you to defer recognition of the gain attributable to a capital gain dividend if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements. Shareholders receiving distributions in the form of additional a Fund’s Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of a Fund on the reinvestment date. A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of such Fund Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund’s Shares will receive a report as to the value of those Fund’s Shares.

Sale or Exchange of Fund Shares. Upon the sale or other disposition of Fund Shares, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if Fund Shares have been held for more than one year. An election may be available to you to defer recognition of capital gain if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of a Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

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Nature of Fund Investments. Certain of the Funds’ investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause a Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Investments in Certain Non-U.S. Corporations. If a Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, such Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, a Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding. A Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide such Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders. U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

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In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from a Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by a Fund which are properly reported by such Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s shares in a Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

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Distributions from a Fund that are properly reported by such Fund as an interest-related dividend attributable to certain interest income received by such Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by such Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that such Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from a Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by such Fund which are properly reported by such Fund as undistributed capital gains and any gains realized upon the sale or exchange of such Fund’s Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Capital Loss Carryforward. Net capital gains of a Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Determination of Net Asset Value

The NAV per share of a Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by the total number of such Fund’s Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of a Fund is calculated and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

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In calculating a Fund’s NAV per Fund Share, such Fund’s investments are generally valued using market prices to the extent such market quotations are readily available. If market quotations are not readily available, including if market quotations are deemed to be unreliable by the Adviser, a Fund will fair value such investments and use the fair value to calculate such Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Adviser to perform the fair value determinations for a Fund’s portfolio holdings subject to the Board of Trustee’s oversight. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to a Fund’s portfolio holdings. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income of a Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of a Fund’s Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.

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Miscellaneous Information

Legal Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is legal counsel to the Trust.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Funds’ independent registered public accounting firm. Cohen & Company, Ltd. audits the Funds’ financial statements and performs other related audit services.

Performance Information

To obtain a Fund’s most current performance information, please call 1-800-617-0004 or visit a Fund’s website at www.rexshares.com. From time to time, a Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent a Fund’s past performance and should not be considered as representative of future results. A Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

Financial Statements

The Funds have not yet commenced investment operations; therefore, financial information is not available at this time.

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Exhibit A

PROXY VOTING POLICY AND PROCEDURES

REX ADVISERS, LLC

PROXY VOTING

Background

Proxy voting is an important right of investors and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. SEC-registered investment advisers that exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Investment Advisers Act of 1940 (“Advisers Act”) to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Policy

REX Advisers, LLC (“REX” or the “Advisor”), as a matter of policy and as a fiduciary obligation to our clients, maintains the responsibility for voting proxies for portfolio securities held by accounts in which it has discretionary authority. REX’s proxy voting policy must be approved by the Trust’s Board of Trustees in connection with registered investment companies (including REX Shares ETFs) it manages.

REX has delegated proxy voting matters to its Investment Committee where obligated to exercise proxy voting it the best interests of its clients (including ETFs and UCITS ETFs). REX maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our proxy policies and practices.

Procedures

As a fundamental practice, REX shall determine how to vote proxies based on our reasonable judgment of that vote insofar as what is most likely to produce favorable financial results for the clients or shareholders. In furtherance of this practice, REX has engaged Broadridge Investor Communication Solutions, Inc. (“Broadridge”) to obtain research and administrative support for its proxy voting obligations. Broadridge furnishes Proxy Policies & Insights Service modules (the “PPI Services”) that include access to access to its ProxyEdge® platform (which facilitates data flow and automated voting of proxy issues) and corporate governance voting instructions that are based on a data selection facilitated by REX. Broadridge, moreover, furnishes REX with website access to e-ballot and meeting information via proxyedge.com. Broadridge is not a proxy advisor and will not be making any recommendation as to the manner in which the Advisor should vote or the factors to consider when voting, on any matter, issue, candidate or ballot proposition.

A-1

Insofar as voting guidelines are concerned, REX will typically cast proxy votes in favor of proposals that maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer’s board of directors and management, and maintain or increase the rights of shareholders. Conversely, proxy votes will be cast against proposals having the opposite effect or in circumstances where (i) the cost of voting such proxy exceeds the expected benefit to the client; (ii) if the proxy authorizes a re-registration process imposing trading and transfer restrictions on the shares, commonly, referred to as “blocking.”

From time to time, it is possible that REX will decide (i) to vote shares held in client accounts differently from the vote of another client account holding the same security. Such actions may result from situations where clients are permitted to place reasonable restrictions on REX’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities; or (ii) to abstain from voting on behalf of client account(s) for good reason. For example, in the absence of specific voting guidelines from the client, REX will generally not vote proxies. If, however, REX elects to vote in these instances, REX’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client. REX may determine to abstain from voting a proxy if, in doing so, is not in the best interest of the client.

REX, in exercising its proxy voting obligations, will identify any conflicts that exist between the interests of the Adviser and the client by reviewing the relationship of REX with the issuer of each security to determine if REX or any of its Supervised Persons has any financial, business or personal relationship with the issuer. If a material conflict of interest exists, the Investment Committee will request that the Advisor’s Chief Compliance Officer (“CCO”) or General Counsel to advise whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means, such as, voting in a manner consistent with a predetermined voting guidelines (see above) or receiving an independent third party voting recommendation.

Recordkeeping

REX shall retain the following proxy voting records in a format and retention period as set forth in the Recordkeeping guidelines set forth in this Manual:

● Each proxy statement (which shall be maintained on the Advisor’s website or alternatively the Advisor’s website shall include instructions for investors to obtain the proxy voting records)

● Proxy Analysis Report, if applicable;

● Record of each vote cast or abstention (or “Ballot”) in a manner prescribed by the Proxy Voting Form.

● Documentation, if any, created that was material to making a decision how to vote proxies, or that memorializes that decision including periodic reports to the CCO, if applicable.

● Clerical or administrative records generated on behalf of the Advisor by the Proxy Support Vendor.

● Form N-PX.

This policy and related procedures shall be reviewed at least annually and revised accordingly to maintain alignment with SEC rules and REX’s practices.

A-2

REX ETF Trust

Part C – Other Information

Item 28.	Exhibits

Exhibit No.  Description

(a)	(1) Certificate of Trust, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on November 14, 2024.

(2) Agreement and Declaration of Trust of the Registrant, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(b)	By-Laws of the Registrant, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(c)	Not applicable

(d)	(1) Investment Management Agreement between the Registrant and REX Advisers, LLC, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(2) Amended Schedule A to Investment Management Agreement between the Registrant and REX Advisers, LLC, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on October 21, 2025.

(e)	(1) Distribution Agreement between the Registrant and Foreside Fund Services, LLC, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(2) Amended Exhibit A to Distribution Agreement between the Registrant and Foreside Fund Services, LLC, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on October 21, 2025.

(f)	Not Applicable

(g)	(1) ETF Custody Agreement between the Registrant and U.S. Bank National Association, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(2) Amended Exhibit A to ETF Custody Agreement between the Registrant and U.S. Bank National Association, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on October 21, 2025.

(h)	(1) Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(2) Amended Exhibit A to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on October 21, 2025.

(3) ETF Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(4) Amended Exhibit A to ETF Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on October 21, 2025.

(5) Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(6) Amended Exhibit A to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on October 21, 2025.

(7) Form of Subscription Agreement, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(8) Form of Authorized Participant Agreement, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(i)	Opinion of Legal Counsel (1)

(j)	Not Applicable

(k)	Not Applicable

(l)	Not Applicable

(m)	(1) Rule 12b-1 Distribution Plan, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(2) Amended Schedule A to Rule 12b-1 Distribution Plan, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on October 21, 2025.

(n)	Not Applicable

(o)	Not Applicable

(p)	(1) Code of Ethics of Registrant, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(2) Code of Ethics of REX Advisers, LLC, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(3) Code of Ethics of Distributor, not applicable per Rule 17j-1(c)(3)

(q)	Powers of Attorney, incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-283221) filed on May 14, 2025.

(1)	Filed herewith.

Item 29.	Persons Controlled By or Under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Article VII, Section 2 of the Declaration of Trust sets forth the following with regard to indemnification of the Trust’s “Agents” which includes any Person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise.

(a) Indemnification by Trust. The Trust shall indemnify, out of Trust Property, to the fullest extent permitted under applicable law, any Person who was or is a party or is threatened to be made a party to any Proceeding by reason of the fact that such Person is or was an Agent of the Trust, against Expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such Proceeding if such Person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the Person did not act in good faith or that the Person had reasonable cause to believe that the Person’s conduct was unlawful.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA Section 3817 permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

Certain information pertaining to the business and other connections of REX Advisers, LLC, the investment adviser to the Funds, is hereby incorporated by reference from the Prospectus and Statement of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of REX Advisers, LLC is incorporated by reference to the Form ADV filed by REX Advisers, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-128357).

Item 32.	Principal Underwriter

(a)       Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.

2.	ABS Long/Short Strategies Fund

3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers

4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers

5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers

6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers

7.	AdvisorShares Trust

8.	AFA Private Credit Fund

9.	AGF Investments Trust

10.	AIM ETF Products Trust

11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust

12.	AlphaCentric Prime Meridian Income Fund

13.	American Century ETF Trust

14.	Amplify ETF Trust

15.	Applied Finance Dividend Fund, Series of World Funds Trust

16.	Applied Finance Explorer Fund, Series of World Funds Trust

17.	Applied Finance Select Fund, Series of World Funds Trust

18.	ARK ETF Trust

19.	ARK Venture Fund

20.	Bitwise Funds Trust

21.	BondBloxx ETF Trust

22.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

23.	Bridgeway Funds, Inc.

24.	Brinker Capital Destinations Trust

25.	Brookfield Real Assets Income Fund Inc.

26.	Build Funds Trust

27.	Calamos Convertible and High Income Fund

28.	Calamos Convertible Opportunities and Income Fund

29.	Calamos Dynamic Convertible and Income Fund

30.	Calamos Global Dynamic Income Fund

31.	Calamos Global Total Return Fund

32.	Calamos Strategic Total Return Fund

33.	Carlyle Tactical Private Credit Fund

34.	Cascade Private Capital Fund

35.	Catalyst Strategic Income Opportunities Fund

36.	CBRE Global Real Estate Income Fund

37.	Center Coast Brookfield MLP & Energy Infrastructure Fund

38.	Clifford Capital Partners Fund, Series of World Funds Trust

39.	Cliffwater Corporate Lending Fund

40.	Cliffwater Enhanced Lending Fund

41.	Cohen & Steers ETF Trust

42.	Cohen & Steers Infrastructure Fund, Inc.

43.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers

44.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series

45.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers

46.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust

47.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

48.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust

49.	Davis Fundamental ETF Trust

50.	Defiance Connective Technologies ETF, Series of ETF Series Solutions

51.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions

52.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions

53.	Defiance Quantum ETF, Series of ETF Series Solutions

54.	Denali Structured Return Strategy Fund

55.	Dividend Performers ETF, Series of Listed Funds Trust

56.	Dodge & Cox Funds

57.	DoubleLine ETF Trust

58.	DoubleLine Income Solutions Fund

59.	DoubleLine Opportunistic Credit Fund

60.	DoubleLine Yield Opportunities Fund

61.	DriveWealth ETF Trust

62.	EIP Investment Trust

63.	Ellington Income Opportunities Fund

64.	ETF Opportunities Trust

65.	Evanston Alternative Opportunities Fund

66.	Exchange Listed Funds Trust

67.	Exchange Place Advisors Trust

68.	FlexShares Trust

69.	Forum Funds

70.	Forum Funds II

71.	Forum Real Estate Income Fund

72.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust

73.	Grayscale Future of Finance ETF, Series of ETF Series Solutions

74.	Guinness Atkinson Funds

75.	Harbor ETF Trust

76.	Harris Oakmark ETF Trust

77.	Hawaiian Tax-Free Trust

78.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust

79.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust

80.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

81.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust

82.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust

83.	IDX Funds

84.	Innovator ETFs Trust

85.	Ironwood Institutional Multi-Strategy Fund LLC

86.	Ironwood Multi-Strategy Fund LLC

87.	Jensen Quality Growth ETF, Series of Trust for Professional Managers

88.	John Hancock Exchange-Traded Fund Trust

89.	Kurv ETF Trust

90.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust

91.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers

92.	Mairs & Power Growth Fund, Series of Trust for Professional Managers

93.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

94.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

95.	Manor Investment Funds

96.	Milliman Variable Insurance Trust

97.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

98.	Morgan Stanley ETF Trust

99.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds

100.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds

101.	Morningstar Funds Trust

102.	Mutual of America Investment Corporation

103.	NEOS ETF Trust

104.	Niagara Income Opportunities Fund

105.	NXG Cushing® Midstream Energy Fund

106.	NXG NextGen Infrastructure Income Fund

107.	Opal Dividend Income ETF, Series of Listed Funds Trust

108.	OTG Latin American Fund, Series of World Funds Trust

109.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust

110.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

111.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

112.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

113.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

114.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

115.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

116.	Palmer Square Funds Trust

117.	Palmer Square Opportunistic Income Fund

118.	Partners Group Private Income Opportunities, LLC

119.	Performance Trust Mutual Funds, Series of Trust for Professional Managers

120.	Performance Trust Short Term Bond ETF, Series of Trust for Professional Managers

121.	Perkins Discovery Fund, Series of World Funds Trust

122.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust

123.	Plan Investment Fund, Inc.

124.	Point Bridge America First ETF, Series of ETF Series Solutions

125.	Precidian ETFs Trust

126.	Preferred-Plus ETF, Series of Listed Funds Trust

127.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust

128.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

129.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust

130.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

131.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust

132.	Renaissance Capital Greenwich Funds

133.	Reynolds Funds, Inc.

134.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust

135.	RiverNorth Patriot ETF, Series of Listed Funds Trust

136.	RMB Investors Trust

137.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

138.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

139.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust

140.	Roundhill Cannabis ETF, Series of Listed Funds Trust

141.	Roundhill ETF Trust

142.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust

143.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

144.	Roundhill Video Games ETF, Series of Listed Funds Trust

145.	Rule One Fund, Series of World Funds Trust

146.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

147.	Six Circles Trust

148.	Sound Shore Fund, Inc.

149.	SP Funds Trust

150.	Sparrow Funds

151.	Spear Alpha ETF, Series of Listed Funds Trust

152.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust

153.	STF Tactical Growth ETF, Series of Listed Funds Trust

154.	Strategic Trust

155.	Strategy Shares

156.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

157.	Tekla World Healthcare Fund

158.	Tema ETF Trust

159.	The 2023 ETF Series Trust

160.	The 2023 ETF Series Trust II

161.	The Cook & Bynum Fund, Series of World Funds Trust

162.	The Community Development Fund

163.	The Finite Solar Finance Fund

164.	The Private Shares Fund

165.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

166.	Third Avenue Trust

167.	Third Avenue Variable Series Trust

168.	Tidal ETF Trust

169.	Tidal Trust II

170.	Tidal Trust III

171.	TIFF Investment Program

172.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan

173.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

174.	Timothy Plan International ETF, Series of The Timothy Plan

175.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan

176.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

177.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan

178.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

179.	Total Fund Solution

180.	Touchstone ETF Trust

181.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust

182.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust

183.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust

184.	T-Rex 2x Long Ether Daily Target ETF

185.	TrueShares Active Yield ETF, Series of Listed Funds Trust

186.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust

187.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust

188.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust

189.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust

190.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust

191.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust

192.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust

193.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust

194.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust

195.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust

196.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust

197.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust

198.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust

199.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust

200.	U.S. Global Investors Funds

201.	Union Street Partners Value Fund, Series of World Funds Trust

202.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

203.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

204.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust

205.	Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust

206.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust

207.	Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust

208.	VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II

209.	VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II

210.	VictoryShares Corporate Bond ETF, Series of Victory Portfolios II

211.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

212.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II

213.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II

214.	VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II

215.	VictoryShares Free Cash Flow Growth ETF, Series of Victory Portfolios II

216.	VictoryShares Hedged Equity Income ETF, Series of Victory Portfolios II

217.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II

218.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II

219.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II

220.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II

221.	VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II

222.	VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II

223.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

224.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II

225.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

226.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

227.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

228.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II

229.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

230.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II

231.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II

232.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II

233.	VictoryShares WestEnd Economic Cycle Bond ETF, Series of Victory Portfolios II

234.	VictoryShares WestEnd Global Equity ETF, Series of Victory Portfolios II

235.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II

236.	Virtus Stone Harbor Emerging Markets Income Fund

237.	Volatility Shares Trust

238.	WEBs ETF Trust

239.	Wellington Global Multi-Strategy Fund

240.	West Loop Realty Fund, Series of Investment Managers Series Trust

241.	Wilshire Mutual Funds, Inc.

242.	Wilshire Variable Insurance Trust

243.	WisdomTree Digital Trust

244.	WisdomTree Trust

245.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)         The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Teresa Cowan	Three Canal Plaza, Suite 100 Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100 Portland, ME 04101	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100 Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)	Not Applicable.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of 15 U.S.C. 80a-3-(a) and rules under that section, are maintained by the Registrant’s investment advisor, REX Advisers, LLC, 1241 Post Road, Fairfield, Connecticut 06824.

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Miami, and State of Florida, on the 24th day of October, 2025.

REX ETF Trust

By:	/s/ Gregory D. King
Gregory D. King, President, Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title		Date

/s/ Gregory D. King	President, Chief Executive Officer and Trustee		October 24, 2025
Gregory D. King

/s/ Robert Rokose	Treasurer, Chief Financial Officer and Chief Accounting Officer		October 24, 2025
Robert Rokose

)
Ian G. Merrill*	Trustee	)	By:	/s/ Gregory Collett
		)		Gregory Collett
Richard Shorten*	Trustee	)		Attorney-In-Fact
		)		October 24, 2025
Huaxing (Jason) Lu*	Trustee	)
)

* An original powers of attorney authorizing Gregory Collett and Robert Rokose to execute the Registrant’s Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

Index to Exhibits

(i)	Opinion of Legal Counsel